     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2003


                                                     REGISTRATION NOS. 333-53836
                                                                   AND 811-10213

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.        / /

                         POST-EFFECTIVE AMENDMENT NO. 6       /X/


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 7              /X/

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)


                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (866) 667-0561

Name and Address of Agent for Service:            Copy to:

Craig A. Hawley, Esq.                             Michael Berenson, Esq.
Secretary and General Counsel                     Christopher D. Menconi, Esq.
Inviva, Inc.                                      Morgan, Lewis & Bockius LLP
9920 Corporate Campus Drive, Suite 1000           1111 Pennsylvania Avenue, N.W.
Louisville, Kentucky 40223                        Washington, D.C. 20004


It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

/ / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment


 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                               ADVANTAGE STRATEGY

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT
                                    ISSUED BY


                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

                                       and

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the Advantage Strategy individual flexible premium deferred annuity contract, fixed and variable accounts (CONTRACT) offered by Jefferson National Life Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

  The annuity contract has a variety of investment options which include a fixed account and several subaccounts that invest in investment portfolios listed below. You can put your money in the fixed account and/or the subaccounts. Money you put in a subaccount is invested exclusively in a single portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at the same time. In certain states, your contract may not offer a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.

AIM VARIABLE INSURANCE FUNDS
MANAGED BY AIM ADVISORS, INC.
   -    AIM V.I. Basic Value Fund
   -    AIM V.I. Mid Cap Core Equity Fund Series II


THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.


   -    Alger American Growth Portfolio
   -    Alger American Leveraged AllCap Portfolio
   -    Alger American MidCap Growth Portfolio
   -    Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   -    VP Income & Growth Fund
   -    VP International Fund
   -    VP Value Fund


CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

   -    Balanced Portfolio
   -    Conseco 20 Focus Portfolio
   -    Equity Portfolio
   -    Fixed Income Portfolio
   -    Government Securities Portfolio
   -    High Yield Portfolio
   -    Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION--SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.


DREYFUS STOCK INDEX FUND (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

   -    Dreyfus VIF--Disciplined Stock Portfolio
   -    Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

   -    Federated Capital Income Fund II (formerly, Federated Utility Fund II)
   -    Federated High Income Bond Fund II
        (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

   -    Federated International Equity Fund II
   -    Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

   -    First American Large Cap Growth Portfolio
   -    First American Mid Cap Growth Portfolio

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT I
                                                                VARIABLE ANNUITY


INVESCO VARIABLE INVESTMENT FUNDS, INC.

MANAGED BY INVESCO FUNDS GROUP, INC.

   -    INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
   -    INVESCO VIF--Financial Services Fund
   -    INVESCO VIF--Health Sciences Fund
   -    INVESCO VIF--High Yield Fund
   -    INVESCO VIF--Real Estate Opportunity Fund
   -    INVESCO VIF--Technology Fund
   -    INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

MANAGED BY JANUS CAPITAL MANAGEMENT LLC
   -    Growth Portfolio (Institutional Shares)
   -    Growth & Income Portfolio (Institutional Shares)
   -    International Growth Portfolio (Institutional Shares)
   - Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio) (Institutional Shares)
   -    Worldwide Growth Portfolio (Institutional Shares)


LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT

   -    Lazard Retirement Equity Portfolio
   -    Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO.
   -    America's Value Portfolio

   -    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   -    Fasciano Portfolio (Class S)

   -    Limited Maturity Bond Portfolio
   -    Midcap Growth Portfolio
   -    Partners Portfolio

   -    Regency Portfolio

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY
   -    PIMCO PVIT Real Return Fund
   -    PIMCO PVIT Total Return Fund

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   -    Pioneer Equity Income VCT Portfolio
   -    Pioneer Europe VCT Portfolio
   -    Pioneer Fund VCT Portfolio


ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC
   -    Small-Cap Portfolio
   -    Micro-Cap Portfolio


RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS
   -    Juno Fund
   -    Medius Fund
   -    Mekros Fund

   -    Nova Fund
   -    OTC Fund

   -    Sector Rotation Fund
   -    Ursa Fund
   -    U.S. Government Bond Fund

   -    U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   -    Seligman Communications and Information Portfolio (Class 2)
   -    Seligman Global Technology Portfolio (Class 2)


STRONG OPPORTUNITY FUND II, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

   -    Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

   -    Strong Mid Cap Growth Fund II


THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY EQSF ADVISERS, INC.
   -    Third Avenue Value Portfolio


VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION
   -    Worldwide Absolute Return Fund

   -    Worldwide Bond Fund
   -    Worldwide Emerging Markets Fund
   -    Worldwide Hard Assets Fund
   -    Worldwide Real Estate Fund

   -    Worldwide Ultra Short-Term Income Fund

VARIABLE INSURANCE FUNDS
MANAGED BY CHOICE CAPITAL MANAGEMENT
   -    Choice VIT Market Neutral Fund

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.


  To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site

(http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at our administrative office:
P.O. Box 36840, Louisville, Kentucky 40233.


THE CONTRACTS:
   -    ARE NOT BANK DEPOSITS
   -    ARE NOT FEDERALLY INSURED
   -    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   -    ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL


May 1, 2003

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT I
                                                                VARIABLE ANNUITY


TABLE OF CONTENTS


                                                                                 PAGE
INDEX OF SPECIAL TERMS                                                              6
HIGHLIGHTS                                                                          7
FEE TABLE                                                                           8
THE COMPANY                                                                        12
THE ADVANTAGE STRATEGY ANNUITY CONTRACT                                            12
PURCHASE
     Purchase Payments                                                             12
     Allocation of Purchase Payments                                               12
     Free Look                                                                     12
INVESTMENT OPTIONS                                                                 12
     Investment Portfolios                                                         12
     The Fixed Account                                                             12
     The General Account                                                           13
     Voting Rights                                                                 13
     Substitution                                                                  13
     Transfers                                                                     13
     Excessive Trading Limits                                                      13
     Dollar Cost Averaging Program                                                 14
     Rebalancing Program                                                           14
     Asset Allocation Program                                                      14
     Interest Sweep Program                                                        15
EXPENSES                                                                           15
     Insurance Charges                                                             15
     Earnings Protection Benefit Rider                                             15
     Guaranteed Minimum Withdrawal Benefit                                         16
     Contract Maintenance Charge                                                   16
     Contingent Deferred Sales Charge                                              16
     Waiver of Contingent Deferred Sales Charge.                                   16
     Reduction or Elimination of the Contingent Deferred Sales Charge.             17
     Transfer Fee                                                                  17
     Premium Taxes                                                                 17
     Income Taxes                                                                  18
     Investment Portfolio Expenses                                                 18
CONTRACT VALUE                                                                     18
     Accumulation Units                                                            18
ACCESS TO YOUR MONEY                                                               18
     Optional Guaranteed Minimum Withdrawal Benefit                                18
     Systematic Withdrawal Program                                                 19
     Suspension of Payments or Transfers                                           19
DEATH BENEFIT                                                                      20
     Upon Your Death During the Accumulation Period                                20

     Death Benefit Amount During the Accumulation Period                           20
     Optional Guaranteed Minimum Death Benefit                                     20
     Earnings Protection Benefit                                                   21
     Payment of the Death Benefit During the Accumulation Period                   21
     Death of Contract Owner During the Annuity Period                             22
     Death of Annuitant                                                            22
ANNUITY PAYMENTS (THE ANNUITY PERIOD)                                              22
     Annuity Payment Amount                                                        22
     Optional Guaranteed Minimum Income Benefit                                    23
     Annuity Options                                                               24
TAXES                                                                              24
     Annuity Contracts in General                                                  24
     Tax Status of the Contracts                                                   24
     Taxation of Non-Qualified Contracts                                           25
     Taxation of Qualified Contracts                                               26
     Possible Tax Law Changes                                                      27
OTHER INFORMATION                                                                  27
     Legal Proceedings                                                             27
     Legal Matters                                                                 27
     The Separate Account                                                          27
     Distributor                                                                   28
     Ownership                                                                     28
     Beneficiary                                                                   28
     Assignment                                                                    28
     Financial Statements                                                          28
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                       29
APPENDIX A - MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS                      37
APPENDIX B - ACCUMULATION UNIT VALUES                                              58
APPENDIX C - EARNINGS PROTECTION BENEFIT RIDER EXAMPLES                            60
APPENDIX D - GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES                        61

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need additional explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                     PAGE
Accumulation Period                                                  13
Accumulation Unit                                                    19
Annuitant                                                            23
Annuity Date                                                         23
Annuity Options                                                      23
Annuity Payments                                                     26
Annuity Period                                                       13
Annuity Unit                                                         19
Beneficiary                                                          29
Contract                                                              1
Investment Portfolios                                                13
Joint Owner                                                          29
Non-Qualified                                                        25
Owner                                                                29
Purchase Payment                                                     13
Qualified                                                            25
Tax Deferral                                                         13

HIGHLIGHTS


   The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Jefferson National Life Annuity Account I (Separate Account) and the fixed account. The fixed account may not be available in your state. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your contract irrespective of the value of your contract. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

   The contract offers a choice of two guaranteed minimum death benefit options and a corresponding guaranteed minimum income benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect one of the guaranteed minimum death benefit options. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options. These options may not be available in your state.

   We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your beneficiary defray federal and state taxes that may apply to the death benefit paid from the contract. The EPB option is not available for qualified contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

   All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 7% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.


   You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

   FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.


   TAX PENALTY. In general, your earnings are not taxed until you take money out of your contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payment will be taxable income to you.


   INQUIRIES. If you need more information, please contact us at:

   Jefferson National Life Insurance Company
   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561

FEE TABLE


   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a percentage
of purchase payments withdrawn)(1)                   7%

TRANSFER FEE(2)                                      You may make up to 12
                                                     transfers each contract
                                                     year without charge.
                                                     Thereafter, we may charge a
                                                     fee of $25 per transfer.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the investment portfolios' fees and expenses.



                                                                 CURRENT CHARGE                      MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3)                              $30 per contract per year           $60 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
                                                                      1.40%                               1.65%
Mortality and Expense Risk and Administrative Charges

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                1.40%                               1.65%
(without optional riders)

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
(as a percentage of average account value)

                  2 YEAR WAITING PERIOD                               0.50%                               0.75%

                  5 YEAR WAITING PERIOD                               0.35%                               0.50%

GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 RIDER                       0.35%                               0.50%
(as a percentage of average account value)

GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 RIDER                       0.45%                               0.65%
(as a percentage of average account value)

GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT RIDERS
(as a percentage of average account value)(4)                         0.65%                               1.00%

GUARANTEED MINIMUM DEATH BENEFIT OPTION 2 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT RIDERS
(as a percentage of average account value)(4)                         0.75%                               1.15%

OPTIONAL EARNINGS PROTECTION BENEFIT RIDER

         BASE BENEFIT
         (as a percentage of contract value as of each
         contract anniversary date)                                   0.25%                               0.25%

         OPTIONAL BENEFIT
         (as a percentage of contract value as of the
         contract anniversary date for each 1% of                     0.01%                               0.02%
         optional coverage elected)

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(assuming Guaranteed Minimum Withdrawal Benefit (With
2 Year Waiting Period), Guaranteed Minimum Death
Benefit Option 2, Guaranteed Minimum Income Benefit
and only the Base Benefit under the Earnings                          2.90%                               3.80%
Protection Benefit rider)



   The next item shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.



                                                                                           MINIMUM               MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from investment portfolio assets, including management          0.26%                8.19%(5)
fees, distribution and/or service (12b-1) fees, and other expenses)



(1) The contingent deferred sales charge, which applies separately to each purchase payment, decreases to zero over time in accordance with the following schedule:



         NO. OF CONTRACT YEARS FROM                                    CONTINGENT DEFERRED
         RECEIPT OF PURCHASE PAYMENT                                   SALES CHARGE PERCENT
         0-1                                                                    7%
         2                                                                      7%
         3                                                                      6%
         4                                                                      5%
         5                                                                      4%
         6                                                                      3%
         7                                                                      2%
         8 and more                                                             0%





         Once each contract year, you can take money out of your contract without a contingent deferred sales charge. The amount of money you can withdraw without a contingent deferred sales charge is the greater of:
         (i) 10% of the value of your contract (on a non-cumulative basis); (ii) the IRS minimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or (iii) the total of your purchase payments that have been in the contract more than 7 complete years.

(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the 12 transfers per contract year limit. All reallocations made on the same day count as one transfer.

(3) Jefferson National will not charge the contract maintenance charge if the value of your contract is $50,000 or more.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase either Guaranteed Minimum Death Benefit Option 1 rider or Guaranteed Minimum Death Benefit Option 2 rider.

(5) Although not contractually obligated to do so, the adviser, distributor and shareholder services provider for the Federated International Small Company Fund II waived and reimbursed certain amounts. After these waivers and reimbursements are taken into account, the Fund actually paid 1.78% in total operating expenses for its fiscal year ended December 31, 2002.

EXAMPLES OF FEES AND EXPENSES

   This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract fees, Separate Account annual expenses, and investment portfolio fees and expenses.

   The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your contract at the end of the applicable time period and have not purchased any riders:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,627       $ 3,386          $ 4,872    $ 7,998

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 829         $ 1,156          $ 1,421    $ 2,303



         (2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,627       $ 3,386          $ 4,503    $ 7,998

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 829         $ 1,156          $ 1,067    $ 2,303



         (3) If you do not surrender your contract and have not purchased any riders:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 994         $ 2,837          $ 4,503    $ 7,998

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 201         $ 621            $ 1,067    $ 2,303



         (4) If you surrender your contract at the end of the applicable time period and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 2,010       $ 4,327          $ 6,144    $ 9,421

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,212       $ 2,270          $ 3,220    $ 5,603

         (5) If you annuitize at the end of the applicable time period and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80% (except under certain circumstances):



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 2,010       $ 4,327          $ 5,770    $ 9,422

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,212       $ 2,270          $ 2,858    $ 5,603



         (6) If you do not surrender your contract and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:



                  ASSUMING MAXIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 1,374       $ 3,772          $ 5,770    $ 9,422

                  ASSUMING MINIMUM INVESTMENT                 1 YEAR        3 YEARS          5 YEARS    10 YEARS
                  PORTFOLIO OPERATING EXPENSES                $ 581         $ 1,729          $ 2,858    $ 5,603






CONDENSED FINANCIAL INFORMATION

   Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

THE COMPANY


   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

THE ADVANTAGE STRATEGY ANNUITY CONTRACT


   This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract is in the ANNUITY PERIOD.

   The contract benefits from tax deferral. TAX DEFERRAL means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

   The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

   You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

PURCHASE
PURCHASE PAYMENTS

   A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum purchase payment we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. The maximum of total purchase payments is $2,000,000 without our prior approval.


   You can make additional purchase payments of $500 or more to a non-qualified contract and $50 or more to a qualified contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.


ALLOCATION OF PURCHASE PAYMENTS


   You control where your purchase payments are invested. When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and the investment portfolios you select. Currently, you can allocate money to as many as 15 investment options (investment portfolios and fixed account) at any one time. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

   Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. The method of payment (E.G., check, wire transfer, electronic funds transfer) will affect the timing of our receipt of your purchase payment. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


FREE LOOK

   If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. However, our insurance charges will have been deducted. On the day we receive your request at our administrative office, we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS
INVESTMENT PORTFOLIOS


   The contract offers several subaccounts, each of which invests exclusively in an INVESTMENT PORTFOLIO listed at the beginning of this prospectus. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios might not meet their investment objectives. Additional investment portfolios may be available in the future.

   You should read the prospectuses for these portfolios carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (866) 667-0561. See Appendix A which contains a summary of the investment objectives and strategies for each portfolio.


   The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.




   Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

   We may enter into certain arrangements under which we are reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the portfolios.

THE FIXED ACCOUNT


   You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than the minimum rate prescribed by applicable state law. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.


THE GENERAL ACCOUNT


   During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level.


VOTING RIGHTS


   We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.


SUBSTITUTION


   It may be necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for one of the investment portfolios you have selected. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.


TRANSFERS

   You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money to up to 15 investment options at any one time.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the fixed account, and to or from any investment portfolio. You have to send us a written request to make a transfer. The following apply to any transfer during the accumulation period:


   1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than 12 transfers in a contract year, a transfer fee of $25 may be deducted.

   2. Limits on transfers out of the fixed account may apply.

   3. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

   a. the requirement of a minimum time period between each transfer;

   b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

   c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.


   4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

   TRANSFERS DURING THE ANNUITY PERIOD. You can make up to 12 free transfers every contract year during the annuity period. Thereafter, we may impose a $25 charge per transfer. The following rules also apply to any transfer during the annuity period:

   1. No transfers can be made between the fixed account and the investment portfolios. You may only make transfers between the investment portfolios.

   2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

   TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. A password will also be required for internet transfers. We will send you a confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.


   This product is not designed for professional market timing strategies by third parties. We reserve the right to modify the transfer privileges described above.

EXCESSIVE TRADING LIMITS


   We reserve the right to limit transfers in any contract year, or to refuse any transfer request for an owner, or a third party advisor acting under a Limited Power of Attorney, if:

   - we believe, in our sole discretion, that excessive trading by the owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other owners; or


   - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.


   - your transfer request would result in a redemption of a "substantive" amount from an investment portfolio that had been allocated to that portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the investment portfolio.

   We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other owners.

   If you (or your agent) request a transfer by phone or in writing and that request is restricted or denied, we will notify you in writing the next business day. If your (or your agent's) internet transfer request is restricted or denied, we will send notice by posting an electronic message in your (or your agent's) internet account.


DOLLAR COST AVERAGING PROGRAM


   The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   All dollar cost averaging transfers will be made on the first business day of the month. You can sign up for dollar cost averaging for a specified time period. Dollar cost averaging will end when the value in the investment option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the program.


   If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. This program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM


   Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations or some other allocation of your choosing by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


   EXAMPLE: Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM


   We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.


   Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.


INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the fixed account to the investment portfolios on a periodic and systematic basis. There is no charge for this program.


EXPENSES

   There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES


   Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. If you do not select guaranteed minimum death benefit option 1, guaranteed minimum death benefit option 2 or the guaranteed minimum income benefit, the insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in the investment portfolios. We may increase the insurance charges for your contract up to 1.65%.

   If, at the time of application, you select guaranteed minimum death benefit option 1, the insurance charges for your contract are equal to 1.75% on an annual basis. We may increase the insurance charges for your contract up to 2.15%.

   If, at the time of application, you select guaranteed minimum death benefit option 1 and the corresponding guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.05% on an annual basis. We may increase the insurance charges for your contract up to 2.65%.

   If, at the time of application, you select guaranteed minimum death benefit option 2, the insurance charges for your contract are equal to 1.85% on an annual basis. We may increase the insurance charges for your contract up to 2.30%.

   If, at the time of application, you select guaranteed minimum death benefit option 2 and the corresponding guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.15% on an annual basis. We may increase the insurance charges for your contract up to 2.80%.

   The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are included as part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss.


   If, at the time of application, you select the Earnings Protection Benefit rider we will deduct a charge each contract year as described below.

EARNINGS PROTECTION BENEFIT RIDER


   If, at the time of application, you select the Earnings Protection Benefit rider ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:


For Base Benefit:          0.25% of contract value as of
                           the Contract anniversary date.
For Optional Benefit:      0.01% of contract value as of the
(Current Charge)           Contract Anniversary date for
                           each 1% of optional coverage
                           elected.
For Optional Benefit:      0.02% of contract value as of
(Maximum Charge)           the Contract Anniversary date
                           for each 1% of optional
                           coverage elected.

   If you make a full surrender or upon the death of the owner on other than the contract anniversary, we will deduct the charge for the EPB on a pro rata basis for the period from the last contract anniversary until the date of the full surrender or the date we receive due proof of death of the owner. We recommend you consult your tax advisor before you purchase this rider.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the investment portfolios. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the investment portfolios. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.


CONTRACT MAINTENANCE CHARGE


   On each contract anniversary date during the accumulation period, we deduct $30 (this charge can be increased up to a maximum of $60 per contract per year) from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract.


   We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary we will deduct the full contract maintenance charge on the annuity date unless the contract value on the annuity date is $50,000 or more.

   The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

   No contract maintenance charge is deducted during the annuity period.

CONTINGENT DEFERRED SALES CHARGE

   During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, you will have to pay a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

      NO. OF YEARS                     CONTINGENT
      FROM RECEIPT OF                DEFERRED SALES
      PURCHASE PAYMENT                   CHARGE
      0-1                                   7%
      2                                     7%
      3                                     6%
      4                                     5%
      5                                     4%
      6                                     3%
      7                                     2%
      8 and more                            0%


   In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

   - for issue ages up to 52, there is no contingent deferred sales charge for withdrawals made after the 15th contract year;

   - for issue ages 53 to 56, there is no contingent deferred sales charge for withdrawals made after you attain age 67;

   - for issue ages 57 and later, any otherwise applicable contingent deferred sales charge will be multiplied by a factor ranging from .9 to 0 for contract years one through ten and later, respectively.


   Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

   For tax purposes, withdrawals from non-qualified contracts are generally considered to have come from earnings first.


   FREE WITHDRAWALS. Once each contract year you can withdraw money from your contract, without a contingent deferred sales charge, in an amount equal to the greater of:

   -   10% of the value of your contract (on a non-cumulative basis);

   - the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

   - the total of your purchase payments that have been in the contract for more than 7 complete years.


   WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:


   -   your contract has been in force for at least 1 year;

   - you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   - you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

   -   your employment was involuntarily terminated by your employer; and

   - you certify to us in writing that you are still unemployed when you make the withdrawal request.

       This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.


   WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR NURSING CARE CONFINEMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:


   - you are confined in a qualified nursing care center (as defined in the rider to the contract) for 90 consecutive days;

   -   confinement begins after the first contract year;

   - confinement is prescribed by a qualified physician and is medically necessary;

   - request for this benefit is made during confinement or within 60 days after confinement ends; and

   -   we receive proof of confinement.


   This benefit may be used by only one person including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

   This benefit may not be available in your state.

   WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your contract value after a qualified physician (as defined in the rider to the contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).


   - To qualify, the diagnosis and notice must occur after the first contract year ends.

   - This benefit is not available if you have a terminal illness on the date the contract is issued. All other limitations under the contract apply.

   - This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

   This benefit may not be available in your state.

   With respect to the unemployment, nursing care confinement and terminal illness waiver of contingent deferred sales charge benefits, if the contract is owned by joint owners, these benefits apply to either owner. If the contract is owned by a non-natural person, then these benefits apply to the annuitant.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE


   You can make up to 12 free transfers each contract year. If you make more than 12 transfers in a contract year, you may be charged a transfer fee of $25 per transfer.

   During the accumulation period, the transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

   During the annuity period, the transfer fee will be deducted from the annuity payment following your transfer.

   Transfers made at the end of the free look period by us are not counted in determining the transfer fee. If the transfer is part of the dollar cost averaging, rebalancing or sweep program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.


PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE


   Your contract value is the sum of your interest in the various investment portfolios and the fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolio(s) you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an ACCUMULATION UNIT. During the annuity period of your contract we call the unit an aNNUITY UNIT. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.


ACCUMULATION UNITS

   Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous business day by a factor for the current business day. The factor is determined by:

   1. dividing the value of an investment portfolio share at the end of the current business day (and any charges for taxes) by the value of an investment portfolio share for the previous business day; and

   2. subtracting the daily amount of the insurance charges. The value of an accumulation unit may go up or down from business day to business day.

   When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing

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the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract. Whenever we use an accumulation unit value, it will be based on the value next determined after receipt of the request or the purchase payment.

   We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

   EXAMPLE: On Wednesday, we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

   You can have access to the money in your contract:


   -   by making a withdrawal (either a partial or a complete withdrawal);

   -   by electing to receive annuity payments; or

   -   when a death benefit is paid to your beneficiary.


   In general, withdrawals can only be made during the accumulation period.

   When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.


   You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. There must be at least $500 left in at least one investment portfolio after you make a partial withdrawal. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

   Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of that withdrawal within 7 days.


   Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your contract irrespective of the value of your contract, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until annuity payments begin. The charges for the GMWB option are deducted each business day from amounts held in the investment portfolios. Withdrawals made under this rider will reduce your contract value.

   If you elect the GMWB when you purchase your contract, your initial purchase payment is used as the basis for determining the maximum payout (the "Benefit Amount"). If you elect this benefit at a later date, your contract value on the date the benefit is added to your contract is used to determine the Benefit Amount.

   Once the Benefit Amount has been determined, we calculate the maximum annual guaranteed payment ("Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the contingent deferred sales charge. Withdrawals under this option may result in adverse tax consequences.

   Benefit Payments are zero during the Waiting Period. Presently, you can choose either a two year or five year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth contract anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

   If, in any year, your withdrawals total more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

   - (1- withdrawal/contract value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

   If you make subsequent payments to your contract, we will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent payment plus

                                       19
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the subsequent payment and your new Benefit Payment equals your prior Benefit
Payment increased by 7% of the subsequent payment.

   If you elect the GMWB when you purchase your contract, we count one year as the time between each contract anniversary. If you elect the GMWB at any time after purchase, we treat the time between the date we added the option to your contract and your next contract anniversary as the first year.

   Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your contract value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your contract value.

   Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

   If you, the joint owner or annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your contract.

   You can surrender your contract at any time, even if you elect the GMWB, but you will receive your contract value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.


SYSTEMATIC WITHDRAWAL PROGRAM


   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. All systematic withdrawals will be withdrawn from the fixed account and the investment portfolios on a pro-rata basis, unless you instruct us otherwise. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not charge for this program, however, the withdrawals may be subject to a contingent deferred sales charge.


   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


   If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.


DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If death occurs prior to age 80, the amount of the death benefit will be the greater of:

   (1) the value of your contract as of the business day we receive proof of death and a payment election; or

   (2) the total purchase payments you have made, less any partial withdrawals and contingent deferred sales charges.

   If you are age 80 or over, the death benefit will be equal to the value of your contract as of the business day we receive proof of death and a payment election.


OPTIONAL DEATH BENEFITS

   For an extra charge, at the time you purchase the contract, you can choose one of two death benefit options each of

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which, depending on market conditions, may provide a greater benefit than the death benefit described above.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Under this option, if you die before age 80, the death benefit will be the greater of:


   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

   (2) the value of your contract as of the business day we receive proof of death and a payment election; or

   (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.


   If death occurs at age 80 or later, the death benefit will be the greater of:
(1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawals.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Under this option, if you die before age 80, the death benefit will be the greater of:

   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

   (2) the value of your contract as of the business day we receive proof of death and a payment election;

   (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals; or

   (4) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of death.

   For purposes of these two optional death benefits, adjusted partial withdrawal means:

   - the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

   - the amount of the death benefit just before the partial withdrawal; divided by

   -   the value of your contract just before the partial withdrawal.

   If you take a partial withdrawal at a time when the amount of your death benefit is greater than your contract value, then your death benefit amount may be reduced by an amount greater than the amount withdrawn.


   If death occurs at age 80 or later, the death benefit will be the greater of:
(1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawals.

   If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.

   These benefits may not be available in your state.


EARNINGS PROTECTION BENEFIT


   The EPB is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the contract if you are below age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any death benefit under the contract or any other rider. Withdrawals from the contract will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to non-qualified contracts. We recommend that you consult your tax advisor before you purchase this rider.

   BASE DEATH BENEFIT. Upon the death of the owner, we will pay an additional death benefit in an amount equal to 50% (30% if the owner was between the ages of 70 and 75 when we issued the contract) of the Eligible Gain to the beneficiary upon our receipt of due proof of death of the owner at our administrative office.


   OPTIONAL DEATH BENEFIT. If Owner death occurs after the fifth Contract Year and the optional death benefit is selected, We will pay in addition to the rider's base death benefit an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.


   ELIGIBLE GAIN. Eligible Gain is the least of:

   -   the contract gain; or

   - if death occurs during the first contract year, the initial purchase payment less Equivalency Withdrawals from the initial purchase payment; or

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   -   if death occurs after the first contract year has elapsed, all purchase payments applied to the contract except purchase payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the contract.


   EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:


   -   the partial withdrawal amount; divided by

   -   the contract value prior to the withdrawal; multiplied by

   -   the sum of all purchase payments less all prior Equivalency Withdrawals.

       If you take a partial withdrawal at a time when the sum of all purchase payments less prior Equivalency Withdrawals is greater than your contract value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

   OPTIONAL COVERAGE PERCENTAGE. The Optional Coverage Percentage is a percentage of the initial purchase payment. You must elect the Optional Coverage Percentage at the time of application.

   CONTRACT GAIN. Contract Gain is the contract value reduced by the difference of total purchase payments and Equivalency Withdrawals.

   OPTIONAL GAIN. The Optional Gain is:

   -   the Optional Coverage Percentage; multiplied by

   - the initial purchase payment less Equivalency Withdrawals (from the initial purchase payment); less

   - the sum of all purchase payments reduced by withdrawals, less contract value, when the sum of all purchase payments reduced by withdrawals is greater than contract value.

   TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:

   -   The Annuity Date; or

   -   Full surrender; or

   -   Death of the owner; or

   -   Transfer of ownership

   We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

   See Appendix C for examples of how this benefit works.

   This benefit may not be available in your state.


PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of the death of the owner or a joint owner during the accumulation period.

   OPTION 1--lump sum payment of the death benefit; or

   OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or joint owner; or

   OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

   Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

   Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:

   - continue the contract in his or her own name at the then current contract value;

   -   elect a lump sum payment of the death benefit; or

   -   apply the death benefit to an annuity option.


   If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

   The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk which is borne by the beneficiary.


DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner

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during the annuity period, the surviving owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH OF ANNUITANT

   If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. A change of annuitant by the owner may result in a taxable event. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

   Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)


   Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the date on which those payments begin. We call that date the ANNUITY DATE. Your annuity date cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The ANNUITANT is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

   You can also choose among income plans. We call those ANNUITY OPTIONS. You can elect an annuity option by providing us with a written request. You can change the annuity option at any time up to 30 days before the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.


   During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT


   If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon:


   1) The value of your contract in the investment portfolio(s) on the annuity date;


   2) The 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract;

   3) The performance of the investment portfolio(s) you selected; and

   4) The annuity option you selected.


   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease. Using a higher AIR results in a higher initial annuity payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

   Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT


     For an extra charge, you can elect the guaranteed minimum income benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT EITHER GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 OR GUARANTEED MINIMUM DEATH BENEFIT OPTION 2.


   Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments.


   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Prior to your 80th birthday, the guaranteed minimum income benefit base is the greater of:

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   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

   (2) the value of your contract less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or

   3) the largest contract value on any contract anniversary, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Prior to your 80th birthday, the guaranteed minimum income benefit base is the greater of:

   (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

   (2) the value of your contract less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge;

   (3) the largest contract value on any contract anniversary, less any adjusted partial withdrawals; or

   (4) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of annuitization.

   Irrespective of which guaranteed minimum death benefit option you choose, the guaranteed minimum income benefit base after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or
(2) the guaranteed minimum income benefit base as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

   For purposes of these two optional income benefits, adjusted partial withdrawal means:

   - the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

   - the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by

   -   the value of your contract just before the partial withdrawal.

   If you take a partial withdrawal at a time when your guaranteed minimum income benefit base is greater than your contract value, then your guaranteed minimum income base will be reduced by an amount greater than the amount withdrawn.

   If you elect this benefit, the following limitations will apply:

   - You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2 will be applied.

   - If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

   - If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

   - The annuity date selected must occur within 30 days following a contract anniversary.

   - If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.


   On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

   This benefit may not be available in your state.

ANNUITY OPTIONS

   You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.


   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, if the annuitant dies and we have made payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death).

   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly annuity payments so long as the annuitant is alive but at least for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the specified period to you. If you do not want to receive payments after the annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the annuitant dies and we have made payments less than the specified amount, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death).

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly annuity payments as long as either the annuitant or a joint annuitant is alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first monthly payment.


TAXES


   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL


   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED contract. The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.


TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Owner investment control may exist if the investment portfolios in which variable annuity contract premiums are invested are available to the general public. The investment portfolios available to you under your contract are not available to the general public, although the investment objectives and policies of certain of these portfolios are similar to the investment objectives and policies of other portfolios that are available to the general public and that are managed by certain investment managers that manage certain portfolios available to you under the contract. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified contracts contain provisions that are intended to comply with these Code requirements, although

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no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:


   -   made on or after the taxpayer reaches age 59 1/2;

   -   made on or after the death of an owner;

   -   attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.


   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (I) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.


   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


   ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit rider and charges for the Optional Guaranteed Minimum Death and Income Benefits under the contract are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the contract.


TAXATION OF QUALIFIED CONTRACTS


   The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure

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that contributions, distributions and other transactions with respect to the contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the contract comports with IRA qualification requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a contract.


   ROTH IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.


   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.


   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES


   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.


   We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.




OTHER INFORMATION

LEGAL PROCEEDINGS


   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the separate account.

LEGAL MATTERS

   Morgan, Lewis & Bockius LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

THE SEPARATE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account I (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.


   The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


   The obligations under the contracts are obligations of Jefferson National Life Insurance Company.

   Where permitted by law, we may:

   -   create new Separate Accounts;

   - combine Separate Accounts, including combining the Separate Account with another Separate Account established by the Company;

   - transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another Separate Account;

   -   transfer the Separate Account to another insurance company;

   - add new subaccounts to or remove subaccounts from the Separate Account, or combine subaccounts;

   -   make the subaccounts available under other policies we issue;

   -   add new investment portfolios or remove existing investment portfolios;

   - substitute new investment portfolios for any existing investment portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

   -   deregister the Separate Account under the Investment Company Act of 1940;
       and

   - operate the Separate Account under the direction of a committee or in another form.


DISTRIBUTOR


   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc.

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

   Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may be up to 8.5% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.


OWNERSHIP


   OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

   JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except if state law does not permit this restriction). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.


BENEFICIARY


   The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


ASSIGNMENT

   You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

   If the contract is a qualified contract, there are limitations on your ability assign the contract.




FINANCIAL STATEMENTS


   Our financial statements have been included in the Statement of Additional Information and should be considered only as a bearing upon the ability of the Company to meet its obligations under the contract.

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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio. The following descriptions are qualified in their entirety by the prospectus for each investment portfolio.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. serves as the AIM V.I. Basic Value Fund's investment advisor. The following portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidcapTM Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.


THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the Contract:

VP INCOME & GROWTH FUND

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   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.




CONSECO SERIES TRUST

   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM). Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the Contract:

BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the Contract:


DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite

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Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES


   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II (FORMERLY, FEDERATED UTILITY FUND II)

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.


FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

   The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.




FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

   The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

INVESCO VIF--FINANCIAL SERVICES FUND

   The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

   The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:


GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

MID CAP GROWTH PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO) (INSTITUTIONAL SHARES)

   The Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)


   The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:


AMERICA'S VALUE PORTFOLIO

   The Lord Abbett America's Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalization of roughly $500 million to $10 billion, at the time of purchase.


GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:


FASCIANO PORTFOLIO (Class S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.


LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.


REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include: strong fundamentals, such as a company's financial, operational, and competitive positions, consistent cash flow and a sound earnings record through all phases of the market cycle. The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following portfolios are available under the Contract:

PIMCO PVIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2002 was 5.68 years.

PIMCO PVIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. "Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.


ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following portfolios are available under the Contract:

MICRO-CAP PORTFOLIO

   Royce Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

SMALL-CAP PORTFOLIO

   Royce Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce invests the Fund's assets primarily in equity securities issued by small companies. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of small-cap companies (which is defined as companies with stock market capitalizations less than $2 billion at the time of investment).


RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


JUNO FUND

   The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

MEDIUS FUND

   The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(R). The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(R) and in leverage instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

MEKROS FUND

   The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Fund invests principally in securities of companies included in the Russell 2000(R) Index and in leverage instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.


NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 1500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions.

URSA FUND

   The Ursa Fund seeks to provide instrument results that will inversely correlate to the performance of the S&P Index(R). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts or stock indices.

U.S. GOVERNMENT BOND FUND

   The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leverage instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark.


U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG OPPORTUNITY FUND II

   The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG MID CAP GROWTH FUND II

   The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.


THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with multiple portfolios. EQSF Advisers, Inc., is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following portfolios are available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.


VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:


WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund pursues its objective by utilizing a diversified "manager of managers" investment approach. To manage its assets, the Fund selects multiple investment sub-advisers with experience in managing an absolute return strategies. These strategies may include the following: event driven strategies; relative value/arbitrage strategies; trading/market timing strategies; market neutral equity strategies; long/short equity strategies; long-only equity strategies; short-only strategies; distressed securities; and fixed income and high yield investment strategies.


WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND


   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities."


WORLDWIDE REAL ESTATE FUND

   The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


WORLDWIDE ULTRA SHORT-TERM INCOME FUND

   The Fund seeks high current income consistent with preservation of capital and daily liquidity. Under normal market conditions the Fund will invest its assets in a diversified portfolio of short-term fixed income securities with an average duration which will not exceed one year.

VARIABLE INSURANCE FUNDS

   The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Capital Management is the investment adviser for the Funds. The following Fund is available under the Contract:

CHOICE VIT MARKET NEUTRAL FUND

   The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

APPENDIX B--ACCUMULATION UNIT VALUES

   The following table shows the Accumulation Unit values and the number of Accumulation Units outstanding for the subaccounts of the separate account investing in the funds for the periods indicated. The information is derived from the financial statements of the separate account.

   For the period ending December 31, 2002, each subaccount had three sets of accumulation unit values that reflected the three levels of insurance charges under the contract. The accumulation unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and the Earnings Protection Benefit Rider charge.


                                STANDARD CONTRACT


                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $   13.409   $   14.638     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.860   $   13.409     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    22,345        1,511     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO

Accumulation unit value at beginning of period                           $   16.041   $   17.259     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.454   $   16.041     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    14,164           38     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $   15.987   $   16.518     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.107   $   15.987     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    16,654        1,236     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO

Accumulation unit value at beginning of period                           $    7.901   $    8.768     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.747   $    7.901     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       645          298     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INCOME & GROWTH FUND

Accumulation unit value at beginning of period                           $   11.178   $   11.901     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.887   $   11.178     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    11,089          284     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INTERNATIONAL FUND

Accumulation unit value at beginning of period                           $   10.295   $   11.688     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.083   $   10.295     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    15,885           17     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP VALUE FUND

Accumulation unit value at beginning of period                           $   12.947   $   12.477     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.156   $   12.947     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    25,296       11,092     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  BALANCED PORTFOLIO

Accumulation unit value at beginning of period                           $   13.213   $   13.901     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.346   $   13.213     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    17,460          521     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO

Accumulation unit value at beginning of period                           $    4.481   $    5.912     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    2.103   $    4.481     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       173        6,048     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  EQUITY PORTFOLIO

Accumulation unit value at beginning of period                           $   14.344   $   15.065     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.246   $   14.344     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    26,551          289     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO

Accumulation unit value at beginning of period                           $   11.869   $   11.622     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.252   $   11.869     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    76,273        2,817     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO

Accumulation unit value at beginning of period                           $   11.620   $   11.327     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.528   $   11.620     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    49,076          172     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO

Accumulation unit value at beginning of period                           $   10.400   $   10.506     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.816   $   10.400     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    93,681       52,447     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO

Accumulation unit value at beginning of period                           $   11.471   $   11.392     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.453   $   11.471     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                   122,009       47,317     N/A     N/A     N/A     N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

Accumulation unit value at beginning of period                           $   10.534   $   11.878     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.380   $   10.534     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       569           30     N/A     N/A     N/A     N/A

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

Accumulation unit value at beginning of period                           $   11.166   $   12.046     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.548   $   11.166     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    82,722       13,989     N/A     N/A     N/A     N/A

DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO
  (INITIAL SHARES)

Accumulation unit value at beginning of period                           $    9.604   $   10.414     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.329   $    9.604     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,982          207     N/A     N/A     N/A     N/A

DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO
  (INITIAL SHARES)

Accumulation unit value at beginning of period                           $    9.657   $   10.482     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.358   $    9.657     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,983          362     N/A     N/A     N/A    N/Ac

FEDERATED INSURANCE SERIES:  CAPITAL INCOME (FORMERLY, UTILITY)
  FUND II (a)

Accumulation unit value at beginning of period                           $    8.723   $    9.725     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.542   $    8.723     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                   100,107          274     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II

Accumulation unit value at beginning of period                           $    8.963   $    9.026     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.959   $    8.963     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                   159,358        8,243     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II

Accumulation unit value at beginning of period                           $   11.094   $   13.194     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.449   $   11.094     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    11,777            0     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II

Accumulation unit value at beginning of period                           $    7.899   $    9.517     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.426   $    7.899     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       727            0     N/A     N/A     N/A     N/A

FIRST AMERICAN INSURANCE PORTFOLIOS. INC.:  LARGE CAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.289   $    9.409     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.710   $    8.289     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       101            0     N/A     N/A     N/A     N/A

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  MID CAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.493   $    9.711     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.921   $    8.493     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - CORE EQUITY
  FUND (FORMERLY EQUITY INCOME FUND)

Accumulation unit value at beginning of period                           $   10.836   $   11.443     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.643   $   10.836     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,005          150     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - FINANCIAL
  SERVICES FUND

Accumulation unit value at beginning of period                           $    9.691   $   10.430     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.132   $    9.691     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     9,276       12,774     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HEALTH SCIENCES
  FUND

Accumulation unit value at beginning of period                           $   10.226   $   10.365     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.618   $   10.226     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    12,257       10,400     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HIGH YIELD FUND

Accumulation unit value at beginning of period                           $    7.489   $    8.372     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.289   $    7.489     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    75,604            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - REAL ESTATE
  OPPORTUNITY FUND

Accumulation unit value at beginning of period                           $   10.110   $   10.259     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.604   $   10.110     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,129       54,233     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TECHNOLOGY FUND

Accumulation unit value at beginning of period                           $    7.236   $    9.094     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.793   $    7.236     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    13,507        8,547     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF -
  TELECOMMUNICATIONS FUND

Accumulation unit value at beginning of period                           $    5.772   $    8.264     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    2.800   $    5.772     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,508            0     N/A     N/A     N/A     N/A

JANUS ASPEN SERIES:  GROWTH PORTFOLIO - (SERVICE SHARES)

Accumulation unit value at beginning of period                           $    9.123   $   10.008     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.592   $    9.123     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    44,354        4,056     N/A     N/A     N/A     N/A

JANUS ASPEN SERIES:  MID CAP (FORMERLY, AGGRESSIVE GROWTH) PORTFOLIO
  (INSTITUTIONAL SHARES) (b)

Accumulation unit value at beginning of period                           $   11.477   $   13.934     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.156   $   11.477     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    22,481          727     N/A     N/A     N/A     N/A

JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)

Accumulation unit value at beginning of period                           $    9.500   $   10.019     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.960   $    9.500     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    28,849          168     N/A     N/A     N/A     N/A

LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO

Accumulation unit value at beginning of period                           $   10.498   $   11.548     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.670   $   10.498     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,310            0     N/A     N/A     N/A     N/A

LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO

Accumulation unit value at beginning of period                           $   13.478   $   12.638     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.941   $   13.478     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    55,964       48,547     N/A     N/A     N/A     N/A

LEVCO SERIES TRUST.:  EQUITY VALUE FUND (c)

Accumulation unit value at beginning of period                           $    9.988          N/A     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.600          N/A     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          N/A     N/A     N/A     N/A     N/A

LEVCO SERIES TRUST.:  MID CAP VALUE (c)

Accumulation unit value at beginning of period                           $    9.942          N/A     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.043          N/A     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          N/A     N/A     N/A     N/A     N/A

LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO

Accumulation unit value at beginning of period                           $   13.071   $   13.617     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.565   $   13.071     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    44,805          519     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND
  PORTFOLIO

Accumulation unit value at beginning of period                           $   11.561   $   11.219     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.009   $   11.561     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    36,761       47,138     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.610   $    9.889     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.999   $    8.610     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,042        6,913     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO

Accumulation unit value at beginning of period                           $   10.131   $   10.499     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.578   $   10.131     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        71            0     N/A     N/A     N/A     N/A

PIONEER VARIABLE CONTRACTS TRUST:  EQUITY INCOME PORTFOLIO
  (CLASS II SHARES)

Accumulation unit value at beginning of period                           $    9.155   $    9.594     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.579   $    9.155     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,700        1,334     N/A     N/A     N/A     N/A

PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES) (d)

Accumulation unit value at beginning of period                           $    7.508   $    8.035     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.992   $    7.508     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

PIONEER VARIABLE CONTRACTS TRUST:  PIONEER FUND PORTFOLIO
  (CLASS II SHARES)

Accumulation unit value at beginning of period                           $    8.766   $    9.441     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.980   $    8.766     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,626        4,038     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  NOVA FUND

Accumulation unit value at beginning of period                           $   11.405   $   13.201     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.229   $   11.405     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    12,183       19,043     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  OTC FUND

Accumulation unit value at beginning of period                           $   15.102   $   17.973     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.106   $   15.102     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    23,697       10,705     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND

Accumulation unit value at beginning of period                           $   10.040   $   10.025     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.947   $   10.040     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    11,847        4,685     N/A     N/A     N/A     N/A

SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO
  (CLASS 2 SHARES)

Accumulation unit value at beginning of period                           $    5.742   $    6.165     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.610   $    5.742     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    17,714        8,224     N/A     N/A     N/A     N/A

SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

Accumulation unit value at beginning of period                           $    5.162   $    5.836     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.472   $    5.162     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       375       11,243     N/A     N/A     N/A     N/A

STRONG OPPORTUNITY FUND II, INC.:  STRONG OPPORTUNITY FUND II

Accumulation unit value at beginning of period                           $   14.455   $   15.154     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.431   $   14.455     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    28,632        1,089     N/A     N/A     N/A     N/A

STRONG VARIABLE INSURANCE FUNDS, INC.:  STRONG MID CAP GROWTH FUND II

Accumulation unit value at beginning of period                           $   13.423   $   16.521     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.262   $   13.423     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,535        5,537     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND

Accumulation unit value at beginning of period                           $    9.409   $    9.264     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.288   $    9.409     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    28,523           21     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND

Accumulation unit value at beginning of period                           $    7.382   $    7.544     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.068   $    7.382     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,607          137     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND

Accumulation unit value at beginning of period                           $    8.170   $    8.820     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.827   $    8.170     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    40,204          826     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND

Accumulation unit value at beginning of period                           $   10.150   $   10.353     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.560   $   10.150     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,314          669     N/A     N/A     N/A     N/A



(a) Effective May 1, 2003, the Federated Utility Fund II changed its name to Federated Capital Income Fund II.
(b) Effective as of May 1, 2003, the Janus Aspen Aggressive Growth Portfolio changed its name to Janus Aspen Mid Cap Portfolio.
(c)  This unit value was $10.000 on the inception date of June 24, 2002.
(d) Pioneer VCT Europe Portfolio stopped accepting contributions on January 10, 2003.

                            CONTRACT WITH GMDB OPTION


                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $   13.321   $   14.564     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.776   $   13.321     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       192            0     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO

Accumulation unit value at beginning of period                           $   15.936   $   17.173     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.354   $   15.936     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,122          118     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $   15.883   $   16.435     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.001   $   15.883     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,778           81     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO

Accumulation unit value at beginning of period                           $    7.849   $    8.724     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.693   $    7.849     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,076            0     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INCOME & GROWTH FUND

Accumulation unit value at beginning of period                           $   11.105   $   11.841     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.803   $   11.105     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,989           55     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INTERNATIONAL FUND

Accumulation unit value at beginning of period                           $   10.228   $   11.630     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.007   $   10.228     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       151            0     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP VALUE FUND

Accumulation unit value at beginning of period                           $   12.863   $   12.415     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.050   $   12.863     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     6,667          641     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  BALANCED PORTFOLIO

Accumulation unit value at beginning of period                           $   13.127   $   13.831     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.237   $   13.127     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,774            0     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO

Accumulation unit value at beginning of period                           $    4.459   $    5.891     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    2.086   $    4.459     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    31,251            0     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  EQUITY PORTFOLIO

Accumulation unit value at beginning of period                           $   14.251   $   14.989     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.130   $   14.251     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,895            0     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO

Accumulation unit value at beginning of period                           $   11.792   $   11.564     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.135   $   11.792     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,392        2,779     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO

Accumulation unit value at beginning of period                           $   11.544   $   11.270     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.409   $   11.544     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,527            0     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO

Accumulation unit value at beginning of period                           $   10.348   $   10.469     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.730   $   10.348     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    11,621            0     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO

Accumulation unit value at beginning of period                           $   11.397   $   11.335     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.344   $   11.397     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,551          635     N/A     N/A     N/A     N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

Accumulation unit value at beginning of period                           $   10.465   $   11.818     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.310   $   10.465     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          172     N/A     N/A     N/A     N/A

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

Accumulation unit value at beginning of period                           $   11.093   $   11.985     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.467   $   11.093     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,175          719     N/A     N/A     N/A     N/A

DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO
  (INITIAL SHARES)

Accumulation unit value at beginning of period                           $    9.541   $   10.362     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.259   $    9.541     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO
  (INITIAL SHARES)

Accumulation unit value at beginning of period                           $    9.594   $   10.429     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.279   $    9.594     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,713            0     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  CAPTAL INCOME (FORMERLY, UTILITY)
  FUND II (a)

Accumulation unit value at beginning of period                           $    8.666   $    9.676     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.480   $    8.666     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     9,186            0     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II

Accumulation unit value at beginning of period                           $    8.905   $    8.981     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.874   $    8.905     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    10,633            0     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II

Accumulation unit value at beginning of period                           $   11.021   $   13.127     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.369   $   11.021     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        92            0     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II

Accumulation unit value at beginning of period                           $    7.883   $    9.512     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.394   $    7.883     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  LARGE CAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.272   $    9.404     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.682   $    8.272     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  MID CAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.475   $    9.705     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.892   $    8.475     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - CORE EQUITY FUND
  (FORMERLY EQUITY INCOME FUND)

Accumulation unit value at beginning of period                           $   10.765   $   11.385     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.561   $   10.765     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,821            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - FINANCIAL
  SERVICES FUND

Accumulation unit value at beginning of period                           $    9.671   $   10.424     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.091   $    9.671     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          835     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HEALTH SCIENCES
  FUND

Accumulation unit value at beginning of period                           $   10.205   $   10.360     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.580   $   10.205     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     9,409          758     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HIGH YIELD FUND

Accumulation unit value at beginning of period                           $    7.440   $    8.330     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.220   $    7.440     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - REAL ESTATE
  OPPORTUNITY FUND

Accumulation unit value at beginning of period                           $   10.089   $   10.254     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.551   $   10.089     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,400            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TECHNOLOGY FUND

Accumulation unit value at beginning of period                           $    7.222   $    9.089     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.774   $    7.222     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    21,201            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF -
  TELECOMMUNICATIONS FUND

Accumulation unit value at beginning of period                           $    5.760   $    8.260     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    2.785   $    5.760     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     6,356            0     N/A     N/A     N/A     N/A

JANUS ASPEN SERIES:  GROWTH PORTFOLIO - (SERVICE SHARES)

Accumulation unit value at beginning of period                           $    9.113   $   10.008     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.565   $    9.113     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,203        1,080     N/A     N/A     N/A     N/A

JANUS ASPEN SERIES:  MID CAP (FORMERLY, AGGRESSIVE GROWTH) PORTFOLIO
  (INSTITUTIONAL SHARES) (b)

Accumulation unit value at beginning of period                           $   11.402   $   13.864     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.078   $   11.402     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,305            0     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)

Accumulation unit value at beginning of period                           $    9.489   $   10.019     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.931   $    9.489     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    15,619          130     N/A     N/A     N/A     N/A

LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO

Accumulation unit value at beginning of period                           $   10.430   $   11.491     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.588   $   10.430     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO

Accumulation unit value at beginning of period                           $   13.390   $   12.575     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.837   $   13.390     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                                     98     N/A     N/A     N/A     N/A

LEVCO SERIES TRUST.:  EQUITY VALUE FUND (c)

Accumulation unit value at beginning of period                           $    9.988          N/A     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.586          N/A     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          N/A     N/A     N/A     N/A     N/A

LEVCO SERIES TRUST.:  MID CAP VALUE (c)

Accumulation unit value at beginning of period                           $    9.942          N/A     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.030          N/A     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          N/A     N/A     N/A     N/A     N/A

LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO

Accumulation unit value at beginning of period                           $   12.986   $   13.549     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.465   $   12.986     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,795            0     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND
  PORTFOLIO

Accumulation unit value at beginning of period                           $   11.486   $   11.162     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.895   $   11.486     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,629            0     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.593   $    9.884     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.969   $    8.593     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,545            0     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO

Accumulation unit value at beginning of period                           $   10.064   $   10.446     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.506   $   10.064     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       860            0     N/A     N/A     N/A     N/A

PIONEER VARIABLE CONTRACTS TRUST:  EQUITY INCOME PORTFOLIO
  (CLASS II SHARES)

Accumulation unit value at beginning of period                           $    9.128   $    9.580     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.534   $    9.128     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES) (d)

Accumulation unit value at beginning of period                           $    7.485   $    8.022     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.956   $    7.485     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

PIONEER VARIABLE CONTRACTS TRUST:  PIONEER FUND PORTFOLIO
  (CLASS II SHARES)

Accumulation unit value at beginning of period                           $    8.740   $    9.427     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.938   $    8.740     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  NOVA FUND

Accumulation unit value at beginning of period                           $   11.348   $   13.155     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.171   $   11.348     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,640            0     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  OTC FUND

Accumulation unit value at beginning of period                           $   15.026   $   17.910     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.033   $   15.026     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,704            0     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND

Accumulation unit value at beginning of period                           $   10.020   $   10.019     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.897   $   10.020     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0        9,907     N/A     N/A     N/A     N/A

SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO
  (CLASS 2 SHARES)

Accumulation unit value at beginning of period                           $    5.713   $    6.143     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.581   $    5.713     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,298            0     N/A     N/A     N/A     N/A

SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

Accumulation unit value at beginning of period                           $    5.136   $    5.815     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.444   $    5.136     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,515            0     N/A     N/A     N/A     N/A

STRONG OPPORTUNITY FUND II, INC.:  STRONG OPPORTUNITY FUND II

Accumulation unit value at beginning of period                           $   14.361   $   15.078     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.332   $   14.361     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,342           88     N/A     N/A     N/A     N/A

STRONG VARIABLE INSURANCE FUNDS, INC.:  STRONG MID CAP GROWTH FUND II

Accumulation unit value at beginning of period                           $   13.336   $   16.428     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.183   $   13.336     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,129            0     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND

Accumulation unit value at beginning of period                           $    9.348   $    9.217     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.181   $    9.348     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       334            0     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND

Accumulation unit value at beginning of period                           $    7.334   $    7.506     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.001   $    7.334     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,139            0     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND

Accumulation unit value at beginning of period                           $    8.117   $    8.776     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.753   $    8.117     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND

Accumulation unit value at beginning of period                           $   10.084   $   10.301     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.469   $   10.084     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A



(a) Effective May 1, 2003, the Federated Utility Fund II changed its name to Federated Capital Income Fund II.
(b) Effective as of May 1, 2003, the Janus Aspen Aggressive Growth Portfolio changed its name to Janus Aspen Mid Cap Portfolio.
(c)  This unit value was $10.000 on the inception date of June 24, 2002.
(d) Pioneer VCT Europe Portfolio stopped accepting contributions on January 10, 2003.

                        CONTRACT WITH GMDB & GMIB OPTIONS


                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $   13.235   $   14.491     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.692   $   13.235     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       812          558     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO

Accumulation unit value at beginning of period                           $   15.833   $   17.087     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.256   $   15.833     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,777        1,414     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $   15.779   $   16.352     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.897   $   15.779     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       431            0     N/A     N/A     N/A     N/A

THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO

Accumulation unit value at beginning of period                           $    7.798   $    8.680     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.639   $    7.798     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       436            0     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INCOME & GROWTH FUND

Accumulation unit value at beginning of period                           $   11.033   $   11.782     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.719   $   11.033     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     9,022          282     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INTERNATIONAL FUND

Accumulation unit value at beginning of period                           $   10.161   $   11.571     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.931   $   10.161     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       466            0     N/A     N/A     N/A     N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP VALUE FUND

Accumulation unit value at beginning of period                           $   12.779   $   12.352     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.945   $   12.779     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,521          610     N/A     N/A     N/A     N/A

BERGER INSTITUTIONAL PRODUCTS TRUST:  SMALL COMPANY GROWTH FUND (d)

Accumulation unit value at beginning of period                                        $   13.819     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                              $   11.038     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                                  2,446     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  BALANCED PORTFOLIO

Accumulation unit value at beginning of period                           $   13.042   $   13.762     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.130   $   13.042     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,644        2,099     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO

Accumulation unit value at beginning of period                           $    4.436   $    5.870     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    2.070   $    4.436     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0        2,324     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  EQUITY PORTFOLIO

Accumulation unit value at beginning of period                           $   14.158   $   14.914     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.015   $   14.158     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,329        1,039     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO

Accumulation unit value at beginning of period                           $   11.715   $   11.506     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.020   $   11.715     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     6,832        3,472     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO

Accumulation unit value at beginning of period                           $   11.469   $   11.213     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   12.291   $   11.469     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     5,702        3,266     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO

Accumulation unit value at beginning of period                           $   10.296   $   10.432     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.644   $   10.296     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO

Accumulation unit value at beginning of period                           $   11.323   $   11.278     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.237   $   11.323     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,351        1,033     N/A     N/A     N/A     N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

Accumulation unit value at beginning of period                           $   10.397   $   11.759     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.241   $   10.397     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       705          569     N/A     N/A     N/A     N/A

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

Accumulation unit value at beginning of period                           $   11.021   $   11.925     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.387   $   11.021     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                    29,288          508     N/A     N/A     N/A     N/A

DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO
  (INITIAL SHARES)

Accumulation unit value at beginning of period                           $    9.479   $   10.310     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.190   $    9.479     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       167          167     N/A     N/A     N/A     N/A

DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO
  (INITIAL SHARES)

Accumulation unit value at beginning of period                           $    9.531   $   10.377     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.200   $    9.531     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       421            0     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  CAPITAL INCOME (FORMERLY, UTILITY)
  FUND II (a)

Accumulation unit value at beginning of period                           $    8.610   $    9.627     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.418   $    8.610     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II

Accumulation unit value at beginning of period                           $    8.847   $    8.935     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.789   $    8.847     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,569        1,090     N/A     N/A     N/A     N/A

FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II

Accumulation unit value at beginning of period                           $   10.950   $   13.061     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.290   $   10.950     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        30            0     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II

Accumulation unit value at beginning of period                           $    7.867   $    9.507     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.362   $    7.867     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       216            0     N/A     N/A     N/A     N/A

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  LARGE CAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.256   $    9.399     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.653   $    8.256     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       145            0     N/A     N/A     N/A     N/A

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  MID CAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.458   $    9.701     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.862   $    8.458     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        47            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - CORE EQUITY FUND
  (FORMERLY EQUITY INCOME FUND)

Accumulation unit value at beginning of period                           $   10.695   $   11.328     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.480   $   10.695     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       403          358     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - FINANCIAL
  SERVICES FUND

Accumulation unit value at beginning of period                           $    9.652   $   10.419     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.051   $    9.652     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,928            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HEALTH SCIENCES
  FUND

Accumulation unit value at beginning of period                           $   10.185   $   10.354     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.542   $   10.185     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        12           12     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HIGH YIELD FUND

Accumulation unit value at beginning of period                           $    7.392   $    8.288     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.152   $    7.392     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     3,402        2,177     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - REAL ESTATE
  OPPORTUNITY FUND

Accumulation unit value at beginning of period                           $   10.069   $   10.248     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.499   $   10.069     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       133            0     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TECHNOLOGY FUND

Accumulation unit value at beginning of period                           $    7.207   $    9.084     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.755   $    7.207     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        17        1,497     N/A     N/A     N/A     N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF -
  TELECOMMUNICATIONS FUND

Accumulation unit value at beginning of period                           $    5.748   $    8.256     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    2.772   $    5.748     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

JANUS ASPEN SERIES:  GROWTH PORTFOLIO - (SERVICE SHARES)

Accumulation unit value at beginning of period                           $    9.102   $   10.008     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.537   $    9.102     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       786        1,155     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

JANUS ASPEN SERIES:  MID CAP (FORMERLY, AGGRESSIVE GROWTH) PORTFOLIO
  (INSTITUTIONAL SHARES) (b)

Accumulation unit value at beginning of period                           $   11.328   $   13.794     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.001   $   11.328     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       411          411     N/A     N/A     N/A     N/A

JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)

Accumulation unit value at beginning of period                           $    9.478   $   10.019     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.902   $    9.478     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,685          997     N/A     N/A     N/A     N/A

LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO

Accumulation unit value at beginning of period                           $   10.362   $   11.433     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.506   $   10.362     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     7,178        1,624     N/A     N/A     N/A     N/A

LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO

Accumulation unit value at beginning of period                           $   13.303   $   12.512     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.735   $   13.303     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,541        4,634     N/A     N/A     N/A     N/A

LEVCO SERIES TRUST.:  EQUITY VALUE FUND (c)

Accumulation unit value at beginning of period                           $    9.987          N/A     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.572          N/A     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          N/A     N/A     N/A     N/A     N/A

LEVCO SERIES TRUST.:  MID CAP VALUE (c)

Accumulation unit value at beginning of period                           $    9.941          N/A     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.017          N/A     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        13          N/A     N/A     N/A     N/A     N/A

LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO

Accumulation unit value at beginning of period                           $   12.902   $   13.481     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.365   $   12.902     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     9,445        1,997     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND
  PORTFOLIO

Accumulation unit value at beginning of period                           $   11.411   $   11.107     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   11.783   $   11.411     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     6,606        1,027     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO

Accumulation unit value at beginning of period                           $    8.575   $    9.879     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.939   $    8.575     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       464        2,641     N/A     N/A     N/A     N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO

Accumulation unit value at beginning of period                           $    9.999   $   10.394     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.435   $    9.999     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       615            0     N/A     N/A     N/A     N/A

PIONEER VARIABLE CONTRACTS TRUST:  EQUITY INCOME PORTFOLIO
  (CLASS II SHARES)

Accumulation unit value at beginning of period                           $    9.100   $    9.565     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.488   $    9.100     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       930        1,092     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO
  (CLASS II SHARES) (d)

Accumulation unit value at beginning of period                           $    7.462   $    8.010     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    5.920   $    7.462     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

PIONEER VARIABLE CONTRACTS TRUST:  PIONEER FUND PORTFOLIO
  (CLASS II SHARES)

Accumulation unit value at beginning of period                           $    8.714   $    9.412     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.896   $    8.714     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  NOVA FUND

Accumulation unit value at beginning of period                           $   11.291   $   13.108     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.113   $   11.291     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0        1,998     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  OTC FUND

Accumulation unit value at beginning of period                           $   14.951   $   17.847     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.960   $   14.951     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     1,349        1,663     N/A     N/A     N/A     N/A

RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND

Accumulation unit value at beginning of period                           $   10.000   $   10.014     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.847   $   10.000     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0            0     N/A     N/A     N/A     N/A

SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO
  (CLASS 2 SHARES)

Accumulation unit value at beginning of period                           $    5.684   $    6.121     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.553   $    5.684     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,509        2,587     N/A     N/A     N/A     N/A

SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

Accumulation unit value at beginning of period                           $    5.110   $    5.794     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    3.417   $    5.110     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       652        4,973     N/A     N/A     N/A     N/A

STRONG OPPORTUNITY FUND II, INC.:  STRONG OPPORTUNITY FUND II

Accumulation unit value at beginning of period                           $   14.267   $   15.002     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $   10.234   $   14.267     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     4,525        2,119     N/A     N/A     N/A     N/A

STRONG VARIABLE INSURANCE FUNDS, INC.:  STRONG MID CAP GROWTH FUND II

Accumulation unit value at beginning of period                           $   13.249   $   16.356     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.104   $   13.249     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       825        1,940     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND

Accumulation unit value at beginning of period                           $    9.287   $    9.171     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    8.572   $    9.287     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                         0          769     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND

Accumulation unit value at beginning of period                           $    7.286   $    7.468     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    6.934   $    7.286     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                        87            0     N/A     N/A     N/A     N/A

                                                                            2002         2001       2000    1999    1998    1997
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND

Accumulation unit value at beginning of period                           $    8.064   $    8.732     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    7.679   $    8.064     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                     2,359            0     N/A     N/A     N/A     N/A

VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND

Accumulation unit value at beginning of period                           $   10.018   $   10.249     N/A     N/A     N/A     N/A
Accumulation unit value at end of period                                 $    9.379   $   10.018     N/A     N/A     N/A     N/A
Number of accumulation units outstanding at end of period                       831          516     N/A     N/A     N/A     N/A



(a) Effective May 1, 2003, the Federated Utility Fund II changed its name to Federated Capital Income Fund II.
(b) Effective as of May 1, 2003, the Janus Aspen Aggressive Growth Portfolio changed its name to Janus Aspen Mid Cap Portfolio.
(c)  This unit value was $10.000 on the inception date of June 24, 2002.
(d) Pioneer VCT Europe Portfolio stopped accepting contributions on January 10, 2003.

APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES


   The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second contract Anniversary, and no withdrawals. The examples also assume that the contract is issued to one owner who is age 60 on the issue date. Finally, each example assumes that the death of the owner occurs on the 7th contract anniversary.


MARKET INCREASE EXAMPLE


   The contract value as of the date we receive due proof of death of the owner is $150,000. The following benefit would be payable by the rider:


Base Death Benefit
Contract Value =                                                                                   $  150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                  $  125,000
Contract Gain =                                                                                    $   25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
  Withdrawals during the life of the Contract =                                                    $  125,000

Eligible Gain = Lesser of $25,000 or $125,000 =                                                    $   25,000

Base Death Benefit = 50% x Eligible Gain =                                                         $   12,500

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =                                                                             40%
Initial Purchase Payment less Equivalency Withdrawals =                                            $  100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum
  of all Purchase Payments reduced by Withdrawals is greater than Contract Value =                        N/A

Optional Gain = (40% x $100,000) =                                                                 $   40,000

Optional Death Benefit = 50% x Optional Gain =                                                     $   20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                    $   32,500

MARKET DECREASE EXAMPLE


   The contract value as of the date we receive due proof of death of the owner is $104,000. The following benefit would be payable by the rider:


Base Death Benefit
Contract Value =                                                                                   $  104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                  $  125,000
Contract Gain =                                                                                    $        0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
  Withdrawals during the life of the Contract =                                                    $  125,000

Eligible Gain = Lesser of $0 or $125,000 =                                                         $        0

Base Death Benefit = 50% x Eligible Gain =                                                         $        0

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =                                                                             40%
Initial Purchase Payment less Equivalency Withdrawals =                                            $  100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract
Value = $125,000 - $104,000 =                                                                      $   21,000

Optional Gain = 40% x $100,000 - $21,000 =                                                         $   19,000

Optional Death Benefit = 50% x Optional Gain =                                                     $    9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                          $    9,500

APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES


EXAMPLE 1--ASSUME YOU SELECT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PURCHASE PAYMENT IS $100,000.

   -    Your Benefit Amount is $100,000, which is your initial purchase payment.
   -    Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.


EXAMPLE 2--IF YOU MAKE AN ADDITIONAL PURCHASE PAYMENT OF $50,000, THEN

   - Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional purchase payment ($50,000).
   - Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).


EXAMPLE 3--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR THAT FOLLOWS THE WAITING PERIOD, THEN

   - Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).
   - Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).


EXAMPLE 4--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU WITHDRAW $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE WITHDRAWAL, THEN

   - Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), we recalculate your Benefit Payment as follows:
   - The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the contract value ($150,000) prior to the withdrawal.
   - The adjusted Benefit Payment equals $4,667 [$7,000 times ( 1 minus $50,000/$150,000)]


EXAMPLE 5--IF YOU ELECT TO "STEP-UP" THE BENEFIT AMOUNT AFTER THE FIFTH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

   - We recalculate your Benefit Amount to equal your contract value, which is $200,000.
   - Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
   Performance Calculations
   Annuity Provisions
   Independent Accountants


   Distribution

   Expense Guarantee Agreement

   Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)


If you would like a free copy of the Statement of Additional Information (Form JNL-STGY-SAI-0503) dated May 1, 2003 for this Prospectus, please complete this form, detach, and mail to:


                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

   Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account I fixed and variable annuity at the following address:


                    Name:
                         -------------------------------------------------------
                    Mailing Address:
                                    --------------------------------------------

                    ------------------------------------------------------------
                                                    Sincerely,


                                                    (Signature)




                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233


(C)2003, Jefferson National Life Insurance Company           JNL- STGY-PROS-0503

                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                           FLEXIBLE PURCHASE PAYMENTS

                                    ISSUED BY


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY


                                       AND


                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account I (the "Separate Account"), dated May 1, 2003. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: P.O. Box 40233, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS


                                                                            PAGE
PERFORMANCE CALCULATIONS                                                      1

ANNUITY PROVISIONS                                                           50
   Determination of Amount of the First Monthly Variable Annuity Payment     50
   Value of an Annuity Unit                                                  50
   Amounts of Subsequent Monthly Variable Annuity Payments                   51

INDEPENDENT ACCOUNTANTS                                                      51

DISTRIBUTION                                                                 51
   Reduction or Elimination of the Withdrawal Charge                         51

FINANCIAL STATEMENTS                                                         51

                            PERFORMANCE CALCULATIONS


PERFORMANCE

We may periodically advertise performance of an investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

     Current Yield  =  ((NCS-ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Money Market fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   =  per unit charges deducted from the Subaccount for the 7-day period.

     UV   =  the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

     Effective Yield = (1 + ((NCS-ES)/UV))(TO THE POWER OF 365/7) - 1

     Where:

     NCS = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

     ES   =  per unit charges deducted from the hypothetical Subaccount for the
             7-day period.

     UV   =  the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:


                         YIELD = 2 [(a - b + 1)(TO THE POWER OF 6) - 1]
                                     -----
                                      cd


     Where:

     A = the net investment income earned during the period by the investment portfolio.

     B  =  the expenses accrued for the period (net of reimbursements, if any).

     C = the average daily number of accumulation units outstanding during the period.

     D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect Contract fees and charges including the deduction of surrender charges.

Average annual total return quotations are computed according to the following formula:

                            P (1+T)(TO THE POWER OF n) = ERV

     Where:

     P   =   beginning hypothetical initial purchase payment of $1,000
     T   =   average annual total return
     n   =   number of years in period
     ERV =   ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.


Standard average annual total returns for the Subaccounts as of December 31, 2002 are shown in Table 1. The Table shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges. This charge can be increased to 1.65%. Table 1 reflects the deduction of the contingent deferred sales charge (surrender charge) of 7% during the first contract year (decreasing to 0% in the 8th contract year), and the deduction of the $30 contract maintenance charge. The $30 contract maintenance charge is reflected as an annual charge of 0.04%, based on average Contract Value during the 2002 calendar year of $70,195. The Table does NOT show the effect of electing any rider (or the deduction of its charges). Standard average annual total returns for the Subaccounts would be lower if the charges for riders were reflected.


                                     TABLE 1

                         STANDARD DEATH BENEFIT CONTRACT

          STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS
                             AS OF DECEMBER 31, 2002

                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST

  AIM V.I. Basic Value                                            5/1/03          N/A           N/A           N/A

  AIM V.I. Mid Cap Core Equity                                    5/1/03          N/A           N/A           N/A

THE ALGER AMERICAN FUND

  Alger American Growth                                           7/2/01       -38.78%          N/A        -32.02%

  Alger American Leveraged AllCap                                 7/2/01       -39.62%          N/A        -31.99%

  Alger American MidCap Growth                                    7/2/01       -35.62%          N/A        -27.08%

  Alger American Small Capitalization                             7/2/01       -32.59%          N/A        -28.31%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth                                              7/2/01       -26.32%          N/A        -21.79%

  VP International                                                7/2/01       -27.23%          N/A        -25.69%

  VP Value                                                        7/2/01       -20.15%          N/A        -11.79%

CONSECO SERIES TRUST

  Balanced                                                        7/2/01       -20.42%          N/A        -17.00%

  Conseco 20 Focus                                                7/2/01       -56.53%          N/A        -52.34%

                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
  Equity                                                          7/2/01       -20.88%          N/A        -17.22%

  Fixed Income                                                    7/2/01        -4.33%          N/A         -1.54%

  Government Securities                                           7/2/01        -0.07%          N/A         1.67%

  High Yield                                                      7/2/01        -3.61%          N/A         -3.08%

  Money Market(2)                                                 7/2/01          N/A           N/A           N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   7/2/01       -35.08%          N/A        -30.82%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         7/2/01       -29.06%          N/A        -24.40%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  Dreyfus VIF -- Disciplined Stock                                7/2/01       -29.29%          N/A        -24.83%

  Dreyfus VIF -- International Value                              7/2/01       -19.79%          N/A        -18.28%

FEDERATED INSURANCE SERIES

  Federated High Income Bond (Primary Class)                      7/2/01        -7.36%          N/A         -5.41%

  Federated International Equity                                  7/2/01       -29.42%          N/A        -29.41%

  Federated International Small Company                           7/2/01       -24.60%          N/A        -26.87%

  Federated Capital Income (formerly, Federated Utility)          7/2/01       -30.51%          N/A        -27.06%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Large Cap Growth                                 7/2/01       -36.16%          N/A        -31.90%

  First American Mid Cap Growth                                   7/2/01       -35.39%          N/A        -31.69%

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO VIF -- Core Equity (formerly Equity Income)             7/2/01       -26.08%          N/A        -21.19%

  INVESCO VIF -- Financial Services                               7/2/01       -22.23%          N/A        -19.50%

  INVESCO VIF -- Health Sciences                                  7/2/01       -30.97%          N/A        -22.61%

  INVESCO VIF -- High Yield                                       7/2/01        -9.78%          N/A        -13.34%

  INVESCO VIF -- Real Estate Opportunity                          7/2/01        -2.78%          N/A         -2.82%

  INVESCO VIF -- Technology                                       7/2/01       -51.44%          N/A        -47.00%

  INVESCO VIF -- Telecommunications                               7/2/01       -55.07%          N/A        -53.88%

JANUS ASPEN SERIES

  Global (Institutional Shares)                                   5/1/03          N/A           N/A           N/A

  Growth (Institutional Shares)                                   8/13/01      -33.04%          N/A        -30.02%

  Growth & Income (Institutional Shares)                          5/1/03          N/A           N/A           N/A

  Mid Cap (formerly, Aggressive Growth ) (Institutional           7/2/01       -34.15%          N/A        -33.53%
   Shares)

  Worldwide Growth (Service Shares)                               8/13/01      -32.11%          N/A        -27.27%

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Equity                                        7/2/01       -23.47%          N/A        -21.51%

  Lazard Retirement Small Cap                                     7/2/01       -24.78%          N/A        -13.67%

LORD ABBETT SERIES FUND, INC.

  America's Value                                                 5/1/03          N/A           N/A           N/A

  Growth And Income                                               7/2/01       -25.10%          N/A        -19.76%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
  Fasciano                                                                        N/A           N/A           N/A

  Limited Maturity Bond                                           7/2/01        -3.73%          N/A         -0.52%

  Midcap Growth                                                   7/2/01       -35.44%          N/A        -31.29%

  Partners                                                        7/2/01       -30.69%          N/A        -23.54%

  Regency                                                                         N/A           N/A           N/A

PIMCO VARIABLE INSURANCE TRUST

  PIMCO PVIT Real Return                                          5/1/03          N/A           N/A           N/A

  PIMCO PVIT Total Return                                         5/1/03          N/A           N/A           N/A

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Equity Income VCT                                       7/2/01       -23.28%          N/A        -18.79%

  Pioneer Europe VCT                                              7/2/01       -26.04%          N/A        -21.85%

  Pioneer Fund VCT                                                7/2/01       -26.21%          N/A        -22.31%

ROYCE CAPITAL FUND

  Micro-Cap                                                       5/1/03          N/A           N/A           N/A

  Small-Cap                                                       5/1/03          N/A           N/A           N/A

RYDEX VARIABLE TRUST

  Juno                                                            5/1/03          N/A           N/A           N/A

  Medius                                                          5/1/03          N/A           N/A           N/A

  Mekros                                                          5/1/03          N/A           N/A           N/A

  Nova                                                            7/2/01       -41.28%          N/A        -36.43%

  OTC                                                             7/2/01       -44.14%          N/A        -39.64%

  Sector Rotation                                                 5/1/03          N/A           N/A           N/A

  Ursa                                                            5/1/03          N/A           N/A           N/A

  U.S. Government Bond                                            5/1/03          N/A           N/A           N/A

  U.S. Government Money Market(2)                                 7/2/01          N/A           N/A           N/A

SELIGMAN PORTFOLIOS, INC.

  Seligman Communications and Information (Class 2 Shares)        7/2/01       -41.74%          N/A        -33.50%

  Seligman Global Technology (Class 2 Shares)                     7/2/01       -37.67%          N/A        -32.80%

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity                                              7/2/01       -33.13%          N/A        -25.93%

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Mid Cap Growth                                           7/2/01       -42.97%          N/A        -40.16%

THIRD AVENUE VARIABLE SERIES TRUST

  Third Avenue Value                                              5/1/03          N/A           N/A           N/A

                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Absolute Return                                       5/1/03          N/A           N/A           N/A

  Worldwide Bond                                                  7/2/01        11.20%          N/A         8.46%

  Worldwide Emerging Markets                                      7/2/01       -11.26%          N/A         -8.99%

  Worldwide Hard Assets                                           7/2/01       -11.21%          N/A        -12.23%

  Worldwide Real Estate                                           7/2/01       -12.71%          N/A         -9.87%

  Worldwide Ultra Short-Term Income                               5/1/03          N/A           N/A           N/A

VARIABLE INSURANCE FUNDS

  Choice VIT Market Neutral                                       5/1/03          N/A           N/A           N/A





(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

NON-STANDARD TOTAL RETURN


We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of surrender charge or the contract maintenance charge. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or the contract maintenance charge.


Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.


Non-standard Subaccount average annual total returns for the Subaccounts as of December 31, 2002 are shown in Table 2. The Table shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges. Table 2 does NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or charges for any rider. Non-standard Subaccount average annual total returns would be lower if such charges were deducted.

                                     TABLE 2

                         STANDARD DEATH BENEFIT CONTRACT

        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                             AS OF DECEMBER 31, 2002

                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST

  AIM V.I. Basic Value                                            5/1/03          N/A           N/A           N/A

  AIM V.I. Mid Cap Core Equity                                    5/1/03          N/A           N/A           N/A

THE ALGER AMERICAN FUND

  Alger American Growth                                           7/2/01       -33.92%          N/A        -28.47%

  Alger American Leveraged AllCap                                 7/2/01       -34.83%          N/A        -28.44%

  Alger American MidCap Growth                                    7/2/01       -30.52%          N/A        -23.27%

  Alger American Small Capitalization                             7/2/01       -27.25%          N/A        -24.56%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth                                              7/2/01       -20.49%          N/A        -17.70%

  VP International                                                7/2/01       -21.48%          N/A        -21.81%

  VP Value                                                        7/2/01       -13.84%          N/A         -7.20%

CONSECO SERIES TRUST

  Balanced                                                        7/2/01       -14.13%          N/A        -12.67%

  Conseco 20 Focus                                                7/2/01       -53.07%          N/A        -49.82%

  Equity                                                          7/2/01       -14.62%          N/A        -12.91%

  Fixed Income                                                    7/2/01         3.23%          N/A          3.58%

  Government Securities                                           7/2/01         7.81%          N/A          6.96%

  High Yield                                                      7/2/01         4.00%          N/A          1.96%

  Money Market(2)                                                 7/2/01         0.16%          N/A          0.36%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   7/2/01       -29.94%          N/A        -27.20%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                         7/2/01       -23.44%          N/A        -20.46%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  Dreyfus VIF -- Disciplined Stock                                7/2/01       -23.69%          N/A        -20.90%

  Dreyfus VIF -- International Value                              7/2/01       -13.45%          N/A        -14.02%

FEDERATED INSURANCE SERIES

  Federated High Income Bond (Primary Class)                      7/2/01        -0.04%          N/A          0.49%

  Federated International Equity                                  7/2/01       -23.84%          N/A        -25.72%

  Federated International Small Company                           7/2/01       -18.64%          N/A        -23.05%

  Federated Capital Income (formerly, Federated Utility)          7/2/01       -25.01%          N/A        -23.24%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Large Cap Growth                                 7/2/01       -31.11%          N/A        -28.34%

  First American Mid Cap Growth                                   7/2/01       -30.28%          N/A        -28.11%

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO VIF -- Core Equity (formerly Equity Income)             7/2/01       -20.24%          N/A        -17.08%

  INVESCO VIF -- Financial Services                               7/2/01       -16.09%          N/A        -15.30%

  INVESCO VIF -- Health Sciences                                  7/2/01       -25.50%          N/A        -18.57%

                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                       7/2/01        -2.66%          N/A         -8.82%

  INVESCO VIF -- Real Estate Opportunity                          7/2/01         4.90%          N/A          2.23%

  INVESCO VIF -- Technology                                       7/2/01       -47.59%          N/A        -44.21%

  INVESCO VIF -- Telecommunications                               7/2/01       -51.49%          N/A        -51.44%

JANUS ASPEN SERIES

  Global (Institutional Shares)                                   5/1/03          N/A           N/A           N/A

  Growth (Institutional Shares)                                  8/13/01       -27.74%          N/A        -26.05%

  Growth & Income (Institutional Shares)                          5/1/03          N/A           N/A           N/A

  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)    7/2/01       -28.94%          N/A        -30.05%

  Worldwide Growth (Service Shares)                              8/13/01       -26.74%          N/A         23.15%

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Equity                                        7/2/01       -17.42%          N/A        -17.41%

  Lazard Retirement Small Cap                                     7/2/01       -18.82%          N/A         -9.17%

LORD ABBETT SERIES FUND, INC.

  America's Value                                                 5/1/03          N/A           N/A           N/A

  Growth And Income                                               7/2/01       -19.17%          N/A        -15.58%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Fasciano                                                                        N/A           N/A           N/A

  Limited Maturity Bond                                           7/2/01         3.87%          N/A          4.65%

  Midcap Growth                                                   7/2/01       -30.32%          N/A        -28.36%

  Partners                                                        7/2/01       -25.20%          N/A        -19.55%

  Regency                                                                         N/A            N/A          N/A

PIMCO VARIABLE INSURANCE TRUST

  PIMCO PVIT Real Return                                          5/1/03          N/A            N/A          N/A

  PIMCO PVIT Total Return                                         5/1/03          N/A            N/A          N/A

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Equity Income VCT                                       7/2/01       -17.22%          N/A        -14.56%

  Pioneer Europe VCT                                              7/2/01       -20.19%          N/A        -17.78%

  Pioneer Fund VCT                                                7/2/01       -20.38%          N/A        -18.25%

ROYCE CAPITAL FUND

  Micro-Cap                                                       5/1/03          N/A           N/A           N/A

  Small-Cap                                                       5/1/03          N/A           N/A           N/A

RYDEX VARIABLE TRUST

  Juno                                                            5/1/03          N/A           N/A           N/A

  Medius                                                          5/1/03          N/A           N/A           N/A

  Mekros                                                          5/1/03          N/A           N/A           N/A

  Nova                                                            7/2/01       -36.62%          N/A        -33.09%

  OTC                                                             7/2/01       -39.71%          N/A        -36.48%

  Sector Rotation                                                 5/1/03          N/A           N/A           N/A

                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
  Ursa                                                            5/1/03          N/A           N/A           N/A

  U.S. Government Bond                                            5/1/03          N/A           N/A           N/A

  U.S. Government Money Market(2)                                 7/2/01        -0.93%          N/A          0.52%

SELIGMAN PORTFOLIOS, INC.

  Seligman Communications and Information (Class 2 Shares)        7/2/01       -37.12%          N/A        -30.02%

  Seligman Global Technology (Class 2 Shares)                     7/2/01       -32.74%          N/A        -29.28%

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity                                              7/2/01       -27.84%          N/A        -22.06%

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Mid Cap Growth                                           7/2/01      -38.456%          N/A        -37.02%

THIRD AVENUE VARIABLE SERIES TRUST

  Third Avenue Value                                              5/1/03          N/A           N/A           N/A

VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Absolute Return                                       5/1/03          N/A           N/A           N/A

  Worldwide Bond                                                  7/2/01        19.97%          N/A         14.09%

  Worldwide Emerging Markets                                      7/2/01        -4.25%          N/A         -4.25%

  Worldwide Hard Assets                                           7/2/01        -4.20%          N/A         -7.66%

  Worldwide Real Estate                                           7/2/01        -5.81%          N/A         -5.18%

  Worldwide Ultra Short-Term Income                               5/1/03          N/A           N/A           N/A

VARIABLE INSURANCE FUNDS

  Choice VIT Market Neutral                                       5/1/03          N/A           N/A           N/A


(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.




TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.



The table below sets out the adjusted historic total returns for the portfolios for various periods as of December 31, 2002. As noted above, this performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges are not deducted.

Non-standard adjusted historic total returns for the portfolios as of December 31, 2002 are shown in Table 3. The Table shows the adjusted portfolio performance for a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges. The Table does NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or charges for any rider. Non-standard adjusted historic total returns of the portfolios would be lower if such charges were deducted.

                                     TABLE 3

                         STANDARD DEATH BENEFIT CONTRACT

       NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS
                             AS OF DECEMBER 31, 2002

                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)


                                                                 PORTFOLIO                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE TRUST

  AIM V.I. Basic Value                                            09/10/01      -23.42%         N/A        -17.12%

  AIM V.I. Mid Cap Core Equity                                    09/10/01      -12.49%         N/A         -5.05%

THE ALGER AMERICAN FUND

  Alger American                                                    1/9/89      -33.92%       -1.44%         8.48%

  Alger American Leveraged AllCap                                  1/25/95      -34.83%        1.85%        12.16%

  Alger American MidCap Growth                                      5/3/93      -30.52%        2.53%        12.15%

  Alger American Small Capitalization                              9/21/88      -27.25%      -10.17%         0.62%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund                                         10/30/97      -20.49%       -1.61%        -0.16%

  VP International Fund                                             5/1/94      -21.48%       -3.14%         3.87%

  VP Value Fund                                                     5/1/96      -13.84%        2.36%         7.12%

CONSECO SERIES TRUST

  Balanced                                                          5/3/93      -14.13%        3.28%         8.59%

  Conseco 20 Focus                                                  5/1/00      -53.07%         N/A        -44.25%

  Equity                                                           12/3/65      -14.62%        3.28%        11.03%

  Fixed Income                                                      5/3/93        3.23%        4.31%         5.25%

  Government Securities                                             5/3/93        7.81%        4.77%         4.44%

  High Yield                                                        5/1/00        4.00%         N/A          2.99%

  Money Market (2)                                                 5/19/81         N/A          N/A           N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)    10/7/93      -29.94%       -5.16%         6.84%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                          9/28/89      -23.44%       -2.26%         8.73%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  Dreyfus VIF-- Disciplined Stock                                   5/1/96      -23.69%       -3.37%         2.94%

  Dreyfus VIF-- International Value                                 5/1/96      -13.45%       -1.19%        -0.05%

FEDERATED INSURANCE SERIES

  Federated High Income Bond (Primary Class)                        3/1/94       -0.04%       -1.73%         3.17%

  Federated International Equity                                    5/8/95      -23.84%       -1.79%         1.23%

  Federated International Small Company                             5/1/00      -18.64%         N/A        -26.42%

  Federated Capital Income (formerly, Federated Utility)           2/10/94      -25.01%       -8.38%         1.49%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Large Cap Growth                                   5/1/01      -31.11%         N/A        -29.26%

  First American Mid Cap Growth                                     5/1/01      -30.28%         N/A        -27.53%

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO VIF-- Core Equity (formerly Equity Income)               8/10/94      -20.24%       -0.92%         8.19%

  INVESCO VIF-- Financial Services                                 9/20/99      -16.09%         N/A          0.44%

  INVESCO VIF-- Health Sciences                                    7/28/97      -25.50%        3.78%         5.25%

                                                                 PORTFOLIO                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- High Yield                                         5/27/94      -2.66%        -5.17%         2.04%

  INVESCO VIF-- Real Estate Opportunity                             4/1/98        4.90%         N/A          1.48%

  INVESCO VIF-- Technology                                         7/14/97      -47.59%       -7.76%        -4.88%

  INVESCO VIF-- Telecommunications                                 9/20/99      -51.49%         N/A        -33.48%

JANUS ASPEN SERIES

  Growth (Institutional Shares)                                   12/31/99      -27.74%         N/A        -23.36%

  Growth & Income (Institutional Shares)                          05/01/98      -23.35%         N/A          1.71%

  International Growth (Institutional Shares)                     05/02/94      -27.32%       -2.69%         5.03%

  Mid Cap (formerly, Aggressive Growth) (Institutional Shares)    9/13/93       -28.94%       -3.43%         7.30%

  Worldwide Growth (Service Shares)                               12/31/99      -26.74%         N/A        -22.62%

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Equity                                        3/18/98       -17.42%         N/A         -2.90%

  Lazard Retirement Small Cap                                     11/4/97       -18.82%        2.36%         1.94%

LORD ABBETT SERIES FUND, INC.

  America's Value                                                 05/01/03         N/A          N/A           N/A

  Growth And Income                                               12/11/89      -19.17%        1.69%         7.13%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Fasciano                                                        11/09/88       -9.95%        0.57%         8.03%

  Limited Maturity Bond                                           9/10/84         3.87%        3.87%         4.22%

  Midcap Growth                                                   11/3/97       -30.32%       -0.31%         2.77%

  Partners                                                        3/22/94       -25.20%       -4.98%         7.13%

  Regency                                                         05/28/99      -12.93%         N/A          4.62%

PIMCO VARIABLE INSURANCE TRUST

  PIMCO PVIT Real Return                                          09/30/99      15.79%          N/A         10.54%

  PIMCO PVIT Total Return                                         12/31/97        5.87%        4.44%         4.44%

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Equity Income VCT                                       9/14/99       -17.22%         N/A         -5.18%

  Pioneer Europe VCT                                               1/2/01       -20.19%         N/A        -22.43%

  Pioneer Fund VCT                                                 5/1/00       -20.38%         N/A        -13.43%

ROYCE CAPITAL FUND

  Micro-Cap                                                       12/27/96      -16.19%       10.18%        11.66%

  Small-Cap                                                       12/27/96      -15.47%        8.72%         9.97%

RYDEX VARIABLE TRUST

  Juno                                                            05/01/03         N/A          N/A           N/A

  Medius                                                          10/01/01      -25.50%         N/A         -4.80%

  Mekros                                                          10/01/01      -36.35%         N/A        -14.86%

  Nova                                                             5/7/97       -36.62%      -10.16%        -5.92%

  OTC                                                              5/7/97       -39.71%       -3.32%        -2.00%

  Sector Rotation                                                 05/01/02         N/A          N/A        -32.53%

                                                                 PORTFOLIO                              10 YEAR OR TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
-----------------------------------------------------------------------------------------------------------------------
  Ursa                                                            10/30/98       19.94%         N/A          3.88%

  U.S. Government Bond                                            08/08/97       12.74%        1.72%         3.39%

  U.S. Government Money Market(2)                                 11/2/98          N/A          N/A           N/A

SELIGMAN PORTFOLIOS, INC.

  Seligman Communications and Information (Class 2 Shares)         5/1/00       -37.12%         N/A        -31.89%

  Seligman Global Technology (Class 2 Shares)                      5/1/00       -32.74%         N/A        -32.87%

STRONG OPPORTUNITY FUND II, INC.

  Opportunity                                                      5/8/92       -27.84%        1.42%         9.39%

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Mid Cap Growth                                           12/31/96      -38.45%       -3.46%        0.84%

THIRD AVENUE VARIABLE SERIES TRUST

  Third Avenue Value                                              09/13/99      -13.54%         N/A         11.90%

VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Absolute Return                                       05/01/03         N/A          N/A           N/A

  Worldwide Bond                                                   9/1/89        19.97%        2.65%         4.92%

  Worldwide Emerging Markets                                      12/21/95       -4.25%       -7.38%        -4.28%

  Worldwide Hard Assets                                            9/1/89        -4.20%       -5.46%         4.81%

  Worldwide Real Estate                                           6/23/97        -5.81%       -0.67%         2.53%

  Worldwide Ultra Short-Term Income                               05/01/03         N/A          N/A           N/A

VARIABLE INSURANCE FUNDS

  Choice VIT Market Neutral                                       05/01/03         N/A          N/A           N/A





(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

C. OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.

                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.


                              INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information of Jefferson National Life Annuity Account I and Conseco Variable Insurance Company have been audited by Ernst & Young LLP independent auditors, for the periods indicated in their reports as stated in their opinions given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 5 Times Square, New York, NY 10036.





                                  DISTRIBUTION


Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

Conseco Equity Sales, Inc. (CES), acted as the distributor of the contracts prior to May 1, 2003. For the past three fiscal years of the Separate Account, CES was paid no underwriting commissions.


REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE


The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.


4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.


The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

CONSECO VARIABLE INSURANCE COMPANY



Annual Report
to Contract Owners

December 31, 2002



                                              Conseco Variable Annuity Account I

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------

CONSECO VARIABLE ANNUITY ACCOUNT I                                                                            PAGE
Statement of Assets and Liabilities as of December 31, 2002..................................................    2
Statements of Operations and Statements of Changes in Net Assets for the year ended December 31, 2002........    9
Statements of Operations and Statements of Changes in Net Assets for the period July 2, 2001
   through December 31, 2001.................................................................................   19
Notes to Financial Statements................................................................................   27
Report of Independent Auditors...............................................................................   37

CONSECO VARIABLE ANNUITY ACCOUNT I

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------
                                                                              SHARES        COST         VALUE
----------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio...................................................      8,392.8   $  248,127    $  206,714
     Leveraged AllCap Portfolio.........................................      9,521.2      252,546       198,516
     MidCap Growth Portfolio............................................     16,806.3      252,892       209,239
     Small Capitalization Portfolio.....................................      1,939.1       22,602        23,676
   American Century Variable Portfolios, Inc:
     Income and Growth Fund.............................................     42,854.9      226,092       221,131
     International Fund.................................................     25,585.1      132,790       133,299
     Value Fund.........................................................     68,019.8      420,816       416,281
   Berger Institutional Products Trust:
     Growth Fund........................................................      1,879.4       13,999        11,727
     International Fund.................................................      1,163.0        8,819         8,432
     Large Cap Growth Fund..............................................      6,117.3       80,755        68,208
     Small Company Growth Fund..........................................      7,160.4       85,210        51,698
   Conseco Series Trust:
     Balanced Portfolio.................................................     25,240.5      283,592       258,714
     Conseco 20 Focus Portfolio.........................................     30,074.4       74,238        65,562
     Equity Portfolio...................................................     25,216.7      422,388       376,232
     Fixed Income Portfolio.............................................    112,010.6    1,091,920     1,082,022
     Government Securities Portfolio....................................     60,518.8      741,516       728,647
     High Yield Portfolio...............................................    128,436.2    1,138,882     1,137,945
     Money Market Portfolio.............................................  1,509,228.5    1,509,229     1,509,229
   The Dreyfus Socially Responsible Growth Fund, Inc....................        492.4       10,669         9,307
   Dreyfus Stock Index Fund.............................................     43,596.6      990,613       979,616
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio........................................      2,351.0       37,307        37,710
     International Value Portfolio......................................      5,064.3       50,984        50,845
   Federated Insurance Series:
     High Income Bond Fund II...........................................    218,166.8    1,515,455     1,544,620
     International Equity Fund II.......................................     11,437.0      101,675       100,531
     International Small Company Fund II................................      1,321.0        6,586         6,050
     Utility Fund II....................................................     94,999.1      719,456       714,393
   First American Insurance Portfolios:
     Large Cap Growth Portfolio.........................................        347.7        1,422         1,394
     Mid Cap Growth Portfolio...........................................         50.0          344           274
   Invesco Variable Investment Funds, Inc:
     Core Equity Fund...................................................      2,454.1       44,539        36,247
     Financial Services Fund............................................     10,962.2      118,772       115,103
     Health Sciences Fund...............................................     11,984.0      183,217       164,780
     High Yield Fund....................................................     85,504.0      619,698       575,442
     Real Estate Opportunity Fund.......................................      7,731.8       80,222        81,107
     Technology Fund....................................................     16,071.3      200,549       131,302
     Telecommunications Fund............................................      8,001.9       29,967        21,925
   Janus Aspen Series:
     Aggressive Growth Portfolio........................................     13,467.8      220,543       213,330
     Growth Portfolio...................................................     21,546.6      319,381       311,995
     Worldwide Growth Portfolio.........................................     15,306.0      393,420       320,661
   Lazard Retirement Series, Inc:
     Equity Portfolio...................................................     12,538.9       97,436        98,430
     Small Cap Portfolio................................................     62,150.6      659,374       666,254
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio........................................     32,446.6      669,321       610,969
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio....................................     43,427.5      583,867       586,272
     Midcap Growth Portfolio............................................      3,527.3       42,816        42,222
     Partners Portfolio.................................................      1,013.6       11,486        11,556


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------
                                                                              SHARES        COST         VALUE
----------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
   Pioneer Variable Contracts Trust, Class II Shares:
     Equity Income Portfolio............................................      1,807.1     $ 28,451   $    27,432
     Fund Portfolio.....................................................      1,202.0       22,230        18,330
   Rydex Variable Trust:
     Nova Portfolio.....................................................     20,655.7      111,793       106,996
     OTC Portfolio......................................................     28,875.5      283,376       261,323
     U.S. Government Money Market Fund..................................    117,836.7      117,837       117,837
   Seligman Portfolios, Inc.: (Class 2 shares)
     Communications and Information Portfolio...........................     10,590.7       87,356        84,620
     Global Technology Portfolio........................................      2,553.7       29,888        22,524
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II.............................................      8,419.4      109,341        86,131
   Strong Opportunity Fund II, Inc......................................     28,106.3      419,567       389,835
   LEVCO Series Trust:
     Van Eck Levin Mid Cap Value Fund...................................         15.1           94           107
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund................................................     29,164.1      320,799       334,221
     Worldwide Emerging Markets Fund....................................      5,197.7       40,524        41,010
     Worldwide Hard Assets Fund.........................................     32,308.7      317,581       332,780
     Worldwide Real Estate Fund.........................................      3,920.1       39,319        39,476
----------------------------------------------------------------------------------------------------------------
       Total assets...............................................................................   $16,002,229
================================================================================================================







   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                UNIT                    SUB-ACCOUNT
                                                                UNITS           VALUE        VALUE         TOTAL
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves
   The Alger American Fund:
     Growth Portfolio
       Standard.............................................   22,344.8       $ 8.859840    $197,972
       GMDB.................................................      192.1         8.775720       1,686
       GMDB & GMIB..........................................      811.8         8.692392       7,056     $  206,714
                                                                                                         ----------
     Leveraged AllCap Portfolio
       Standard.............................................   14,163.9        10.453755     148,066
       GMDB.................................................    2,122.1        10.354478      21,974
       GMDB & GMIB..........................................    2,776.5        10.256129      28,476        198,516
                                                                                                         ----------
     MidCap Growth Portfolio
       Standard.............................................   16,654.3        11.106909     184,977
       GMDB.................................................    1,778.0        11.001491      19,561
       GMDB & GMIB..........................................      431.4        10.897056       4,701        209,239
                                                                                                         ----------
     Small Capitalization Portfolio
       Standard.............................................      645.1         5.747490       3,708
       GMDB.................................................    3,075.6         5.692854      17,508
       GMDB & GMIB..........................................      436.2         5.638750       2,460         23,676
                                                                                                         ----------
   American Century Variable Portfolios, Inc:
     Income and Growth Fund
       Standard.............................................   11,088.9         8.887181      98,550
       GMDB.................................................    4,989.2         8.802848      43,919
       GMDB & GMIB..........................................    9,021.6         8.719306      78,662        221,131
                                                                                                         ----------
     International Fund
       Standard.............................................   15,884.5         8.083219     128,398
       GMDB.................................................      150.7         8.006511       1,207
       GMDB & GMIB..........................................      465.8         7.930522       3,694        133,299
                                                                                                         ----------
     Value Fund
       Standard.............................................   25,295.6        11.155715     282,191
       GMDB.................................................    6,666.9        11.049914      73,668
       GMDB & GMIB..........................................    5,520.5        10.945116      60,422        416,281
                                                                                                         ----------
   Berger Institutional Products Trust:
     Growth Fund
       Standard.............................................      821.2         5.064496       4,158
       GMDB.................................................    1,189.0         5.016077       5,964
       GMDB & GMIB..........................................      323.0         4.968127       1,605         11,727
                                                                                                         ----------
     International Fund
       Standard.............................................      152.6         7.566350       1,155
       GMDB.................................................      971.0         7.494521       7,277
       GMDB & GMIB..........................................        0.0         7.423374           0          8,432
                                                                                                         ----------
     Large Cap Growth Fund
       Standard.............................................    3,110.5         8.145754      25,337
       GMDB.................................................    4,959.8         8.068397      40,017
       GMDB & GMIB..........................................      357.1         7.991778       2,854         68,208
                                                                                                         ----------
     Small Company Growth Fund
       Standard.............................................    4,640.7         5.595119      25,965
       GMDB.................................................    4,206.0         5.541925      23,309
       GMDB & GMIB..........................................      441.6         5.489228       2,424         51,698
                                                                                                         ----------
   Conseco Series Trust:
     Balanced Portfolio
       Standard.............................................   17,460.1        11.346437     198,110
       GMDB.................................................    2,774.3        11.237489      31,176
       GMDB & GMIB..........................................    2,644.1        11.129585      29,428        258,714
                                                                                                         ----------
     Conseco 20 Focus
       Standard.............................................      172.7         2.103216         363
       GMDB.................................................   31,250.7         2.086320      65,199
       GMDB & GMIB..........................................        0.0         2.069567           0         65,562
                                                                                                         ----------


  GMDB = Guaranteed minimum death benefit
  GMIB = Guaranteed minimum income benefit

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                UNIT                    SUB-ACCOUNT
                                                                UNITS           VALUE        VALUE         TOTAL
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves (continued)
   Conseco Series Trust (continued):
     Equity Portfolio
       Standard.............................................   26,550.6       $12.246359   $ 325,148
       GMDB.................................................    2,894.9        12.130227      35,116
       GMDB & GMIB..........................................    1,329.0        12.015184      15,968       $376,232
                                                                                                         ----------
     Fixed Income Portfolio
       Standard.............................................   76,273.4        12.251555     934,468
       GMDB.................................................    5,391.5        12.135440      65,428
       GMDB & GMIB..........................................    6,832.2        12.020400      82,126      1,082,022
                                                                                                         ----------
     Government Securities Portfolio
       Standard.............................................   49,075.6        12.527608     614,800
       GMDB.................................................    3,526.7        12.408873      43,762
       GMDB & GMIB..........................................    5,702.0        12.291266      70,085        728,647
                                                                                                         ----------
     High Yield Portfolio
       Standard.............................................   93,680.7        10.816035   1,013,254
       GMDB.................................................   11,621.3        10.729532     124,691
       GMDB & GMIB..........................................        0.0        10.643743           0      1,137,945
                                                                                                         ----------
     Money Market Portfolio
       Standard.............................................  122,009.1        11.452970   1,397,367
       GMDB.................................................    5,550.8        11.344411      62,971
       GMDB & GMIB..........................................    4,351.0        11.236869      48,891      1,509,229
                                                                                                         ----------
   The Dreyfus Socially Responsible Growth Fund, Inc
       Standard.............................................      569.3         7.380365       4,202
       GMDB.................................................        0.0         7.310285           0
       GMDB & GMIB..........................................      705.1         7.240869       5,105          9,307
                                                                                                         ----------
   Dreyfus Stock Index Fund
       Standard.............................................   82,722.3         8.548003     707,111
       GMDB.................................................    3,174.9         8.466866      26,881
       GMDB & GMIB..........................................   29,288.0         8.386508     245,624        979,616
                                                                                                         ----------
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio
       Standard.............................................    4,981.5         7.328528      36,507
       GMDB.................................................        0.0         7.258964           0
       GMDB & GMIB..........................................      167.3         7.190057       1,203         37,710
                                                                                                         ----------
     International Value Portfolio
       Standard.............................................    2,982.9         8.357958      24,931
       GMDB.................................................    2,713.3         8.278630      22,463
       GMDB & GMIB..........................................      420.9         8.200045       3,451         50,845
                                                                                                         ----------
   Federated Insurance Series:
     High Income Bond Fund II
       Standard.............................................  159,357.6         8.959045   1,427,691
       GMDB.................................................   10,632.8         8.873654      94,352
       GMDB & GMIB..........................................    2,568.7         8.789056      22,577      1,544,620
                                                                                                         ----------
     International Equity Fund II
       Standard.............................................   11,777.0         8.449492      99,510
       GMDB.................................................       92.0         8.369264         770
       GMDB & GMIB..........................................       30.3         8.289802         251        100,531
                                                                                                         ----------
     International Small Company Fund II
       Standard.............................................      727.3         6.426484       4,674
       GMDB.................................................        0.0         6.393955           0
       GMDB & GMIB..........................................      216.4         6.361589       1,376          6,050
                                                                                                         ----------
     Utility Fund II
       Standard.............................................  100,107.4         6.541713     654,874
       GMDB.................................................    9,185.5         6.479653      59,519
       GMDB & GMIB..........................................        0.0         6.418186           0        714,393
                                                                                                         ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                UNIT                    SUB-ACCOUNT
                                                                UNITS           VALUE        VALUE         TOTAL
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves (continued)
   First American Insurance Portfolios:
     Large Cap Growth Portfolio
       Standard.............................................      100.5       $ 5.710410        $574
       GMDB.................................................        0.0         5.681781           0
       GMDB & GMIB..........................................      145.1         5.653297         820         $1,394
                                                                                                         ----------
     Mid Cap Growth Portfolio
       Standard.............................................        0.0         5.921408           0
       GMDB.................................................        0.0         5.891713           0
       GMDB & GMIB..........................................       46.7         5.862174         274            274
                                                                                                         ----------
   Invesco Variable Investment Funds, Inc:
     Core Equity Fund
       Standard.............................................    1,005.2         8.642808       8,688
       GMDB.................................................    2,820.6         8.560800      24,146
       GMDB & GMIB..........................................      402.5         8.479577       3,413         36,247
                                                                                                         ----------
     Financial Services Fund
       Standard.............................................    9,275.9         8.131832      75,431
       GMDB.................................................        0.0         8.091100           0
       GMDB & GMIB..........................................    4,927.9         8.050570      39,672        115,103
                                                                                                         ----------
     Health Sciences Fund
       Standard.............................................   12,257.1         7.618085      93,376
       GMDB.................................................    9,408.7         7.579934      71,318
       GMDB & GMIB..........................................       11.5         7.541977          86        164,780
                                                                                                         ----------
     High Yield Fund
       Standard.............................................   75,604.3         7.289393     551,109
       GMDB.................................................        0.0         7.220313           0
       GMDB & GMIB..........................................    3,402.3         7.151895      24,333        575,442
                                                                                                         ----------
     Real Estate Opportunity Fund
       Standard.............................................    5,128.6        10.604381      54,386
       GMDB.................................................    2,399.7        10.551316      25,320
       GMDB & GMIB..........................................      133.4        10.498523       1,401         81,107
                                                                                                         ----------
     Technology Fund
       Standard.............................................   13,506.6         3.792907      51,229
       GMDB.................................................   21,201.1         3.773859      80,010
       GMDB & GMIB..........................................       16.9         3.754904          63        131,302
                                                                                                         ----------
     Telecommunications Fund
       Standard.............................................    1,507.5         2.799527       4,220
       GMDB.................................................    6,356.2         2.785450      17,705
       GMDB & GMIB..........................................        0.0         2.771468           0         21,925
                                                                                                         ----------
   Janus Aspen Series:
     Aggressive Growth Portfolio
       Standard.............................................   22,481.2         8.155616     183,348
       GMDB.................................................    3,304.6         8.078074      26,694
       GMDB & GMIB..........................................      410.9         8.001263       3,288        213,330
                                                                                                         ----------
     Growth Portfolio
       Standard.............................................   44,354.2         6.592301     292,396
       GMDB.................................................    2,203.3         6.564763      14,464
       GMDB & GMIB..........................................      785.5         6.537328       5,135        311,995
                                                                                                         ----------
     Worldwide Growth Portfolio
       Standard.............................................   28,848.7         6.959741     200,780
       GMDB.................................................   15,619.2         6.930689     108,252
       GMDB & GMIB..........................................    1,685.0         6.901738      11,629        320,661
                                                                                                         ----------
   Lazard Retirement Series, Inc:
     Equity Portfolio
       Standard.............................................    4,310.3         8.669821      37,370
       GMDB.................................................        0.0         8.587575           0
       GMDB & GMIB..........................................    7,178.4         8.506098      61,060         98,430
                                                                                                         ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                UNIT                    SUB-ACCOUNT
                                                                UNITS           VALUE        VALUE         TOTAL
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves (continued)
   Lazard Retirement Series, Inc: (continued)
     Small Cap Portfolio
       Standard.............................................   55,963.6       $10.941164    $612,306
       GMDB.................................................    2,461.2        10.837379      26,673
       GMDB & GMIB..........................................    2,540.8        10.734566      27,275      $ 666,254
                                                                                                         ----------
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio
       Standard.............................................   44,805.2        10.564762     473,356
       GMDB.................................................    3,795.1        10.464541      39,714
       GMDB & GMIB..........................................    9,444.9        10.365268      97,899        610,969
                                                                                                         ----------
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio
       Standard.............................................   36,761.1        12.009259     441,475
       GMDB.................................................    5,629.4        11.895426      66,964
       GMDB & GMIB..........................................    6,605.7        11.782688      77,833        586,272
                                                                                                         ----------
     Midcap Growth Portfolio
       Standard.............................................    5,041.7         5.999200      30,246
       GMDB.................................................    1,544.5         5.969113       9,219
       GMDB & GMIB..........................................      464.2         5.939180       2,757         42,222
                                                                                                         ----------
     Partners Portfolio
       Standard.............................................       70.6         7.577886         535
       GMDB.................................................      859.6         7.505969       6,452
       GMDB & GMIB..........................................      614.5         7.434719       4,569         11,556
                                                                                                         ----------
   Pioneer Variable Contracts Trust, Class II Shares:
     Equity Income Portfolio
       Standard.............................................    2,700.1         7.579167      20,464
       GMDB.................................................        0.0         7.533668           0
       GMDB & GMIB..........................................      930.4         7.488441       6,968         27,432
                                                                                                         ----------
     Fund Portfolio
       Standard.............................................    2,626.1         6.980100      18,330
       GMDB.................................................        0.0         6.938166           0
       GMDB & GMIB..........................................        0.0         6.896472           0         18,330
                                                                                                         ----------
   Rydex Variable Trust:
     Nova Portfolio
       Standard.............................................   12,183.3         7.228533      88,067
       GMDB.................................................    2,639.8         7.170577      18,929
       GMDB & GMIB..........................................        0.0         7.113106           0        106,996
                                                                                                         ----------
     OTC Portfolio
       Standard.............................................   23,696.7         9.105752     215,776
       GMDB.................................................    3,704.3         9.032668      33,460
       GMDB & GMIB..........................................    1,349.0         8.960167      12,087        261,323
                                                                                                         ----------
     U.S. Government Money Market Portfolio
       Standard.............................................   11,846.8         9.946688     117,837
       GMDB.................................................        0.0         9.896781           0
       GMDB & GMIB..........................................        0.0         9.847130           0        117,837
                                                                                                         ----------
   Seligman Portfolios, Inc:
     Communications and Information Portfolio
       Standard.............................................   17,714.1         3.610276      63,953
       GMDB.................................................    1,297.9         3.581319       4,648
       GMDB & GMIB..........................................    4,509.1         3.552591      16,019         84,620
                                                                                                         ----------
     Global Technology Portfolio
       Standard.............................................      375.1         3.472024       1,302
       GMDB.................................................    5,514.8         3.444178      18,994
       GMDB & GMIB..........................................      652.0         3.416566       2,228         22,524
                                                                                                         ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------
                                                                                UNIT                    SUB-ACCOUNT
                                                                UNITS           VALUE        VALUE         TOTAL
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves (continued)
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II
       Standard.............................................    4,535.3        $8.262381    $ 37,473
       GMDB.................................................    5,129.3         8.182976      41,973
       GMDB & GMIB..........................................      824.9         8.104345       6,685       $ 86,131
                                                                                                         ----------
   Strong Opportunity Fund II, Inc
       Standard.............................................   28,632.2        10.430924     298,661
       GMDB.................................................    4,342.2        10.331944      44,863
       GMDB & GMIB..........................................    4,525.3        10.233897      46,311        389,835
                                                                                                         ----------
   LEVCO Series Trust:
     Van Eck Levin Mid Cap Value Fund
       Standard.............................................        0.0         8.042960           0
       GMDB.................................................        0.0         8.030183           0
       GMDB & GMIB..........................................       13.3         8.017422         107            107
                                                                                                         ----------
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund
       Standard.............................................   28,522.7        11.287982     321,964
       GMDB.................................................      334.3        11.180977       3,738
       GMDB & GMIB..........................................      769.2        11.074991       8,519        334,221
                                                                                                         ----------
     Worldwide Emerging Markets Fund
       Standard.............................................    2,607.1         7.068040      18,427
       GMDB.................................................    3,139.4         7.000901      21,979
       GMDB & GMIB..........................................       87.1         6.934406         604         41,010
                                                                                                         ----------
     Worldwide Hard Assets Fund
       Standard.............................................   40,204.3         7.826741     314,668
       GMDB.................................................        0.0         7.752504           0
       GMDB & GMIB..........................................    2,358.7         7.678974      18,112        332,780
                                                                                                         ----------
     Worldwide Real Estate Fund
       Standard.............................................    3,314.3         9.559782      31,684
       GMDB.................................................        0.0         9.469115           0
       GMDB & GMIB..........................................      830.7         9.379300       7,792         39,476
-------------------------------------------------------------------------------------------------------------------
           Net assets................................................................................   $16,002,229
===================================================================================================================






   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2002

===================================================================================================================================

                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                               THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                    -----------------------------------------------   -------------
                                                                                 LEVERAGED     MIDCAP        SMALL      INCOME AND
                                                                      GROWTH      ALLCAP       GROWTH   CAPITALIZATION    GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $     88    $     19    $     --    $     --        $    267
Expenses:
   Mortality and expense risk fees ...............................      2,187       2,671       2,190         727           2,074
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................     (2,099)     (2,652)     (2,190)       (727)         (1,807)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................    (32,845)    (27,155)    (16,570)    (37,126)        (58,969)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ........................         --          --          --          --              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................         --          --          --          --              --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares    (32,845)    (27,155)    (16,570)    (37,126)        (58,969)
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ..........................    (41,882)    (55,641)    (45,564)      1,109          (5,036)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations .   $(76,826)   $(85,448)   $(64,324)   $(36,744)       $(65,812)
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

================================================================================================================================

                                                                                                                       AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                              THE ALGER AMERICAN FUNDS                PORTFOLIOS
                                                                ---------------------------------------------------  ------------
                                                                               LEVERAGED     MIDCAP         SMALL     INCOME AND
                                                                   GROWTH       ALLCAP       GROWTH    CAPITALIZATION   GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................   $  (2,099)   $  (2,652)   $  (2,190)   $    (727)   $  (1,807)
   Net realized gain (loss) on investments in portfolio shares     (32,845)     (27,155)     (16,570)     (37,126)     (58,969)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................     (41,882)     (55,641)     (45,564)       1,109       (5,036)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .     (76,826)     (85,448)     (64,324)     (36,744)     (65,812)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................     276,290      302,462      226,002      (20,471)     105,071
   Contract redemptions ......................................     (11,922)     (11,174)     (10,904)      (1,723)     (10,539)
   Net transfers .............................................      (8,467)     (32,188)      37,410       80,258      185,525
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................     255,901      259,100      252,508       58,064      280,057
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............     179,075      173,652      188,184       21,320      214,245
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      27,639       24,864       21,055        2,356        6,886
---------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................   $ 206,714    $ 198,516    $ 209,239    $  23,676    $ 221,131
==================================================================================================================================

a) For the period 01/01/02 through 04/30/02 (termination of fund).


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
          (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
------------------------------    ----------------------------------------------------------------------   -------------------------
                                                                                                SMALL
                                                                LARGE CAP         NEW          COMPANY                      CONSECO
    INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL    GROWTH      GENERATION (a)     GROWTH      BALANCED       20 FOCUS
------------------------------------------------------------------------------------------------------------------------------------


        $   48     $   7,752         $   --          $ 325     $   1,146       $     --      $     --       $  6,555      $      --

         1,399         8,512            257             46         1,783            108           957          2,887          2,192
------------------------------------------------------------------------------------------------------------------------------------
        (1,351)         (760)          (257)           279          (637)          (108)         (957)         3,668         (2,192)
------------------------------------------------------------------------------------------------------------------------------------

           656      (122,398)        (3,982)           (44)      (51,779)       (14,470)      (20,824)        (9,836)       (40,162)

            --        47,384             --             --            --             --            --             --             --

            --         2,776             --             --            --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
           656       (72,238)        (3,982)           (44)      (51,779)       (14,470)      (20,824)        (9,836)       (40,162)
------------------------------------------------------------------------------------------------------------------------------------
           522       (10,122)        (2,655)          (388)      (12,791)         1,161       (32,823)       (24,421)        (6,436)
------------------------------------------------------------------------------------------------------------------------------------
        $ (173)   $  (83,120)       $(6,894)         $(153)     $(65,207)      $(13,417)     $(54,604)      $(30,589)      $(48,790)
====================================================================================================================================

====================================================================================================================================

         AMERICAN CENTURY
        VARIABLE PORTFOLIOS                                                                                     CONSECO SERIES
            (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
-------------------------------    --------------------------------------------------------------------    -------------------------
                                                                                                SMALL
                                                                LARGE CAP         NEW          COMPANY                      CONSECO
    INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL    GROWTH       GENERATION(a)    GROWTH       BALANCED       20 FOCUS
------------------------------------------------------------------------------------------------------------------------------------

      $ (1,351)    $    (760)      $   (257)        $  279      $   (637)      $   (108)     $   (957)      $  3,668       $ (2,192)
           656       (72,238)        (3,982)           (44)      (51,779)       (14,470)      (20,824)        (9,836)       (40,162)

           522       (10,122)        (2,655)          (388)      (12,791)         1,161       (32,823)       (24,421)        (6,436)
------------------------------------------------------------------------------------------------------------------------------------
          (173)      (83,120)        (6,894)          (153)      (65,207)       (13,417)      (54,604)       (30,589)       (48,790)
------------------------------------------------------------------------------------------------------------------------------------

       167,535       298,014          1,931          1,535       261,907            137        70,273        174,464         10,007
            --       (47,415)        (2,973)            --        (6,974)          (225)       (1,262)       (34,468)       (83,011)
       (34,236)       89,153        (66,357)         7,050      (124,759)       (25,292)      (54,895)       115,041        149,946
------------------------------------------------------------------------------------------------------------------------------------

       133,299       339,752        (67,399)         8,585       130,174        (25,380)       14,116        255,037         76,942
------------------------------------------------------------------------------------------------------------------------------------
       133,126       256,632        (74,293)         8,432        64,967        (38,797)      (40,488)       224,448         28,152
------------------------------------------------------------------------------------------------------------------------------------
           173       159,649         86,020             --         3,241         38,797        92,186         34,266         37,410
------------------------------------------------------------------------------------------------------------------------------------
      $133,299     $ 416,281       $ 11,727         $8,432       $68,208       $     --      $ 51,698       $258,714       $ 65,562
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2002

===========================================================================================================================

                                                                          CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ---------------------------------------------------------
                                                                                FIXED     GOVERNMENT    HIGH       MONEY
                                                                    EQUITY      INCOME    SECURITIES    YIELD      MARKET
---------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $  1,456    $ 29,231    $ 22,528    $ 52,645   $ 23,601
Expenses:
   Mortality and expense risk fees .............................      4,411       6,452      10,088       8,370     27,627
---------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........................     (2,955)     22,779      12,440      44,275     (4,026)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................    (31,927)    (23,688)     44,597      41,845         --
   Net realized short-term capital gain distributions
     from investments in portfolio shares ......................         --       9,503      15,016          --         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................         --          --       1,698          --         --
---------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
          shares ...............................................    (31,927)    (14,185)     61,311      41,845         --
---------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ........................    (46,246)     (8,605)    (12,860)      2,545         --
---------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations   $(81,128)   $    (11)   $ 60,891    $ 88,665   $ (4,026)
===========================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                            CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                  FIXED      GOVERNMENT      HIGH          MONEY
                                                                   EQUITY         INCOME     SECURITIES      YIELD         MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................  $    (2,955)  $    22,779   $    12,440   $    44,275   $    (4,026)
   Net realized gain (loss) on investments in portfolio shares      (31,927)      (14,185)       61,311        41,845            --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      (46,246)       (8,605)      (12,860)        2,545            --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .      (81,128)          (11)       60,891        88,665        (4,026)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................      331,660       384,767       205,287       350,772     5,857,462
   Contract redemptions ......................................      (28,804)      (78,451)      (30,289)     (102,375)     (169,635)
   Net transfers .............................................      135,652       668,846       453,303       255,423    (4,736,303)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................      438,508       975,162       628,301       503,820       951,524
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............      357,380       975,151       689,192       592,485       947,498
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       18,852       106,871        39,455       545,460       561,731
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................  $   376,232   $ 1,082,022   $   728,647   $ 1,137,945   $ 1,509,229
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                           FIRST
                                                                                                                         AMERICAN
                                     DREYFUS VARIABLE                                                                    INSURANCE
                                     INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                   PORTFOLIOS
                              ------------------------------  -----------------------------------------------------    -------------
     DREYFUS
    SOCIALLY       DREYFUS                                      HIGH                       INTERNATIONAL
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL    INCOME      INTERNATIONAL       SMALL                     LARGE CAP
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II      COMPANY II   UTILITY II       GROWTH
------------------------------------------------------------------------------------------------------------------------------------


     $    25     $   8,507       $    297       $  1,501       $10,003       $     --       $    --       $  3,437       $    --

         197         8,230          1,694          4,106         7,264          1,072           244          1,388            491
------------------------------------------------------------------------------------------------------------------------------------
        (172)          277         (1,397)        (2,605)        2,739         (1,072)         (244)         2,049           (491)
------------------------------------------------------------------------------------------------------------------------------------


      (2,760)     (147,746)       (43,487)        55,838        (4,103)       (13,332)       (4,068)       (13,410)       (10,815)

          --            --             --             --            --             --            --             --             --

          --            --             --             --            --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
      (2,760)     (147,746)       (43,487)        55,838        (4,103)       (13,332)       (4,068)       (13,410)       (10,815)
------------------------------------------------------------------------------------------------------------------------------------

      (1,443)      (13,178)           342           (224)       28,857         (1,144)         (536)        (5,033)           (28)
------------------------------------------------------------------------------------------------------------------------------------
     $(4,375)    $(160,647)      $(44,542)       $53,009       $27,493       $(15,548)      $(4,848)      $(16,394)      $(11,334)
====================================================================================================================================

====================================================================================================================================

                                                                                                                           FIRST
                                                                                                                         AMERICAN
                                     DREYFUS VARIABLE                                                                    INSURANCE
                                     INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                   PORTFOLIOS
                                -----------------------------  ------------------------------------------------------  -------------
      DREYFUS
     SOCIALLY       DREYFUS                                      HIGH                       INTERNATIONAL
    RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL    INCOME      INTERNATIONAL       SMALL                     LARGE CAP
      GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II      COMPANY II   UTILITY II       GROWTH
------------------------------------------------------------------------------------------------------------------------------------

      $   (172)    $     277     $   (1,397)     $  (2,605)   $    2,739       $ (1,072)     $   (244)      $  2,049      $    (491)
        (2,760)     (147,746)       (43,487)        55,838        (4,103)       (13,332)       (4,068)       (13,410)       (10,815)

        (1,443)      (13,178)           342           (224)       28,857         (1,144)         (536)        (5,033)           (28)
------------------------------------------------------------------------------------------------------------------------------------
        (4,375)     (160,647)       (44,542)        53,009        27,493        (15,548)       (4,848)       (16,394)       (11,334)
------------------------------------------------------------------------------------------------------------------------------------

         9,975       325,529          7,405         70,515       172,818         75,928         8,101        103,586         30,474
        (1,832)      (29,373)        (4,355)        (4,688)     (129,806)       (16,995)           --        (26,112)       (12,114)
        (2,495)      674,338         75,630        (71,484)    1,390,596         57,146         2,797        650,924         (5,632)
------------------------------------------------------------------------------------------------------------------------------------

         5,648       970,494         78,680         (5,657)    1,433,608        116,079        10,898        728,398         12,728
------------------------------------------------------------------------------------------------------------------------------------
         1,273       809,847         34,138         47,352     1,461,101        100,531         6,050        712,004          1,394
------------------------------------------------------------------------------------------------------------------------------------
         8,034       169,769          3,572          3,493        83,519             --            --          2,389             --
------------------------------------------------------------------------------------------------------------------------------------
       $ 9,307     $ 979,616      $  37,710       $ 50,845    $1,544,620       $100,531       $ 6,050       $714,393      $   1,394
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2002

=============================================================================================================================

                                                                      FIRST
                                                                    AMERICAN
                                                                    INSURANCE
                                                                   PORTFOLIOS
                                                                   (CONTINUED)         INVESCO VARIABLE INVESTMENT FUNDS
                                                                  ------------- ---------------------------------------------
                                                                     MID CAP     CORE     FINANCIAL    HEALTH
                                                                     GROWTH     EQUITY    SERVICES    SCIENCES    HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........   $  --    $    630    $    757    $     --    $ 61,889
Expenses:
   Mortality and expense risk fees ...............................      31         553       2,848       2,664       2,176
-----------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................     (31)         77      (2,091)     (2,664)     59,713
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................    (393)     (2,616)    (39,227)    (32,496)      9,303
   Net realized short-term capital gain distributions
     from investments in portfolio shares ........................      --          --          --          --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares    (393)     (2,616)    (39,227)    (32,496)      9,303
-----------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ..........................     (70)     (8,331)     (7,482)    (17,926)    (42,588)
-----------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations .   $(494)   $(10,870)   $(48,800)   $(53,086)   $ 26,428
=============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2002

================================================================================================================================

                                                                    FIRST
                                                                  AMERICAN
                                                                  INSURANCE
                                                                 PORTFOLIOS
                                                                 (CONTINUED)              INVESCO VARIABLE INVESTMENT FUNDS
                                                                -------------  -------------------------------------------------
                                                                   MID CAP       CORE       FINANCIAL     HEALTH
                                                                   GROWTH       EQUITY      SERVICES     SCIENCES    HIGH YIELD
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................   $     (31)   $      77    $  (2,091)   $  (2,664)   $  59,713
   Net realized gain (loss) on investments in portfolio shares        (393)      (2,616)     (39,227)     (32,496)       9,303
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................         (70)      (8,331)      (7,482)     (17,926)     (42,588)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .        (494)     (10,870)     (48,800)     (53,086)      26,428
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................       2,493       41,607       21,286       73,990       38,891
   Contract redemptions ......................................      (1,725)     (10,134)     (14,922)     (20,032)      (4,621)
   Net transfers .............................................          --       10,195       25,681       49,702      498,651
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................         768       41,668       32,045      103,660      532,921
--------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets .............         274       30,798      (16,755)      50,574      559,349
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          --        5,449      131,858      114,206       16,093
--------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................   $     274    $  36,247    $ 115,103    $ 164,780    $ 575,442
================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                               LAZARD RETIREMENT
 INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)         JANUS ASPEN SERIES PORTFOLIOS           SERIES PORTFOLIOS           LORD
----------------------------------------------  ---------------------------------------    ------------------------       ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
REAL ESTATE                        TELE-                     AGGRESSIVE      WORLDWIDE                                    GROWTH
OPPORTUNITY      TECHNOLOGY   COMMUNICATIONS     GROWTH        GROWTH         GROWTH         EQUITY       SMALL CAP     AND INCOME
-----------------------------------------------------------------------------------------------------------------------------------
   $    887      $     --        $    --       $     --     $      --       $  2,023       $    38      $      --      $   3,595

      2,696         1,835            263          2,048         3,653          3,814           925          9,125          5,884
-----------------------------------------------------------------------------------------------------------------------------------
     (1,809)       (1,835)          (263)        (2,048)       (3,653)        (1,791)         (887)        (9,125)        (2,289)
-----------------------------------------------------------------------------------------------------------------------------------


    (33,739)       (9,080)          (819)       (47,745)     (111,492)       (10,892)       (9,272)      (212,077)      (46,672)

         --            --             --             --            --             --            --          1,975             --
         --            --             80             --            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    (33,739)       (9,080)          (819)       (47,745)     (111,492)       (10,892)       (9,272)      (210,102)       (46,592)
-----------------------------------------------------------------------------------------------------------------------------------

       (248)      (69,748)        (8,042)        (7,062)       (8,331)       (73,511)          472         21,850        (57,567)
-----------------------------------------------------------------------------------------------------------------------------------
   $(35,796)     $(80,663)       $(9,124)      $(56,855)    $(123,476)      $(86,194)      $(9,687)     $(197,377)     $(106,448)
===================================================================================================================================

===================================================================================================================================

                                                                                               LAZARD RETIREMENT
 INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)         JANUS ASPEN SERIES PORTFOLIOS           SERIES PORTFOLIOS           LORD
----------------------------------------------  ---------------------------------------    ------------------------       ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
REAL ESTATE                        TELE-                     AGGRESSIVE      WORLDWIDE                                    GROWTH
OPPORTUNITY      TECHNOLOGY   COMMUNICATIONS     GROWTH        GROWTH         GROWTH         EQUITY       SMALL CAP     AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  $  (1,809)     $ (1,835)       $  (263)      $ (2,048)    $  (3,653)      $ (1,791)      $  (887)     $  (9,125)      $  (2,289)
    (33,739)       (9,080)          (819)       (47,745)     (111,492)       (10,892)       (9,272)      (210,102)        (46,592)

       (248)      (69,748)        (8,042)        (7,062)       (8,331)       (73,511)          472         21,850         (57,567)
------------------------------------------------------------------------------------------------------------------------------------
    (35,796)      (80,663)        (9,124)       (56,855)     (123,476)       (86,194)       (9,687)      (197,377)       (106,448)
------------------------------------------------------------------------------------------------------------------------------------

     81,616        65,225         12,014        210,178       268,067        331,260         7,470        378,117         320,322
     (5,980)       (3,501)          (676)        (5,570)       (7,097)        (3,818)         (404)       (64,056)        (34,355)
   (506,997)       77,601         19,711         52,574       117,143         67,129        84,228       (167,697)        398,904
------------------------------------------------------------------------------------------------------------------------------------

   (431,361)      139,325         31,049        257,182       378,113        394,571        91,294        146,364         684,871
------------------------------------------------------------------------------------------------------------------------------------
   (467,157)       58,662         21,925        200,327       254,637        308,377        81,607        (51,013)        578,423
------------------------------------------------------------------------------------------------------------------------------------
    548,264        72,640             --         13,003        57,358         12,284        16,823        717,267          32,546
------------------------------------------------------------------------------------------------------------------------------------
  $  81,107      $131,302        $21,925       $213,330     $ 311,995       $320,661       $98,430      $ 666,254       $ 610,969
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                              NEUBERGER BERMAN
                                                                             ADVISERS MANAGEMENT              PIONEER VARIABLE
                                                                              TRUST PORTFOLIOS                 CONTRACTS TRUST
                                                                   -------------------------------------   -----------------------
                                                                     LIMITED
                                                                     MATURITY      MIDCAP                    EQUITY
                                                                       BOND        GROWTH      PARTNERS      INCOME       EUROPE
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $  30,016   $      --    $     358    $   2,322    $      --
Expenses:
   Mortality and expense risk fees ...............................      15,747         509        1,588        1,563          380
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................      14,269        (509)      (1,230)         759         (380)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
       in portfolio shares .......................................      24,115     (11,177)    (106,681)     (28,319)       9,095
   Net realized short-term capital gain distributions
       from investments in portfolio shares ......................          --          --           --           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      24,115     (11,177)    (106,681)     (28,319)       9,095
----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ..........................         763      (1,484)          69       (1,272)          --
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations .   $  39,147   $ (13,170)   $(107,842)   $ (28,832)   $   8,715
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2002

================================================================================================================================

                                                                             NEUBERGER BERMAN
                                                                            ADVISERS MANAGEMENT               PIONEER VARIABLE
                                                                             TRUST PORTFOLIOS                 CONTRACTS TRUST
                                                                  -------------------------------------   ----------------------
                                                                    LIMITED
                                                                    MATURITY      MIDCAP                   EQUITY
                                                                      BOND        GROWTH      PARTNERS     INCOME       EUROPE
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ......................................... $  14,269    $    (509)   $  (1,230)   $     759    $  (380)
   Net realized gain (loss) on investments in portfolio shares ...    24,115      (11,177)    (106,681)     (28,319)     9,095
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       763       (1,484)          69       (1,272)        --
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....    39,147      (13,170)    (107,842)     (28,832)     8,715
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ................................   205,168       31,756      (52,804)      37,975      1,862
   Contract redemptions ..........................................   (35,288)        (210)     (10,328)     (16,617)    (1,126)
   Net transfers .................................................  (179,453)     (58,316)     182,530       12,756     (9,451)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................    (9,573)     (26,770)     119,398       34,114     (8,715)
--------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets .................    29,574      (39,940)      11,556        5,282         --
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................   556,698       82,162           --       22,150         --
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ............................. $ 586,272    $  42,222    $  11,556    $  27,432    $    --
================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================

     PIONEER                                                                                 STRONG
    VARIABLE                                                                                VARIABLE
    CONTRACTS                                                                               INSURANCE
TRUST (CONTINUED)          RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS           FUNDS
-----------------  --------------------------------------  ----------------------------   ------------
                                                  U.S.
                                               GOVERNMENT  COMMUNICATIONS                                  STRONG
                                                  MONEY          AND          GLOBAL         MID CAP     OPPORTUNITY
      FUND          NOVA            OTC           MARKET     INFORMATION    TECHNOLOGY      GROWTH II      FUND II
---------------------------------------------------------------------------------------------------------------------



    $    501     $  25,006      $      --        $ 1,300      $     --       $     --      $     --      $   1,840

         886         3,544          3,909          3,749           795            474         1,288          4,933
---------------------------------------------------------------------------------------------------------------------
        (385)       21,462         (3,909)        (2,449)         (795)          (474)       (1,288)        (3,093)
---------------------------------------------------------------------------------------------------------------------


     (11,757)     (103,629)      (101,563)           --        (27,680)       (21,926)      (17,750)      (134,224)

          --            --             --            --             --             --            --             --

          --            --             --            --             --             --            --         13,799
---------------------------------------------------------------------------------------------------------------------
     (11,757)     (103,629)      (101,563)           --        (27,680)       (21,926)      (17,750)      (120,425)
---------------------------------------------------------------------------------------------------------------------

      (5,588)       (4,781)       (20,221)           --          4,558          3,278       (25,435)       (25,091)
---------------------------------------------------------------------------------------------------------------------
    $(17,730)    $ (86,948)     $(125,693)       $(2,449)     $(23,917)      $(19,122)     $(44,473)     $(148,609)
=====================================================================================================================

=====================================================================================================================

     PIONEER                                                                                 STRONG
    VARIABLE                                                                                VARIABLE
    CONTRACTS                                                                               INSURANCE
TRUST (CONTINUED)          RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS           FUNDS
-----------------  --------------------------------------  ----------------------------   ------------
                                                  U.S.
                                               GOVERNMENT  COMMUNICATIONS                                  STRONG
                                                  MONEY          AND          GLOBAL         MID CAP     OPPORTUNITY
      FUND          NOVA            OTC           MARKET     INFORMATION    TECHNOLOGY      GROWTH II      FUND II
---------------------------------------------------------------------------------------------------------------------



$       (385)    $  21,462      $  (3,909)      $(2,449)     $   (795)      $    (474)     $ (1,288)     $  (3,093)
     (11,757)     (103,629)      (101,563)           --        (27,680)       (21,926)      (17,750)      (120,425)

      (5,588)       (4,781)       (20,221)           --          4,558          3,278       (25,435)       (25,091)
---------------------------------------------------------------------------------------------------------------------
     (17,730)      (86,948)      (125,693)        (2,449)      (23,917)       (19,122)      (44,473)      (148,609)
---------------------------------------------------------------------------------------------------------------------

      64,005          (971)        47,168        198,073        57,479          1,658        54,182        281,324
     (14,387)      (79,116)       (52,036)       (49,818)         (212)          (300)      (11,568)       (51,358)
     (48,957)       34,286        205,354       (174,266)      (10,652)       (43,154)      (12,040)       261,238
---------------------------------------------------------------------------------------------------------------------

         661       (45,801)       200,486        (26,011)       46,615        (41,796)       30,574        491,204
---------------------------------------------------------------------------------------------------------------------
     (17,069)     (132,749)        74,793        (28,460)       22,698        (60,918)      (13,899)       342,595
---------------------------------------------------------------------------------------------------------------------
      35,399       239,745        186,530        146,297        61,922         83,442       100,030         47,240
---------------------------------------------------------------------------------------------------------------------
    $ 18,330     $ 106,996      $ 261,323       $117,837     $  84,620       $ 22,524      $ 86,131      $ 389,835
=====================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                LEVCO
                                                             SERIES TRUST     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                             ------------  --------------------------------------------
                                                                 LEVIN
                                                                MID CAP               EMERGING      HARD        REAL     COMBINED
                                                               VALUE (a)    BOND       MARKETS     ASSETS      ESTATE      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $  --      $    --    $     94    $    75    $   428    $   301,190
Expenses
   Mortality and expense risk fees ..........................      --        3,691       1,704      1,640      1,966        196,514
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................      --       (3,691)     (1,610)    (1,565)    (1,538)       104,676
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ....................................     473       29,199     (28,666)    (2,399)    34,825     (1,633,841)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...................      --           --          --         --         --         73,878
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...................      --           --          --         --         --         18,353
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
        shares ..............................................     473       29,199     (28,666)    (2,399)    34,825     (1,541,610)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   on investments in portfolio shares .......................      13       13,536         434     14,814       (130)      (617,641)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   $ 486      $39,044    $(29,842)   $10,850    $33,157    $(2,054,575)
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2002

===================================================================================================================================

                                                               LEVCO
                                                            SERIES TRUST      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                            ------------   --------------------------------------------
                                                                LEVIN
                                                               MID CAP                EMERGING      HARD        REAL     COMBINED
                                                              VALUE (a)     BOND       MARKETS     ASSETS      ESTATE      TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...................................   $    --    $ (3,691)   $ (1,610)   $ (1,565)  $ (1,538)  $   104,676
   Net realized gain (loss) on investments in portfolio
     shares ................................................       473      29,199     (28,666)     (2,399)    34,825    (1,541,610)
   Net change in unrealized appreciation (depreciation) of
        investments in portfolio shares ....................        13      13,536         434      14,814       (130)     (617,641)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations       486      39,044     (29,842)     10,850     33,157    (2,054,575)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..........................                10,032      41,070      13,528     58,360    12,711,825
   Contract redemptions ....................................                    --     (11,095)     (2,203)   (14,991)   (1,388,639)
   Net transfers ...........................................               277,801      39,868     303,858    (49,010)    1,329,465
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
        owners' transactions ...............................        --     287,833      69,843     315,183     (5,641)   12,652,651
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............       486     326,877      40,001     326,033     27,516    10,598,076
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................        --       7,344       1,009       6,747     11,960     5,404,153
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...........................   $   486    $334,221    $ 41,010    $332,780   $ 39,476   $16,002,229
===================================================================================================================================

b) For the period 6/24/02 (commencement of operations) through 12/31/02.

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

=================================================================================================================================

                                                                                                                       AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  ---------------------------------------------------  -----------
                                                                               LEVERAGED     MIDCAP         SMALL      INCOME AND
                                                                   GROWTH       ALLCAP       GROWTH    CAPITALIZATION    GROWTH
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ........................  $   --      $    --     $     --      $    --         $   --
Expenses:
   Mortality and expense risk fees ...............................      59           88           50           11             90
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................     (59)         (88)         (50)         (11)           (90)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      (1)          22            2           (1)           704
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................      --           --           --           --             --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      (1)          22            2           (1)           704
----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ..........................     469        1,610        1,911          (35)            76
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations .  $  409      $ 1,544     $  1,863      $   (47)        $  690
==================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

==================================================================================================================================

                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  ---------------------------------------------------  -----------
                                                                               LEVERAGED     MIDCAP         SMALL      INCOME AND
                                                                   GROWTH       ALLCAP       GROWTH    CAPITALIZATION    GROWTH
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .......................................  $    (59)    $    (88)    $    (50)    $    (11)      $    (90)
   Net realized gain (loss) on investments in portfolio
     shares ....................................................        (1)          22            2           (1)           704
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...........................       469        1,610        1,911          (35)            76
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...       409        1,544        1,863          (47)           690
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..............................     7,109        5,492       19,192        1,458         35,000
   Contract redemptions ........................................        --         (259)          --           --             --
   Net transfers ...............................................    20,121       18,087           --          945        (28,804)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .........................    27,230       23,320       19,192        2,403          6,196
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .................    27,639       24,864       21,055        2,356          6,886
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................        --           --           --           --             --
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .......................  $ 27,639     $ 24,864     $ 21,055     $  2,356       $  6,886
==================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

     AMERICAN CENTURY
    VARIABLE PORTFOLIOS                                                                                      CONSECO SERIES
        (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                        TRUST PORTFOLIOS
--------------------------      ---------------------------------------------------------------------   -------------------------
                                                                                             SMALL
                                                             LARGE CAP         NEW          COMPANY                      CONSECO
 INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL    GROWTH       GENERATION       GROWTH       BALANCED       20 FOCUS
---------------------------------------------------------------------------------------------------------------------------------



  $     --       $    --        $    --        $    --      $     16        $    --       $   712         $  306        $    --

         1           626             78             --            20             27            88            304             26
---------------------------------------------------------------------------------------------------------------------------------
        (1)         (626)           (78)                          (4)           (27)          624              2            (26)
---------------------------------------------------------------------------------------------------------------------------------


        --         1,470             (5)            --             1             (1)            2           (470)            (1)

        --            --              --            --             --            --            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
        --         1,470             (5)            --             1             (1)            2           (470)            (1)
---------------------------------------------------------------------------------------------------------------------------------

       (14)        5,587            383             --           244         (1,161)         (689)          (456)        (2,240)
---------------------------------------------------------------------------------------------------------------------------------
  $    (15)      $ 6,431        $   300        $    --      $    241        $(1,189)      $   (63)        $ (924)       $(2,267)
=================================================================================================================================

=================================================================================================================================

     AMERICAN CENTURY
    VARIABLE PORTFOLIOS                                                                                      CONSECO SERIES
        (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                        TRUST PORTFOLIOS
--------------------------      ---------------------------------------------------------------------   -------------------------
                                                                                           SMALL
                                                             LARGE CAP         NEW         COMPANY                      CONSECO
 INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL    GROWTH       GENERATION      GROWTH       BALANCED       20 FOCUS
---------------------------------------------------------------------------------------------------------------------------------



   $    (1)     $   (626)     $     (78)     $      --       $    (4)      $   (27)      $    624       $      2       $    (26)
        --         1,470             (5)            --             1            (1)             2           (470)            (1)

       (14)        5,587            383             --           244         (1,161)         (689)          (456)        (2,240)
---------------------------------------------------------------------------------------------------------------------------------
       (15)        6,431            300             --           241         (1,189)          (63)          (924)        (2,267)
---------------------------------------------------------------------------------------------------------------------------------
       188       219,328          3,510             --         3,000           (646)        3,710        101,269           (954)
        --            --             --             --            --             --            --           (260)            --
        --       (66,110)        82,210             --            --         40,632        88,539        (65,819)        40,631
---------------------------------------------------------------------------------------------------------------------------------

       188       153,218         85,720             --         3,000         39,986        92,249         35,190         39,677
=================================================================================================================================
       173       159,649         86,020             --         3,241         38,797        92,186         34,266         37,410
=================================================================================================================================
        --            --             --             --            --             --            --             --             --
=================================================================================================================================
   $   173      $159,649      $  86,020      $      --       $ 3,241       $ 38,797      $ 92,186       $ 34,266       $ 37,410
=================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

==========================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS
                                                                                         (CONTINUED)
                                                                ----------------------------------------------------------
                                                                             FIXED     GOVERNMENT    HIGH         MONEY
                                                                 EQUITY      INCOME    SECURITIES    YIELD        MARKET
--------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ......................  $  143   $  1,387     $ 1,214    $ 26,176      $  10,194
Expenses:
   Mortality and expense risk fees .............................      30        320         385       2,966         5,361
--------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........................     113      1,067         829      23,210         4,833
--------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................     243     (1,706)       (796)     12,041            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................      --         --          --          --            --
--------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares   243     (1,706)       (796)     12,041            --
--------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ........................      91     (1,293)         (8)     (3,482)           --
--------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations  $  447    $(1,932)    $    25    $ 31,769      $  4,833
==========================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

==========================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS
                                                                                         (CONTINUED)
                                                                ----------------------------------------------------------
                                                                             FIXED     GOVERNMENT    HIGH         MONEY
                                                                 EQUITY      INCOME    SECURITIES    YIELD        MARKET
--------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................   $   113   $  1,067    $    829    $ 23,210    $    4,833
   Net realized gain (loss) on investments in portfolio shares       243     (1,706)       (796)     12,041            --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        91     (1,293)         (8)     (3,482)           --
--------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .       447     (1,932)         25      31,769         4,833
--------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................    15,519    189,032      69,959       8,615     1,136,414
   Contract redemptions ......................................        --         --          --          --        (5,445)
   Net transfers .............................................     2,886    (80,229)    (30,529)    505,076      (574,071)
--------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................    18,405    108,803      39,430     513,691       556,898
--------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets .............    18,852    106,871      39,455     545,460       561,731
--------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        --         --          --          --            --
--------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................   $18,852   $106,871    $ 39,455    $545,460    $  561,731
==========================================================================================================================


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                                                           FIRST
                                                                                                                         AMERICAN
                                    DREYFUS VARIABLE                                                                     INSURANCE
                                    INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                   PORTFOLIOS
                              -----------------------------  -------------------------------------------------------    -----------
    DREYFUS
    SOCIALLY      DREYFUS                                                                INTERNATIONAL
   RESPONSIBLE     STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL      SMALL                      LARGE CAP
     GROWTH        INDEX          STOCK          VALUE        BOND II       EQUITY II     COMPANY II    UTILITY II       GROWTH
-----------------------------------------------------------------------------------------------------------------------------------



   $     5       $   531         $   15        $    33      $     --        $    --      $     --        $    --       $    --

        19           377             11            100         1,416             --           167             39            --
-----------------------------------------------------------------------------------------------------------------------------------
       (14)          154              4            (67)       (1,416)            --          (167)           (39)           --
-----------------------------------------------------------------------------------------------------------------------------------


        (2)       (2,132)            --          1,198        18,988             --        (8,693)          (477)           --

        --           862             --             --           --              --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
        (2)       (1,270)            --          1,198        18,988             --        (8,693)          (477)           --
-----------------------------------------------------------------------------------------------------------------------------------

        81         2,181             61             85           309             --            --            (30)           --
-----------------------------------------------------------------------------------------------------------------------------------
   $    65       $ 1,065         $   65        $ 1,216      $ 17,881        $    --      $ (8,860)       $  (546)      $    --
===================================================================================================================================

===================================================================================================================================

                                                                                                                           FIRST
                                                                                                                         AMERICAN
                                    DREYFUS VARIABLE                                                                     INSURANCE
                                    INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                   PORTFOLIOS
                              -----------------------------  -------------------------------------------------------    -----------
    DREYFUS
    SOCIALLY      DREYFUS                                                                INTERNATIONAL
   RESPONSIBLE     STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL      SMALL                      LARGE CAP
     GROWTH        INDEX          STOCK          VALUE        BOND II       EQUITY II     COMPANY II    UTILITY II       GROWTH
-----------------------------------------------------------------------------------------------------------------------------------



   $   (14)     $    154        $     4        $   (67)    $  (1,416)      $    --      $    (167)      $    (39)       $    --
        (2)       (1,270)            --          1,198        18,988            --         (8,693)          (477)            --

        81         2,181             61             85           309            --             --            (30)            --
-----------------------------------------------------------------------------------------------------------------------------------
        65         1,065             65          1,216        17,881            --         (8,860)          (546)            --
-----------------------------------------------------------------------------------------------------------------------------------

     6,132       123,507          2,004          3,007        19,547            --             --         21,867             --
        --            --             --             --            (3)           --             --             --             --
     1,837        45,197          1,503           (730)       46,094            --          8,860        (18,932)            --
-----------------------------------------------------------------------------------------------------------------------------------

     7,969       168,704          3,507          2,277        65,638            --          8,860          2,935             --
-----------------------------------------------------------------------------------------------------------------------------------
     8,034       169,769          3,572          3,493        83,519            --             --          2,389             --
-----------------------------------------------------------------------------------------------------------------------------------
        --            --             --             --            --            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
   $ 8,034      $169,769        $ 3,572        $ 3,493     $  83,519       $    --      $      --       $  2,389        $    --
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

============================================================================================================================

                                                                   FIRST
                                                                 AMERICAN
                                                                 INSURANCE
                                                                PORTFOLIOS
                                                                (CONTINUED)        INVESCO VARIABLE INVESTMENT FUNDS
                                                                -----------  -----------------------------------------------


                                                                  MID CAP    EQUITY     FINANCIAL   HEALTH
                                                                  GROWTH    INCOME (a)  SERVICES    SCIENCES     HIGH YIELD
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares .....................  $    --   $     111   $     494    $     380    $   1,741
Expenses:
   Mortality and expense risk fees ............................       --          42         287          272          603
----------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................       --          69         207          108        1,138
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
       in portfolio shares ....................................       --         977        (251)          92          624
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................       --          21          19           --           --
----------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares    --         998        (232)          92          624
----------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares .......................       --          39       3,813         (511)      (1,668)
----------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations $    --   $    1,106  $   3,788    $    (311)   $      94
============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

============================================================================================================================

                                                                   FIRST
                                                                 AMERICAN
                                                                 INSURANCE
                                                                PORTFOLIOS
                                                                (CONTINUED)        INVESCO VARIABLE INVESTMENT FUNDS
                                                                -----------  -----------------------------------------------


                                                                  MID CAP    EQUITY     FINANCIAL   HEALTH
                                                                  GROWTH    INCOME (a)  SERVICES    SCIENCES     HIGH YIELD
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................   $    --   $      69   $     207    $     108    $   1,138
   Net realized gain (loss) on investments in portfolio shares        --         998        (232)          92          624
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        --          39       3,813         (511)      (1,668)
----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .        --       1,106       3,788         (311)          94
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................        --       3,756     116,960      103,407          906
   Contract redemptions ......................................        --          --          --           --         (260)
   Net transfers .............................................        --         587      11,110       11,110       15,353
----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................        --       4,343     128,070      114,517       15,999
----------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets .............        --       5,449     131,858      114,206       16,093
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        --          --          --           --           --
----------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .........................   $    --   $   5,449   $ 131,858    $ 114,206    $  16,093
============================================================================================================================

a) Invesco Equity Income was renamed Invesco Core Equity effective May 1, 2002.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                               LAZARD RETIREMENT
INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
---------------------------------------------  ---------------------------------------    ---------------------------
                                                                                                                           LORD
                                                                                                                          ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
   REAL ESTATE                     TELE-       AGGRESSIVE                    WORLDWIDE                                    GROWTH
   OPPORTUNITY   TECHNOLOGY   COMMUNICATIONS     GROWTH        GROWTH         GROWTH         EQUITY       SMALL CAP     AND INCOME
-----------------------------------------------------------------------------------------------------------------------------------



    $ 5,575       $    --        $   --          $   --       $    --        $     9        $  102       $ 26,101         $  164

        958            97            --              44           153             47            58          1,285            103
-----------------------------------------------------------------------------------------------------------------------------------
      4,617           (97)           --             (44)         (153)           (38)           44         24,816             61
-----------------------------------------------------------------------------------------------------------------------------------


     (3,493)            5            --              (8)        1,364            (29)           17        (11,193)         1,781

         --            --            --              --            --             --            --          13,825           690
-----------------------------------------------------------------------------------------------------------------------------------
     (3,493)            5            --              (8)        1,364            (29)           17          2,632          2,471
-----------------------------------------------------------------------------------------------------------------------------------

      1,133           502            --            (150)          944            752           522        (14,970)          (785)
 -----------------------------------------------------------------------------------------------------------------------------------
    $ 2,257       $   410        $   --          $ (202)      $ 2,155        $   685        $  583       $ 12,478         $1,747
===================================================================================================================================




===================================================================================================================================

                                                                                               LAZARD RETIREMENT
INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
---------------------------------------------  ---------------------------------------    ---------------------------
                                                                                                                           LORD
                                                                                                                          ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
   REAL ESTATE                     TELE-       AGGRESSIVE                    WORLDWIDE                                    GROWTH
   OPPORTUNITY   TECHNOLOGY   COMMUNICATIONS     GROWTH        GROWTH         GROWTH         EQUITY       SMALL CAP     AND INCOME
-----------------------------------------------------------------------------------------------------------------------------------



   $  4,617       $   (97)       $    --         $   (44)     $   (153)      $    (38)     $     44       $ 24,816       $     61
     (3,493)            5             --              (8)        1,364            (29)           17          2,632          2,471

      1,133           502             --            (150)          944            752           522        (14,970)          (785)
-----------------------------------------------------------------------------------------------------------------------------------
      2,257           410             --            (202)        2,155            685           583         12,478          1,747
-----------------------------------------------------------------------------------------------------------------------------------

      1,946        31,597             --           5,931        45,266          9,151           (86)        40,861         27,102
         --            --             --             --            --             --           (259)           --              --
    544,061        40,633             --           7,274         9,937          2,448        16,585        663,928          3,697
-----------------------------------------------------------------------------------------------------------------------------------

    546,007        72,230             --          13,205        55,203         11,599        16,240        704,789         30,799
-----------------------------------------------------------------------------------------------------------------------------------
    548,264        72,640             --          13,003        57,358         12,284        16,823        717,267         32,546
-----------------------------------------------------------------------------------------------------------------------------------
         --            --             --              --            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
   $548,264       $72,640        $    --         $13,003      $ 57,358       $ 12,284      $ 16,823       $717,267       $ 32,546
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===============================================================================================================================

                                                                          NEUBERGER BERMAN                 PIONEER VARIABLE
                                                                         ADVISERS MANAGEMENT               CONTRACTS TRUST
                                                                          TRUST PORTFOLIOS                    (CONTINUED)
                                                               -------------------------------------   ------------------------
                                                                 LIMITED
                                                                 MATURITY     MIDCAP                    EQUITY
                                                                   BOND       GROWTH       PARTNERS     INCOME         EUROPE
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares .....................   $    --    $     --       $   --     $    187       $   --
Expenses:
   Mortality and expense risk fees ............................       769          56            6          240           --
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..........................      (769)        (56)          (6)         (53)          --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................     1,308          --          758          183           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................        --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares    1,308          --          758          183           --
-------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
   on investments in portfolio shares .........................     1,641         890           --          253           --
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $ 2,180    $    834       $  752     $    383       $   --
===============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===============================================================================================================================

                                                                          NEUBERGER BERMAN                 PIONEER VARIABLE
                                                                         ADVISERS MANAGEMENT               CONTRACTS TRUST
                                                                          TRUST PORTFOLIOS                    (CONTINUED)
                                                               -------------------------------------   ------------------------
                                                                 LIMITED
                                                                 MATURITY     MIDCAP                    EQUITY
                                                                   BOND       GROWTH       PARTNERS     INCOME         EUROPE
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................   $   (769)   $    (56)      $   (6)    $    (53)        $ --
   Net realized gain (loss) on investments in portfolio shares      1,308          --          758          183           --
   Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares ...................      1,641         890           --          253           --
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      2,180         834          752          383           --
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................    100,465          63           --      101,039           --
   Contract redemptions ......................................         --          --           --           --           --
   Net transfers .............................................    454,053      81,265         (752)     (79,272)          --
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................    554,518      81,328         (752)      21,767           --
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................    556,698      82,162           --       22,150           --
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................         --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................   $556,698    $ 82,162       $   --     $ 22,150         $ --
===============================================================================================================================



   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

     PIONEER                                                                                 STRONG                       VAN ECK
    VARIABLE                                                                                VARIABLE                     WORLDWIDE
    CONTRACTS                                                                               INSURANCE                    INSURANCE
 TRUST (CONTINUED)          RYDEX VARIABLE TRUST               SELIGMAN PORTFOLIOS            FUNDS                     TRUST FUNDS
------------------  -------------------------------------  ---------------------------    ------------                 -------------
                                                  U.S.
                                               GOVERNMENT  COMMUNICATIONS                                  STRONG
                                                  MONEY          AND          GLOBAL         MID CAP     OPPORTUNITY
      FUND          NOVA            OTC           MARKET     INFORMATION    TECHNOLOGY      GROWTH II      FUND II         BOND
------------------------------------------------------------------------------------------------------------------------------------



    $    70       $    --       $    --         $   125      $     --       $    114      $     --        $   887        $    --

        143           145            252            227            79             74           111             93            195
------------------------------------------------------------------------------------------------------------------------------------
        (73)         (145)          (252)          (102)          (79)            40          (111)           794           (195)
------------------------------------------------------------------------------------------------------------------------------------


        636           (38)          (325)            --            (1)            (4)          (18)         1,171         (2,064)

         --            --             --             --         9,659         10,578            --          4,446             --
------------------------------------------------------------------------------------------------------------------------------------
        636           (38)          (325)            --         9,658         10,574           (18)         5,617         (2,064)
------------------------------------------------------------------------------------------------------------------------------------

      1,688           (16)        (1,831)            --        (7,293)       (10,643)        2,225         (4,642)          (114)
------------------------------------------------------------------------------------------------------------------------------------
    $ 2,251       $  (199)      $ (2,408)       $  (102)     $  2,286       $    (29)     $  2,096        $ 1,769        $(2,373)
====================================================================================================================================

====================================================================================================================================

     PIONEER                                                                                 STRONG                       VAN ECK
    VARIABLE                                                                                VARIABLE                     WORLDWIDE
    CONTRACTS                                                                               INSURANCE                    INSURANCE
 TRUST (CONTINUED)          RYDEX VARIABLE TRUST               SELIGMAN PORTFOLIOS            FUNDS                     TRUST FUNDS
------------------  -------------------------------------  ---------------------------    ------------                 -------------
                                                  U.S.
                                               GOVERNMENT  COMMUNICATIONS                                  STRONG
                                                  MONEY          AND          GLOBAL         MID CAP     OPPORTUNITY
      FUND          NOVA            OTC           MARKET     INFORMATION    TECHNOLOGY      GROWTH II      FUND II         BOND
------------------------------------------------------------------------------------------------------------------------------------



   $    (73)    $    (145)      $   (252)      $   (102)    $     (79)     $      40     $    (111)      $    794       $   (195)
        636           (38)          (325)            --         9,658         10,574           (18)         5,617         (2,064)

      1,688           (16)        (1,831)            --        (7,293)       (10,643)        2,225         (4,642)          (114)
------------------------------------------------------------------------------------------------------------------------------------
      2,251          (199)        (2,408)          (102)        2,286            (29)        2,096          1,769         (2,373)
------------------------------------------------------------------------------------------------------------------------------------

     51,924         1,435         71,787        147,535         6,856          2,206        14,533         30,290         92,236
         --            --             --           (666)           --             --            --             --             --
    (18,776)      238,509        117,151           (470)       52,780         81,265        83,401         15,181        (82,519)
------------------------------------------------------------------------------------------------------------------------------------

     33,148       239,944        188,938        146,399        59,636         83,471        97,934         45,471          9,717
------------------------------------------------------------------------------------------------------------------------------------
     35,399       239,745        186,530        146,297        61,922         83,442       100,030         47,240          7,344
------------------------------------------------------------------------------------------------------------------------------------
         --            --             --             --            --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   $ 35,399     $ 239,745       $186,530       $146,297     $  61,922      $  83,442     $ 100,030       $ 47,240       $  7,344
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===========================================================================================================================

                                                                             VAN ECK WORLDWIDE
                                                                     INSURANCE TRUST FUNDS (CONTINUED)
                                                                -----------------------------------------
                                                                  EMERGING      HARD         REAL              COMBINED
                                                                  MARKETS      ASSETS       ESTATE               TOTAL
---------------------------------------------------------------------------------------------------------   ---------------

Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares .....................  $     --    $      --    $      --          $    76,792
Expenses
   Mortality and expense risk fees ............................         5           15          465               19,483
---------------------------------------------------------------------------------------------------------   ---------------
     Net investment income (expense) ..........................        (5)         (15)        (465)              57,309
---------------------------------------------------------------------------------------------------------   ---------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................        --            1       (3,841)               8,038
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................        --           --           --               40,100
---------------------------------------------------------------------------------------------------------   ---------------
     Net realized gain (loss) on investments in portfolio shares       --            1       (3,841)              48,138
---------------------------------------------------------------------------------------------------------   ---------------
Net change in unrealized appreciation (depreciation)
   on investments in portfolio shares .........................        51          385          287              (23,818)
---------------------------------------------------------------------------------------------------------   ---------------
     Net increase (decrease) in net assets from operations ....  $     46    $     371     $ (4,019)         $    81,629
=========================================================================================================   ===============




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===========================================================================================================================

                                                                             VAN ECK WORLDWIDE
                                                                     INSURANCE TRUST FUNDS (CONTINUED)
                                                                -----------------------------------------
                                                                  EMERGING      HARD         REAL              COMBINED
                                                                  MARKETS      ASSETS       ESTATE               TOTAL
---------------------------------------------------------------------------------------------------------   ---------------

Changes from operations:
   Net investment income .....................................   $     (5)   $     (15)   $    (465)         $    57,309
   Net realized gain (loss) on investments in portfolio shares         --            1       (3,841)              48,138
   Net change in unrealized appreciation (depreciation) of
        investments in portfolio shares ......................         51          385          287              (23,818)
---------------------------------------------------------------------------------------------------------   ---------------
       Net increase (decrease) in net assets from operations .         46          371       (4,019)              81,629
---------------------------------------------------------------------------------------------------------   ---------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................        963           --       61,408            3,062,796
   Contract redemptions ......................................         --           --           --               (7,152)
   Net transfers .............................................         --        6,376      (45,429)           2,266,880
---------------------------------------------------------------------------------------------------------   ---------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..................................        963        6,376       15,979            5,322,524
---------------------------------------------------------------------------------------------------------   ---------------
       Net increase (decrease) in net assets .................      1,009        6,747       11,960            5,404,153
---------------------------------------------------------------------------------------------------------   ---------------
Net assets, beginning of period ..............................         --           --           --                   --
---------------------------------------------------------------------------------------------------------   ---------------
       Net assets, end of period .............................   $  1,009    $   6,747    $  11,960          $ 5,404,153
=========================================================================================================   ===============



   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

NOTES TO FINANCIAL STATEMENTS


YEAR ENDED DECEMBER 31, 2002 AND JULY 2, 2001 THROUGH DECEMBER 31, 2001

--------------------------------------------------------------------------------

(1) GENERAL

     Conseco Variable Annuity Account I ("Account I") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I was established on August 23, 2000, and commenced operations on July 2, 2001, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account I are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance Company of Texas, a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly owned subsidiary of Inviva, Inc., a New York based insurance company.

     Currently, the following investment options are available to new investors:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   International Fund
   Large Cap Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Core Equity Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio - Service Shares
   Worldwide Growth Portfolio - Service Shares

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC. (CLASS 2)

   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II

LEVCO SERIES TRUST
   LEVCO Equity Value Fund
   Van Eck Levin Mid Cap Value Fund

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

--------------------------------------------------------------------------------

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account I does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account I as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account I are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account I and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $95,805,812 for the year ended December 31, 2002 and $24,314,175 for the period July 2, 2001 through December 31, 2001. The aggregate proceeds from sales of investments in portfolio shares were $82,956,253 for the year ended December 31, 2002 and $18,894,243 for the period July 2, 2001 through December 31, 2001.

(4) DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

     The Company deducts daily from Account I a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account I, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is
1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $196,514 for the year ended December 31, 2002 and $19,483 for the period July 2, 2001 through December 31, 2001.

     Pursuant to an agreement between Account I and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account I. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an annual contract fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The annual contract and surrender charges were $80,035 for the year ended December 31, 2002 and $37 for the period July 2, 2001 through December 31, 2001.

(5) FINANCIAL HIGHLIGHTS

     Beginning in 2001, disclosure of total returns, investment income, and expense ratios became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. The investment income ratio is the ratio of income dividends to the average monthly net assets. Details begin on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------------------------

                                                                       CONSECO VARIABLE ANNUITY ACCOUNT I
                                               ---------------------------------------------------------------------
                                                 TOTAL   STANDARD     STD WITH     STANDARD   STD WITH     TOTAL
                                                 UNITS   CONTRACT    ALL RIDERS    CONTRACT  ALL RIDERS  NET ASSETS
                                               ---------------------------------   EXPENSES   EXPENSES   -----------
                                                                                   AS % OF     AS % OF
                                                (000S)  UNIT VALUES  UNIT VALUES  NET ASSETS  NET ASSETS   (000S)
--------------------------------------------------------------------------------------------------------------------
Conseco Series Trust (continued):
The Alger American Fund:
   Growth Portfolio
     December 31, 2002.......................     23       $ 8.86      $ 8.69       1.40%       2.00%       $ 207
     December 31, 2001.......................      2        13.41       13.23       1.40%       2.00%          28
   Leveraged AllCap Portfolio
     December 31, 2002.......................     19        10.45       10.26       1.40%       2.00%         199
     December 31, 2001.......................      2        16.04       15.83       1.40%       2.00%          25
   MidCap Portfolio
     December 31, 2002.......................     19        11.11       10.90       1.40%       2.00%         209
     December 31, 2001.......................      1        15.99       15.78       1.40%       2.00%          21
   Small Capitalization Portfolio
     December 31, 2002.......................      4         5.75        5.64       1.40%       2.00%          24
     December 31, 2001.......................     --         7.90        7.80       1.40%       2.00%           2
American Century Variable Portfolios, Inc.:
   Income and Growth Fund
     December 31, 2002.......................     25         8.89        8.72       1.40%       2.00%         221
     December 31, 2001.......................      1        11.18       11.03       1.40%       2.00%           7
   International Fund
     December 31, 2002.......................     17         8.08        7.93       1.40%       2.00%         133
     December 31, 2001.......................     --        10.29       10.16       1.40%       2.00%          --
   Value Fund
     December 31, 2002.......................     37        11.16       10.95       1.40%       2.00%         416
     December 31, 2001.......................     12        12.95       12.78       1.40%       2.00%         160
Berger Institutional Products Trust:
   Growth Fund
     December 31, 2002.......................      2         5.06        4.97       1.40%       2.00%          12
     December 31, 2001.......................     10         8.51        8.40       1.40%       2.00%          86
   International Fund
     December 31, 2002.......................      1         7.57        7.42       1.40%       2.00%           8
     December 31, 2001.......................     --         9.75        9.62       1.40%       2.00%          --
   Large Cap Growth Fund
     December 31, 2002.......................      9         8.15        7.99       1.40%       2.00%          68
     December 31, 2001.......................     --        12.45       12.29       1.40%       2.00%           3
   Small Company Growth Fund
     December 31, 2002.......................      9         5.60        5.49       1.40%       2.00%          52
     December 31, 2001.......................      9        11.18       11.03       1.40%       2.00%          92
Conseco Series Trust:
   Balanced Portfolio
     December 31, 2002.......................     23        11.35       11.13       1.40%       2.00%         259
     December 31, 2001.......................      3        13.21       13.04       1.40%       2.00%          34
   Conseco 20 Focus Portfolio
     December 31, 2002.......................     31         2.10        2.07       1.40%       2.00%          66
     December 31, 2001.......................      9         4.48        4.44       1.40%       2.00%          37
   Equity Portfolio
     December 31, 2002.......................     31        12.25       12.02       1.40%       2.00%         376
     December 31, 2001.......................      1        14.34       14.16       1.40%       2.00%          19
   Fixed Income Portfolio.
     December 31, 2002.......................     88        12.25       12.02       1.40%       2.00%       1,082
     December 31, 2001.......................      9        11.87       11.71       1.40%       2.00%         107
   Government Securities Portfolio
     December 31, 2002.......................     58        12.53       12.29       1.40%       2.00%         729
     December 31, 2001.......................      4        11.62       11.47       1.40%       2.00%          40
   High Yield Portfolio
     December 31, 2002.......................    105        10.82       10.64       1.40%       2.00%       1,138
     December 31, 2001.......................     52        10.40       10.30       1.40%       2.00%         545


-----------------------------------


-----------------------------------
   STANDARD  STD. WITH
   CONTRACT  ALL RIDERS
------------------------ INVESTMENT
     TOTAL      TOTAL      INCOME
    RETURN     RETURN       RATIO
-----------------------------------



    -33.92%     -34.32%      0.06%
     -8.40%      -8.67%      0.00%

    -34.83%     -35.22%      0.01%
     -7.06%      -7.34%      0.00%

    -30.52%     -30.94%      0.00%
     -3.22%      -3.51%      0.00%

    -27.25%     -27.69%      0.00%
     -9.90%     -10.17%      0.00%


    -20.49%     -20.97%      0.20%
     -6.08%      -6.36%      0.00%

    -21.48%     -21.95%      0.05%
    -11.92%     -12.19%      0.00%

    -13.84%     -14.35%      1.37%
      3.77%       3.46%      0.00%


    -40.51%     -40.87%      0.00%
    -13.86%     -14.12%      0.00%

    -22.40%     -22.87%      9.53%
     -8.94%      -9.21%      0.00%

    -34.56%     -34.96%      0.97%
    -12.31%     -12.57%      0.52%

    -49.97%     -50.27%      0.00%
    -19.88%     -20.12%      2.72%


    -14.13%     -14.66%      3.61%
     -4.94%      -5.23%      0.71%

    -53.07%     -53.35%      0.00%
    -24.20%     -24.43%      0.00%

    -14.62%     -15.13%      0.48%
     -4.78%      -5.07%      0.79%

      3.23%       2.61%      5.85%
      2.12%       1.82%      2.26%

      7.81%       7.17%      3.73%
      2.59%       2.28%      1.75%

      4.00%       3.38%      8.95%
     -1.01%      -1.30%      4.80%

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------

                                                                       CONSECO VARIABLE ANNUITY ACCOUNT I
                                               ----------------------------------------------------------------------
                                                 TOTAL   STANDARD     STD WITH     STANDARD   STD WITH     TOTAL
                                                 UNITS   CONTRACT    ALL RIDERS    CONTRACT  ALL RIDERS  NET ASSETS
                                               ---------------------------------   EXPENSES   EXPENSES   ------------
                                                                                   AS % OF     AS % OF
                                                (000S)  UNIT VALUES  UNIT VALUES  NET ASSETS  NET ASSETS   (000S)
---------------------------------------------------------------------------------------------------------------------
Conseco Series Trust (continued):
   Money Market Portfolio
     December 31, 2002.......................   132        $ 11.45     $ 11.24      1.40%       2.00%     $ 1,509
     December 31, 2001.......................    49          11.47       11.32      1.40%       2.00%         561
The Dreyfus Socially Responsible Growth
     Fund, Inc.
     December 31, 2002.......................     1           7.38        7.24      1.40%       2.00%           9
     December 31, 2001.......................     1          10.53       10.40      1.40%       2.00%           8
Dreyfus Stock Index Fund
     December 31, 2002.......................   115           8.55        8.39      1.40%       2.00%         980
     December 31, 2001.......................    15          11.17       11.02      1.40%       2.00%         170
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio
     December 31, 2002.......................     5           7.33        7.19      1.40%       2.00%          38
     December 31, 2001.......................    --           9.60        9.48      1.40%       2.00%           4
   International Value Portfolio
     December 31, 2002.......................     6           8.36        8.20      1.40%       2.00%          51
     December 31, 2001.......................    --           9.66        9.53      1.40%       2.00%           3
Federated Insurance Series:
   High Income Bond Fund II
     December 31, 2002.......................   173           8.96        8.79      1.40%       2.00%       1,545
     December 31, 2001.......................     9           8.96        8.85      1.40%       2.00%          84
   International Equity Fund II
     December 31, 2002.......................    12           8.45        8.29      1.40%       2.00%         101
     December 31, 2001.......................    --          11.09       10.95      1.40%       2.00%          --
   International Small Company Fund II
     December 31, 2002.......................     1           6.42        6.36      1.40%       2.00%           6
     December 31, 2001.......................    --           7.90        7.87      1.40%       2.00%          --
   Utility Fund II
     December 31, 2002.......................   109           6.54        6.42      1.40%       2.00%         714
     December 31, 2001.......................    --           8.72        8.61      1.40%       2.00%           2
First American Insurance Portfolios:
   Large Cap Growth Portfolio
     December 31, 2002.......................    --           5.71        5.65      1.40%       2.00%           1
     December 31, 2001.......................    --           8.29        8.26      1.40%       2.00%          --
   Mid Cap Growth Portfolio
     December 31, 2002.......................    --           5.92        5.86      1.40%       2.00%          --
     December 31, 2001.......................    --           8.49        8.46      1.40%       2.00%          --
Invesco Variable Investment Funds, Inc:
   Core Equity Fund
     December 31, 2002.......................     4           8.64        8.48      1.40%       2.00%          36
     December 31, 2001.......................     1          10.84       10.70      1.40%       2.00%           5
   Financial Services Fund
     December 31, 2002.......................    14           8.13        8.05      1.40%       2.00%         115
     December 31, 2001.......................    14           9.69        9.65      1.40%       2.00%         132
   Health Sciences Fund
     December 31, 2002.......................    22           7.62        7.54      1.40%       2.00%         165
     December 31, 2001.......................    11          10.23       10.18      1.40%       2.00%         114
   High Yield Fund
     December 31, 2002.......................    79           7.29        7.15      1.40%       2.00%         575
     December 31, 2001.......................     2           7.49        7.39      1.40%       2.00%          16
   Real Estate Opportunity Fund
     December 31, 2002.......................     8          10.60       10.50      1.40%       2.00%          81
     December 31, 2001.......................    54          10.11       10.07      1.40%       2.00%         548


----------------------------------


----------------------------------
  STANDARD  STD. WITH
  CONTRACT  ALL RIDERS
----------------------- INVESTMENT
    TOTAL      TOTAL      INCOME
   RETURN     RETURN       RATIO
----------------------------------


    -0.16%      -0.76%      1.29%
     0.70%      -0.40%      0.96%


   -29.94%     -30.36%      0.23%
   -11.32%     -11.58%      0.15%

   -23.44%     -23.90%      1.50%
    -7.31%      -7.58%      0.61%


   -23.69%     -24.15%      0.29%
    -7.78%      -8.06%      0.81%

   -13.45%     -13.97%      0.54%
    -7.87%      -8.15%      1.08%


    -0.04%      -0.65%      2.09%
    -0.70%      -0.99%      0.00%

   -23.84%     -24.29%      0.00%
   -15.92%     -16.17%      0.00%

   -18.64%     -19.14%      0.00%
   -17.00%     -17.25%      0.00%

   -25.01%     -25.46%      2.77%
   -10.30%     -10.57%      0.00%


   -31.11%     -31.52%      0.00%
   -11.90%     -12.17%      0.00%

   -30.28%     -30.69%      0.00%
   -12.55%     -12.81%      0.00%


   -20.24%     -20.72%      1.81%
    -5.31%      -6.53%      1.25%

   -16.09%     -16.59%      0.40%
    -7.09%      -7.36%      0.79%

   -25.50%     -25.95%      0.00%
    -1.34%      -1.74%      0.62%

    -2.66%      -3.25%     29.88%
   -10.55%     -10.81%      0.93%

     4.90%       4.27%      0.52%
    -1.46%      -1.75%      1.53%

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------------------------

                                                                       CONSECO VARIABLE ANNUITY ACCOUNT I
                                               ---------------------------------------------------------------------
                                                 TOTAL   STANDARD     STD WITH     STANDARD   STD WITH     TOTAL
                                                 UNITS   CONTRACT    ALL RIDERS    CONTRACT  ALL RIDERS  NET ASSETS
                                               ---------------------------------   EXPENSES   EXPENSES   -----------
                                                                                   AS % OF     AS % OF
                                                (000S)  UNIT VALUES  UNIT VALUES  NET ASSETS  NET ASSETS   (000S)
--------------------------------------------------------------------------------------------------------------------
Invesco Variable Investment Funds, Inc. (continued):
   Technology Fund
     December 31, 2002.......................    35           3.79        3.75      1.40%       2.00%         131
     December 31, 2001.......................    10           7.24        7.21      1.40%       2.00%          73
   Telecommunications Fund
     December 31, 2002.......................     8        $ 2.80      $ 2.77       1.40%       2.00%       $ 22
     December 31, 2001.......................    --          5.77        5.75       1.40%       2.00%         --
Janus Aspen Series:
   Aggressive Growth Portfolio
     December 31, 2002.......................    26          8.16        8.00       1.40%       2.00%        213
     December 31, 2001.......................     1         11.48       11.33       1.40%       2.00%         13
   Growth Portfolio
     December 31, 2002.......................    47          6.59        6.54       1.40%       2.00%        312
     December 31, 2001.......................     6          9.12        9.10       1.40%       2.00%         57
   Worldwide Growth Portfolio
     December 31, 2002.......................    46          6.96        6.90       1.40%       2.00%        321
     December 31, 2001.......................     1          9.50        9.48       1.40%       2.00%         12
Lazard Retirement Series, Inc.:
   Equity Portfolio
     December 31, 2002.......................    11          8.67        8.51       1.40%       2.00%         98
     December 31, 2001.......................     2         10.50       10.36       1.40%       2.00%         17
   Small Cap Portfolio
     December 31, 2002.......................    61         10.94       10.73       1.40%       2.00%        666
     December 31, 2001.......................    53         13.48       13.30       1.40%       2.00%        717
Lord Abbett Series Fund, Inc.:
   Growth and Income Portfolio
     December 31, 2002.......................    58         10.56       10.37       1.40%       2.00%        611
     December 31, 2001.......................     3         13.07       12.90       1.40%       2.00%         33
Neuberger Berman Advisers Management Trust:
   Limited Maturity Bond Portfolio
     December 31, 2002.......................    49         12.00       11.78       1.40%       2.00%        586
     December 31, 2001.......................    48         11.56       11.41       1.40%       2.00%        557
   Midcap Growth Portfolio
     December 31, 2002.......................     7          6.00        5.94       1.40%       2.00%         42
     December 31, 2001.......................    10          8.61        8.58       1.40%       2.00%         82
   Partners Portfolio
     December 31, 2002.......................     2          7.58        7.43       1.40%       2.00%         12
     December 31, 2001.......................    --         10.13       10.00       1.40%       2.00%         --
Pioneer Variable Contracts Trust
   Equity Income Portfolio
     December 31, 2002.......................     4          7.58        7.49       1.40%       2.00%         27
     December 31, 2001.......................     2          9.16        9.10       1.40%       2.00%         22
   Europe Portfolio
     December 31, 2002.......................    --          5.99        5.92       1.40%       2.00%         --
     December 31, 2001.......................    --          7.51        7.46       1.40%       2.00%         --
   Fund Portfolio
     December 31, 2002.......................     3          6.98        6.90       1.40%       2.00%         18
     December 31, 2001.......................     4          8.77        8.71       1.40%       2.00%         35
Rydex Variable Trust:
   Nova Fund
     December 31, 2002.......................    15          7.23        7.11       1.40%       2.00%        107
     December 31, 2001.......................    21         11.41       11.29       1.40%       2.00%        240
   OTC Fund
     December 31, 2002.......................    29          9.10        8.96       1.40%       2.00%        261
     December 31, 2001.......................    12         15.10       14.95       1.40%       2.00%        186

-----------------------------------


-----------------------------------
   STANDARD  STD. WITH
   CONTRACT  ALL RIDERS
------------------------ INVESTMENT
     TOTAL       TOTAL     INCOME
    RETURN      RETURN      RATIO
-----------------------------------


    -47.59%     -47.90%     0.00%
    -20.42%     -20.66%     0.00%

    -51.49%     -51.79%     0.00%
    -30.16%     -30.37%     0.00%


    -28.94%     -29.36%     0.00%
    -17.64%     -17.88%     0.00%

    -27.74%     -28.18%     0.00%
    -31.87%     -31.35%     0.00%

    -26.74%     -27.18%     0.77%
    -31.46%     -30.93%     0.13%


    -17.42%     -17.91%     0.07%
     -9.09%      -9.37%     0.82%

    -18.82%     -19.31%     0.00%
      6.64%       6.32%    16.82%


    -19.17%     -19.66%     0.88%
     -4.01%      -4.30%     0.56%


      3.87%       3.25%     2.70%
      3.05%       2.75%     0.00%

    -30.32%     -30.74%     0.00%
    -12.93%     -13.19%     0.00%

    -25.20%     -25.65%     0.26%
     -3.51%      -3.80%     0.00%


    -17.22%     -17.71%     2.39%
     -4.58%      -4.86%     0.45%

    -20.19%     -20.66%     0.00%
     -6.56%      -6.84%     0.00%

    -20.38%     -20.85%     0.86%
     -7.15%      -7.42%     0.23%


    -36.62%     -37.00%    11.46%
    -13.60%     -13.86%     0.00%

    -39.71%     -40.07%     0.00%
    -15.98%     -16.23%     0.00%

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------

                                                                       CONSECO VARIABLE ANNUITY ACCOUNT I
                                               ----------------------------------------------------------------------
                                                 TOTAL   STANDARD     STD WITH     STANDARD   STD WITH     TOTAL
                                                 UNITS   CONTRACT    ALL RIDERS    CONTRACT  ALL RIDERS  NET ASSETS
                                               ---------------------------------   EXPENSES   EXPENSES   ------------
                                                                                   AS % OF     AS % OF
                                                (000S)  UNIT VALUES  UNIT VALUES  NET ASSETS  NET ASSETS   (000S)
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust (continued):
   U.S. Government Money Market Fund
     December 31, 2002.......................    12          9.95        9.85       1.40%       2.00%        118
     December 31, 2001.......................    15         10.04       10.00       1.40%       2.00%        146
Seligman Portfolios, Inc.:
   Communications and Information Portfolio
     December 31, 2002.......................     24         $ 3.61      $ 3.55      1.40%       2.00%      $ 85
     December 31, 2001.......................     11           5.74        5.68      1.40%       2.00%        62
   Global Technology Portfolio
     December 31, 2002.......................      7           3.47        3.42      1.40%       2.00%        23
     December 31, 2001.......................     16           5.16        5.11      1.40%       2.00%        83
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II
     December 31, 2002.......................     10           8.26        8.10      1.40%       2.00%        86
     December 31, 2001.......................      8          13.42       13.25      1.40%       2.00%       100
Strong Opportunity Fund II, Inc.
     December 31, 2002.......................     37          10.43       10.23      1.40%       2.00%       390
     December 31, 2001.......................      3          14.45       14.27      1.40%       2.00%        47
Van Eck Worldwide Insurance Trust:
   LEVCO Equity Value
     December 31, 2002.......................     --           8.60        8.57      1.40%       2.00%        --
     Inception - June 24, 2002...............     --           9.99        9.99      1.40%       2.00%        --
   Levin Mid Cap Value
     December 31, 2002.......................     --           8.04        8.02      1.40%       2.00%        --
     Inception - June 24, 2002...............     --           9.94        9.94      1.40%       2.00%        --
   Worldwide Bond Fund
     December 31, 2002.......................     30          11.28       11.07      1.40%       2.00%       334
     December 31, 2001.......................      1           9.41        9.29      1.40%       2.00%         7
   Worldwide Emerging Markets Fund
     December 31, 2002.......................      6           7.07        6.93      1.40%       2.00%        41
     December 31, 2001.......................     --           7.38        7.29      1.40%       2.00%         1
   Worldwide Hard Assets Fund
     December 31, 2002.......................     43           7.83        7.68      1.40%       2.00%       333
     December 31, 2001.......................      1           8.17        8.06      1.40%       2.00%         7
   Worldwide Real Estate Fund
     December 31, 2002.......................      4           9.56        9.38      1.40%       2.00%        40
     December 31, 2001.......................      1          10.15       10.02      1.40%       2.00%        12

----------------------------------

----------------------------------
  STANDARD  STD. WITH
  CONTRACT  ALL RIDERS
----------------------- INVESTMENT
    TOTAL       TOTAL     INCOME
   RETURN      RETURN      RATIO
----------------------------------


    -0.93%      -1.52%      0.40%
     0.15%      -0.15%      0.13%

   -37.12%     -37.50%      0.00%
    -6.86%      -7.14%      0.00%

   -32.74%     -33.14%      0.00%
   -11.55%     -11.81%      0.50%


   -38.45%     -38.83%      0.00%
   -18.75%     -19.00%      0.00%

   -27.84%     -28.27%      0.53%
    -4.61%      -4.90%      5.03%


   -13.90%     -14.17%      0.00%
      N/A         N/A        N/A

   -19.10%     -19.35%      0.00%
      N/A         N/A        N/A

    19.97%      19.25%      0.00%
     1.57%       1.27%      0.00%

    -4.25%      -4.83%      0.09%
    -2.14%      -2.43%      0.00%

    -4.20%      -4.77%      0.05%
    -7.37%      -7.65%      0.00%

    -5.81%      -6.38%      0.30%
    -1.96%      -2.25%      0.00%

32

CONSECO VARIABLE ANNUITY ACCOUNT I

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
===============================================================================
(6) UNIT PROGRESSION


The changes in units outstanding for the year ended December 31, 2002, were as follows:


                                                                                                             AMERICAN
                                                                                                              CENTURY
                                                                                                             VARIABLE
                                                                 THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                  -------------------------------------------------------   ------------
                                                                 LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                   GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ............    2,068.5       1,569.1        1,317.6           298.2          619.9
Units purchased .................................   35,987.9      26,891.8       28,359.3       182,907.4       52,534.3
Units redeemed ..................................  (14,707.7)     (9,398.4)     (10,813.2)     (179,048.7)     (28,054.5)
------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...........   23,348.7      19,062.5       18,863.7         4,156.9       25,099.7
========================================================================================================================

                                                                   CONSECO SERIES TRUST PORTFOLIOS
                                                  ----------------------------------------------------------------------
                                                                  CONSECO                       FIXED       GOVERNMENT
                                                  BALANCED       20 FOCUS        EQUITY        INCOME       SECURITIES
------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ............    2,620.5       8,371.6        1,327.7         9,067.4        3,437.9
Units purchased .................................   26,092.6     458,688.1       60,719.8       197,284.0      249,836.2
Units redeemed ..................................   (5,834.6)   (435,636.3)     (31,273.0)     (117,854.3)    (194,969.8)
------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...........   22,878.5      31,423.4       30,774.5        88,497.1       58,304.3
========================================================================================================================

                                                                                                               FIRST
                                                                                                             AMERICAN
                                                                                                             INSURANCE
                                                              FEDERATED INSURANCE SERIES                    PORTFOLIOS
                                                  ----------------------------------------------------------------------
                                                                              INTERNATIONAL
                                                  HIGH INCOME   INTERNATIONAL      SMALL                      LARGE CAP
                                                    BOND II       EQUITY II     COMPANY II      UTILITY II     GROWTH
------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ............    9,332.4          --             --             273.9           --
Units purchased .................................  508,051.6     212,903.4      150,357.0       121,914.4       45,929.0
Units redeemed .................................. (344,824.9)   (201,004.1)    (149,413.3)      (12,895.4)     (45,683.4)
------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...........  172,559.1      11,899.3          943.7       109,292.9          245.6
========================================================================================================================

                                                                                                  LAZARD RETIREMENT
                                                       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
                                                 -----------------------------------------------------------------------
                                                 AGGRESSIVE                     WORLDWIDE
                                                   GROWTH         GROWTH         GROWTH        EQUITY        SMALL CAP
------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ............    1,138.3       6,291.0        1,295.4         1,623.5       53,278.5
Units purchased .................................   58,200.0     193,275.1       53,890.3        30,863.5      201,584.5
Units redeemed ..................................  (33,141.6)   (152,223.1)      (9,032.8)      (20,998.3)    (193,897.4)
------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...........   26,196.7      47,343.0       46,152.9        11,488.7       60,965.6
========================================================================================================================

                                                          RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS
                                                  ----------------------------------------------------------------------
                                                                                              COMMUNICATIONS
                                                                            U.S. GOVERNMENT         AND         GLOBAL
                                                    NOVA            OTC      MONEY MARKET       INFORMATION   TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ............   21,040.2      12,367.9       14,591.3        10,810.6       16,215.2
Units purchased .................................  308,445.8     119,086.3      723,415.0        32,683.9        9,881.3
Units redeemed .................................. (314,662.9)   (102,704.2)    (726,159.5)      (19,973.4)     (19,554.6)
------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...........   14,823.1      28,750.0       11,846.8        23,521.1        6,541.9
========================================================================================================================

a) For the period 01/01/02 through 04/30/02 (termination of fund).

b) For the period 6/24/02 (commencement of operations) through 10/31/02

===================================================================================================================

         AMERICAN CENTURY
        VARIABLE PORTFOLIOS
            (CONTINUED)                                    BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------    ------------------------------------------------------------------------------
                                                                                                          SMALL
                                                                       LARGE CAP          NEW            COMPANY
  INTERNATIONAL        VALUE           GROWTH       INTERNATIONAL       GROWTH        GENERATION(a)      GROWTH
-------------------------------------------------------------------------------------------------------------------
          16.8        12,342.7         10,139.3           --                263.8        13,190.3         8,274.7
     220,672.6       156,650.4          3,807.1         3,428.5          29,363.0        14,436.0        11,415.2
    (204,188.4)     (131,510.1)       (11,613.2)       (2,304.9)        (21,199.4)      (27,626.3)      (10,401.6)
-------------------------------------------------------------------------------------------------------------------
      16,501.0        37,483.0          2,333.2         1,123.6           8,427.4           --            9,288.3
===================================================================================================================

        CONSECO SERIES TRUST                                                DREYFUS VARIABLE
       PORTFOLIOS (CONTINUED)                                               INVESTMENT FUNDS
--------------------------------                                   ---------------------------------
                                       DREYFUS
                                      SOCIALLY         DREYFUS
      HIGH             MONEY         RESPONSIBLE        STOCK         DISCIPLINED    INTERNATIONAL
      YIELD           MARKET           GROWTH           INDEX            STOCK           VALUE
----------------------------------------------------------------------------------------------------
      52,447.1        48,985.3            771.2        15,215.9             374.1           361.7
     877,060.9     1,442,636.2          1,151.3       274,396.3         173,750.9       897,998.2
    (824,206.0)   (1,359,710.6)          (648.1)     (174,427.0)       (168,976.2)     (892,242.8)
----------------------------------------------------------------------------------------------------
     105,302.0       131,910.9          1,274.4       115,185.2           5,148.8         6,117.1
====================================================================================================

      FIRST
    AMERICAN
    INSURANCE
   PORTFOLIOS
   (CONTINUED)                                            INVESCO VARIABLE INVESTMENT FUNDS
-----------------    ---------------------------------------------------------------------------------------------------------------
                                                                                         REAL
     MID CAP           CORE           FINANCIAL        HEALTH                           ESTATE                           TELE-
     GROWTH           EQUITY          SERVICES        SCIENCES        HIGH YIELD      OPPORTUNITY     TECHNOLOGY    COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
          --             507.6         13,608.5        11,169.8           2,177.2        54,232.6        10,044.0              --
         334.0         5,016.2         37,415.8        55,569.4         246,508.8       147,722.6        32,546.3           8,092.7
        (287.3)       (1,295.5)       (36,820.5)      (45,061.9)       (169,679.4)     (194,293.5)       (7,865.7)           (229.0)
------------------------------------------------------------------------------------------------------------------------------------
          46.7         4,228.3         14,203.8        21,677.3          79,006.6         7,661.7        34,724.6           7,863.7
====================================================================================================================================


                     NEUBERGER BERMAN ADVISERS
                    MANAGEMENT TRUST PORTFOLIOS                     PIONEER VARIABLE CONTRACT TRUST
                  --------------------------------   --------------------------------------------------------------
      LORD
     ABBETT
   SERIES FUND
     GROWTH           LIMITED          MIDCAP                           EQUITY
   AND INCOME      MATURITY BOND       GROWTH          PARTNERS         INCOME           EUROPE           FUND
-------------------------------------------------------------------------------------------------------------------
       2,515.8        48,165.1          9,553.2            --             2,425.9            --           4,038.1
      93,439.0       840,207.6         24,037.2       172,619.9          44,734.6       112,431.5        25,686.9
     (37,909.6)     (839,376.5)       (26,540.0)     (171,075.2)        (43,530.0)     (112,431.5)      (27,098.9)
-------------------------------------------------------------------------------------------------------------------
      58,045.2        48,996.2          7,050.4         1,544.7           3,630.5            --           2,626.1
===================================================================================================================

 STRONG VARIABLE                        LEVCO                           VAN ECK WORLDWIDE
 INSURANCE FUNDS                    SERIES TRUST                      INSURANCE TRUST FUNDS
-----------------                 ----------------   -----------------------------------------------------------
                      STRONG
     MID CAP        OPPORTUNITY      LEVIN MID                       EMERGING         HARD            REAL              COMBINED
    GROWTH II         FUND II        CAP VALUE(b)       BOND          MARKETS        ASSETS          ESTATE              TOTAL
-----------------------------------------------------------------------------------------------------------------    ---------------
       7,477.3         3,296.2            --               790.4          136.6          825.8         1,185.0            513,488.6
      13,465.1        94,091.2           468.9         240,868.5       45,493.4      128,322.9        86,833.8         10,652,455.4
     (10,452.9)      (59,887.7)         (455.6)       (212,032.7)     (39,796.4)     (86,585.7)      (83,873.8)        (9,409,393.3)
-----------------------------------------------------------------------------------------------------------------    ---------------
      10,489.5        37,499.7            13.3          29,626.2        5,833.6       42,563.0         4,145.0          1,756,550.7
=================================================================================================================    ===============

CONSECO VARIABLE ANNUITY ACCOUNT I

===============================================================================
UNIT PROGRESSION


For the period July 2, 2001 through December 31, 2001

                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                           -----------------------------------------------------------   -----------


                                                                            LEVERAGED         MIDCAP         SMALL       INCOME AND
                                                             GROWTH           ALLCAP          GROWTH    CAPITALIZATION     GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...............              --              --               --              --           --
Units purchased ....................................         2,068.5         2,154.5          1,317.6           298.2      4,358.7
Units redeemed .....................................              --          (585.4)              --              --     (3,738.8)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..............         2,068.5         1,569.1          1,317.6           298.2        619.9
====================================================================================================================================

                                                                AMERICAN CENTURY
                                                              VARIABLE PORTFOLIOS
                                                                   (CONTINUED)               BERGER INSTITUTIONAL PRODUCTS TRUST
                                                             -----------------------        ---------------------------------------

                                                                                                                         LARGE CAP
                                                            INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ................            --              --               --               --          --
Units purchased .....................................          16.8         72,420.5         10,178.4              --       263.8
Units redeemed ......................................            --        (60,077.8)          (39.1)              --          --
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...............          16.8         12,342.7         10,139.3              --       263.8
====================================================================================================================================

                                                              BERGER INSTITUTIONAL
                                                                 PRODUCTS TRUST                        CONSECO SERIES TRUST
                                                                   (CONTINUED)                             PORTFOLIOS
                                                          ----------------------------       --------------------------------------

                                                                              SMALL
                                                               NEW            COMPANY                         CONSECO
                                                           GENERATION         GROWTH         BALANCED        20 FOCUS      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ................             --               --              --              --          --
Units purchased .....................................       13,190.3          8,274.7        12,541.4         8,371.6     1,327.7
Units redeemed ......................................             --               --        (9,920.9)             --          --
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...............       13,190.3          8,274.7         2,620.5         8,371.6     1,327.7
====================================================================================================================================

                                                                              CONSECO SERIES TRUST
                                                                             PORTFOLIOS (CONTINUED)
                                                           ---------------------------------------------------------

                                                                                                                          DREYFUS
                                                                                                                          SOCIALLY
                                                             FIXED          GOVERNMENT          HIGH          MONEY      RESPONSIBLE
                                                             INCOME         SECURITIES         YIELD         MARKET        GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ................             --               --               --             --          --
Units purchased .....................................       19,261.6         13,213.2        415,724.4      481,564.4       801.4
Units redeemed ......................................      (10,194.2)        (9,775.3)      (363,277.3)    (432,579.1)      (30.2)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...............        9,067.4          3,437.9         52,447.1       48,985.3       771.2
====================================================================================================================================

                                                                                  DREYFUS VARIABLE
                                                                                  INVESTMENT FUNDS       FEDERATED INSURANCE SERIES
                                                                           ----------------------------  --------------------------

                                                             DREYFUS
                                                              STOCK         DISCIPLINED    INTERNATIONAL  HIGH INCOME  INTERNATIONAL
                                                              INDEX            STOCK           VALUE        BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...............               --              --               --            --           --
Units purchased ....................................         18,473.7           374.1         57,532.7     127,843.9           --
Units redeemed .....................................         (3,257.8)             --        (57,171.0)   (118,511.5)          --
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..............         15,215.9           374.1            361.7       9,332.4           --
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

        FEDERATED INSURANCE                FIRST AMERICAN
         SERIES (CONTINUED)             INSURANCE PORTFOLIOS                      INVESCO VARIABLE INVESTMENT FUNDS
--------------------------------     --------------------------       -------------------------------------------------------------
  INTERNATIONAL
       SMALL                          LARGE CAP        MID CAP          EQUITY         FINANCIAL        HEALTH
    COMPANY II       UTILITY II         GROWTH          GROWTH          INCOME         SERVICES        SCIENCES       HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
         --                 --              --              --               --              --              --              --
         --            2,431.7              --              --          4,331.6        13,826.2        11,370.1         3,291.5
         --           (2,157.8)             --              --         (3,824.0)         (217.7)         (200.3)       (1,114.3)
-----------------------------------------------------------------------------------------------------------------------------------
         --              273.9              --              --            507.6        13,608.5        11,169.8         2,177.2
===================================================================================================================================


                  INVESCO VARIABLE                                                                        LAZARD RETIREMENT
            INVESTMENT FUNDS (CONTINUED)                       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
-------------------------------------------------    ----------------------------------------------------------------------

      REAL
     ESTATE                             TELE-        AGGRESSIVE                        WORLDWIDE
   OPPORTUNITY      TECHNOLOGY     COMMUNICATIONS      GROWTH           GROWTH          GROWTH           EQUITY       SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------
            --              --              --              --               --               --             --              --
     161,321.0        10,044.0              --         1,138.3          9,096.2         1,321.8         2,472.9       144,684.2
    (107,088.4)          --                 --              --         (2,805.2)          (26.4)         (849.4)      (91,405.7)
---------------------------------------------------------------------------------------------------------------------------------
      54,232.6        10,044.0              --         1,138.3          6,291.0         1,295.4         1,623.5        53,278.5
====================================================================================================================================

                              NEUBERGER BERMAN ADVISERS                             PIONEER VARIABLE
                              MANAGEMENT TRUST PORTFOLIOS                            CONTRACT TRUST
                    -------------------------------------------        -------------------------------------------

       LORD
      ABBETT
    SERIES FUND
       GROWTH        LIMITED            MIDCAP                         EQUITY
     AND INCOME    MATURITY BOND        GROWTH         PARTNERS        INCOME            EUROPE           FUND
-------------------------------------------------------------------------------------------------------------------
            --              --               --              --              --              --              --
       4,810.8       101,502.3          9,553.1         1,252.2        15,981.2              --         6,135.9
      (2,295.0)      (53,337.2)             0.1        (1,252.2)      (13,555.3)             --        (2,097.8)
-------------------------------------------------------------------------------------------------------------------
       2,515.8        48,165.1          9,553.2           --            2,425.9              --         4,038.1
===================================================================================================================


                                                                                                                        VAN ECK
                                                                                                                       WORLDWIDE
                                                               SELIGMAN              STRONG VARIABLE                   INSURANCE
                RYDEX VARIABLE TRUST                          PORTFOLIOS              INSURANCE FUNDS                 TRUST FUNDS
-------------------------------------------------   ----------------------------     ----------------                 -----------

                                                    COMMUNICATIONS                                         STRONG
                                   U.S. GOVERNMENT        AND           GLOBAL           MID CAP         OPPORTUNITY
      NOVA              OTC         MONEY MARKET      INFORMATION     TECHNOLOGY        GROWTH II          FUND II        BOND
------------------------------------------------------------------------------------------------------------------------------------
            --              --               --              --              --              --               --             --
      21,040.2        12,543.6        227,133.0        10,810.5        16,215.2         7,500.2          3,319.4       13,521.3
            --          (175.7)      (212,541.7)            0.1              --           (22.9)           (23.2)     (12,730.9)
------------------------------------------------------------------------------------------------------------------------------------
      21,040.2        12,367.9         14,591.3        10,810.6        16,215.2         7,477.3          3,296.2          790.4
====================================================================================================================================

                 VAN ECK WORLDWIDE
         INSURANCE TRUST FUNDS (CONTINUED)
-------------------------------------------------


       EMERGING          HARD            REAL          COMBINED
        MARKETS         ASSETS          ESTATE          TOTAL
-------------------------------------------------     -----------
            --              --               --                --
         136.6           825.8         60,356.7       2,169,539.6
            --              --        (59,171.7)     (1,656,051.0)
-------------------------------------------------     -----------
         136.6           825.8          1,185.0         513,488.6
=================================================     ===========

REPORT OF INDEPENDENT AUDITORS

================================================================================


To the Board of Directors of Conseco Variable Insurance Company and Contract Owners of Conseco Variable Annuity Account I

We have audited the accompanying statement of assets and liabilities of Conseco Variable Annuity Account I comprised of the following subaccounts: Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, American Century Income and Growth Fund, American Century International Fund, American Century Value Fund, Berger Institutional Products Trust (IPT) Growth Fund, Berger IPT International Fund, Berger IPT Large Cap Growth Fund, Berger IPT New Generation Fund, Berger IPT Small Company Growth Fund, Conseco Series Trust (CST) Balanced Portfolio, CST Conseco 20 Focus Portfolio, CST Equity Portfolio, CST Fixed Income Portfolio, CST Government Securities Portfolio, CST High Yield Portfolio, CST Money Market Portfolio, The Dreyfus Socially
Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund (VIF) Disciplined Stock Portfolio, Dreyfus VIF International Value Portfolio, Federated Insurance Series High Income Bond Fund II, Federated Insurance Series International Equity Fund II, Federated Insurance Series International Small Company Fund II, Federated Insurance Series Utility Fund II, First American Insurance Large Cap Growth Portfolio, First American Insurance Mid Cap Growth Portfolio, Invesco Variable Investment Fund (VIF) Core Equity Fund, Invesco VIF Financial Services Fund, Invesco VIF Health Sciences Fund, Invesco VIF High Yield Fund, Invesco VIF Real Estate Opportunity Fund, Invesco VIF Technology Fund, Invesco VIF Telecommunications Fund, Janus Aspen Series Institutional Shares Aggressive Growth Portfolio, Janus Aspen Series Institutional Shares Growth Portfolio, Janus Aspen Series Institutional Shares Worldwide Growth Portfolio, Lazard Retirement Series Equity Portfolio, Lazard Retirement Series Small Cap Portfolio, Lord Abbett Series Fund Growth and Income Portfolio, Neuberger Berman Advisers Management Trust (AMT) Limited Maturity Bond Portfolio, Neuberger Berman AMT Midcap Growth Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Variable Contract Trust (VCT) Equity Income Portfolio, Pioneer VCT Fund Portfolio, Pioneer VCT Europe Portfolio, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust U.S. Government Money Market Fund, Seligman Portfolios Communications and Information Portfolio, Seligman Portfolios Global Technology Portfolio, Strong Variable Insurance Mid Cap Growth Fund II, Strong Opportunity Fund II, LEVCO Series Trust Van Eck Levin Mid Cap Value Fund, Van Eck Worldwide Insurance Trust Worldwide Bond Fund, Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund, Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund, Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund, as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Conseco Variable Annuity Account I's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of assets and liabilities of Conseco Variable Annuity Account I as of December 31, 2001, and the related statements of operations and changes in net assets for the period July 2, 2001 through December 31, 2001, were audited by other auditors whose report dated February 15, 2002, expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by corresponding with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2002 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Conseco Variable Annuity Account I, as of December 31, 2002, the results of their operations and changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                               /s/ Ernst & Young

Ernst & Young
New York, NY
March 31, 2003

--------------------------------------------------------------------------------

                           CONSECO VARIABLE ANNUITY ACCOUNT I

                           SPONSOR
                           Conseco Variable Insurance Company

                           DISTRIBUTOR
                           Conseco Equity Sales, Inc.

                           INDEPENDENT AUDITORS
                           Ernst & Young LLP

CONSECO VARIABLE INSURANCE COMPANY

Statutory-Basis Financial Statements and
Report of Independent Auditors

Years Ended December 31, 2002 and 2001

                       Conseco Variable Insurance Company

                      Statutory-Basis Financial Statements


                     Years ended December 31, 2002 and 2001




                                    CONTENTS

   Report of Independent Auditors                                     1

   Statutory-Basis Balance Sheets                                     2
   Statutory-Basis Statements of Operations                           3
   Statutory-Basis Statements of Changes in Capital and Surplus       4
   Statutory-Basis Statements of Cash Flow                            5
   Notes to Statutory-Basis Financial Statements                      6

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors of
The Conseco Variable Insurance Company

We have audited the accompanying statutory-basis balance sheet of The Conseco Variable Insurance Company as of December 31, 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of The Conseco Variable Insurance Company for the year ended December 31, 2001, were audited by other auditors whose report dated May 29, 2002, expressed an unqualified opinion as to the conformity of those financial statements with accounting practices prescribed or permitted by the Texas Department of Insurance and not in conformity with accounting principles generally accepted in the United States.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the The Conseco Variable Insurance Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Conseco Variable Insurance Company at December 31, 2002, or the results of its operations or its cash flow for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Conseco Variable Insurance Company at December 31, 2002, and the results of its operations and its cash flow for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


                                            /s/ ERNST & YOUNG LLP
New York, New York
April 29, 2003

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

                                                                                           DECEMBER 31,
                                                                                      2002                2001
                                                                                  ------------     -------------
ASSETS
       Investments and Cash:
          Bonds                                                                   $   600,024      $  1,299,230
          Preferred stocks                                                              3,345            14,836
          Common stocks                                                                    10             1,517
          Mortgage loans on real estate                                                21,790            27,267
          Policyholder loans                                                           22,435            73,673
          Short-term investments                                                       82,000             8,320
          Cash (overdraft)                                                             (6,453)          140,757
          Other invested assets                                                             -            23,312
                                                                                  ------------     -------------
          Total investments and cash                                                  723,151         1,588,912
       Life and accident and health premiums due and unpaid                                 -             5,317
       Accrued investment income                                                        9,154            22,626
       Federal income tax recoverable                                                       -            10,127
       Deferred taxes                                                                   4,166             8,836
       Amounts recoverable on reinsurance ceded                                        13,139             2,344
       Other assets                                                                     1,876             2,439
       Separate account assets                                                      1,116,590         1,649,066
                                                                                  ------------     -------------
           Total assets                                                           $ 1,868,076      $  3,289,667
                                                                                  ============     =============

LIABILITIES
       Policy and contract reserves                                                   692,622         1,342,114
       Claim reserves                                                                     286            11,730
       Policyholders dividend payable                                                       -             3,441
       Borrowed money and interest thereon                                                  -           151,833
       Reinsurance payable                                                             19,161            10,550
       Payable for securities                                                               -             2,972
       Accounts payable and accrued expenses                                            3,971             3,660
       Due to affiliates                                                                1,255                16
       Asset valuation reserve                                                          1,066            20,783
       Interest maintenance reserve                                                     3,163            48,258
       Transfers from separate accounts                                               (39,743)          (61,423)
       Federal income tax payable                                                       9,259                 -
       Other liabilities                                                                5,254             8,037
       Separate account liabilities                                                 1,116,590         1,649,066
                                                                                  ------------     -------------
           Total liabilities                                                        1,812,884         3,191,037
                                                                                  ------------     -------------

CAPITAL AND SURPLUS:
       Common stock, $4.80 par value, 1,065,000 shares
           authorized, 1,043,565 shares issued and outstanding                          5,009             5,009
       Paid in surplus                                                                 41,028            41,028
                                                                                  ------------     -------------
           Total capital                                                               46,037            46,037
       Unassigned surplus                                                             (32,038)           52,593
       Special surplus funds                                                           41,193                 -
                                                                                  ------------     -------------
           Total capital and surplus                                                   55,192            98,630
                                                                                  ------------     -------------
           Total liabilities and capital and surplus                              $ 1,868,076      $  3,289,667
                                                                                  ============     =============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                      2002             2001
                                                                                  ------------     ------------
REVENUES
       Premium, annuity and other considerations                                  $   308,565      $   467,834
       Net investment income                                                           57,269          103,447
       Reserve adjustment on reinsurance ceded                                       (503,679)            (305)
       Commission and expense allowances on reinsurance ceded                          39,274              229
       Amortization of the interest maintenance reserve                                 2,116            6,546
       Other revenue                                                                   21,894           15,302
                                                                                  ------------     ------------
         Total revenue                                                                (74,561)         593,053
                                                                                  ------------     ------------

BENEFITS AND EXPENSES
       Death and disability benefits                                                   15,724           50,236
       Annuity and surrender benefits                                                 659,064          365,461
       Decrease in insurance and annuity reserves                                    (621,515)         (58,579)
       Other benefits                                                                   4,589            2,415
       Commissions                                                                     16,615           30,130
       General and administrative expenses                                             32,160           47,921
       Taxes, licenses and fees                                                         1,530            6,093
       Net transfers (from) to separate accounts                                     (206,030)         135,267
       Other expenses                                                                     (30)              76
                                                                                  ------------     ------------
           Total benefits and expenses                                                (97,893)         579,020
                                                                                  ------------     ------------

       Gain from operations before dividends to policyholders, federal income
         taxes and net realized capital losses                                         23,332           14,033
       Dividends to policyholders                                                          11            2,382
                                                                                  ------------     ------------
       Gain from operations before federal income taxes and net realized
         capital losses                                                                23,321           11,651
       Federal income tax (benefit)                                                     5,575           (5,768)
                                                                                  ------------     ------------
       Gain from operations before realized capital losses                             17,746           17,419
       Net realized capital losses, net of taxes and transfers to IMR                 (47,775)         (11,890)
                                                                                  ------------     ------------
         Net (loss) income                                                        $   (30,029)     $     5,529
                                                                                  ============     ============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                     2002             2001
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                            $   98,630       $ 101,978
       Adjustment to surplus:
         Net (loss) income                                                           (30,029)          5,529
         Accrued capital contribution from parent                                      7,500               -
         Change in net unrealized capital gains (losses)                               1,008          (3,122)
         Change in net admitted deferred tax asset                                    (7,950)         (1,905)
         (Increase) decrease in non-admitted assets                                      423             241
         Increase in surplus as a result of reinsurance, net of tax                   41,193               -
         Decrease in asset valuation reserve                                          19,717           8,036
         Change in treasury stock                                                         -           20,812
         Cumulative effect of changes in accounting principles                            -           (2,027)
         Capital change related to treasury stock                                         -             (254)
         Paid in surplus change related to treasury stock                                  -         (20,558)
         Dividends to shareholder                                                    (75,300)        (10,100)
                                                                                  ------------     -----------
            Net adjustment to surplus                                                (43,438)         (3,348)
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, END OF YEAR                                                  $   55,192       $  98,630
                                                                                  ============     ===========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                        YEARS ENDED DECEMBER 31,
                                                                                        2002             2001
                                                                                    -------------     ------------
OPERATIONS:
  Premiums, policy proceeds, and other considerations received, net of
     reinsurance paid                                                               $      315,69    $     467,308
                                                                                    -------------    -------------
  Net investment income received                                                           51,730          106,547
  Commission and expense allowances on reinsurance ceded                                    5,407              (75)
  Miscellaneous income                                                                     77,928           25,624
                                                                                    -------------    -------------
         Total income received                                                            450,756          599,404
  Benefits paid                                                                           683,812          420,153
  Commissions and other expenses paid                                                      44,720           84,933
  Net transfers (from) to Separate Accounts                                              (227,710)         130,202
  Dividends paid to policyholders                                                             (11)           2,112
  Federal income taxes paid                                                                 5,439           14,394
  Other revenues received less other expenses paid                                          4,280            1,591
                                                                                    -------------    -------------
         Total operating expenses paid                                                    510,530          653,385
                                                                                    -------------    -------------
               Net cash used in operations                                                (59,774)         (53,981)
                                                                                    -------------    -------------
INVESTMENT ACTIVITIES:
  Proceeds from sales, maturities, or repayments of investments:
     Bonds and stocks                                                                   1,667,607        1,933,565
     Mortgage loans and other invested assets                                              33,268           28,345
     Miscellaneous proceeds                                                                     -              183
                                                                                    -------------    -------------
         Total investment proceeds                                                      1,700,875        1,962,093
  Taxes paid on capital gains                                                                   -               98
                                                                                    -------------    -------------
     Net proceeds from sales, maturities, or repayments of investments                  1,700,875        1,962,191
  Cost of investments acquired:
     Bonds and stocks                                                                   1,302,397        1,916,449
     Other invested assets                                                                  2,283            4,844
  Miscellaneous applications                                                                2,973           (2,666)
                                                                                    -------------    -------------
         Total cost of investments acquired                                             1,307,653        1,918,627
  Net (increase) decrease in policy loans                                                 (50,682)            (874)
                                                                                    -------------    -------------
         Net cash provided by investment activities                                       443,904           44,438
                                                                                    -------------    -------------
FINANCING AND MISCELLANEOUS ACTIVITIES:
  Other cash provided:
     Deposits on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         25,262           27,237
     Other sources                                                                          2,960           21,256
                                                                                    -------------    -------------
            Total other cash provided                                                      28,222           48,493
                                                                                    -------------    -------------
  Other cash applied:
     Return of paid in surplus                                                                  -           20,812
     Borrowed money                                                                       151,833          (93,378)
     Dividends to shareholders                                                             75,300           10,100
     Withdrawals on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         45,212           26,713
  Net payment on reinsurance                                                              132,555
     Other applications, net                                                               80,982            4,353
                                                                                    -------------    -------------
          Total other cash applied (receipts)                                             485,882          (31,400)
                                                                                    -------------    -------------
         Net cash (used in) provided by financing and miscellaneous activities           (457,660)          79,893
                                                                                    -------------    -------------
     Net (decrease) increase in cash and short-term investments                           (73,530)          70,350
     Cash and short-term investments:
     Beginning of year                                                                    149,077           78,727
                                                                                    -------------    -------------
     End of year                                                                    $      75,547    $     149,077
                                                                                    =============    =============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

CONSECO VARIABLE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001
(IN THOUSANDS)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Conseco Variable Insurance Company (the "Company" or "CVIC") is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities, deferred annuities and certain employee benefit-related insurance products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 15%, 12%, 12%, 11% and 11% of premiums collected during 2002 were on policies issued in Texas, Florida, California, New Jersey and Illinois, respectively. No other state comprised greater than 10% of premiums of collected.

     Effective October 1, 2002, the Company was acquired from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company, by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company. As part of the acquisition of CVIC by Inviva, Inviva issued 17,500 share of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. The holder of the Series D Preferred Shares has the right, so long as it owns 1/3 of the JNF Stock issued upon exchange of the Series D Preferred to appoint one designee to the JNF board of directors. These shares automatically convert to JNF stock on October 23, 2003. Inviva plans to eventually redeem these shares.

2.   BASIS OF PRESENTATION

     The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance ("Department"). Effective January 1, 2001, insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices.

     Accounting changes adopted to conform to the provisions of NAIC SAP or Texas SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported an adjustment that decreased unassigned funds (surplus) by $2,027 as of January 1, 2001. Included in this total adjustment is an increase of approximately $7,474 related to net deferred tax assets and a decrease of approximately $14,100 related to non-admitting certain other invested assets partially offset by a decrease in asset valuation reserve of $9,639.

     Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves ("IMR")and amortized into investment income over the estimated remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at market value for GAAP; 6) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; 7) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities: 8) admitted deferred tax assets are limited by NAIC SAP and differ from the valuation allowance determined under GAAP. Changes in deferred income taxes are not reported as component of net income. The differences between GAAP and NAIC SAP would have a material effect on the Company's financial statements.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS

     BONDS - Bonds not in default are generally stated at amortized cost using the interest method. All other bonds are stated at the lower of amortized cost or market value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment or the lower of amortized cost or fair market value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective adjustment method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

     PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or market value. Nonredeemable preferred stocks are reported at market value or lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

     COMMON STOCK - Common stock is stated at market value except that investments in stocks of subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Market value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

     MORTGAGE LOANS - Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

     POLICY LOANS - Policy loans are stated at the unpaid principal balance of the loan.

     CASH AND SHORT-TERM INVESTMENTS - Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Market values for such investments approximate carrying value.

     REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

     ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

     INVESTMENT INCOME AND EXPENSES - Investment income is reported as earned and is presented net of related investment expenses.

     SPECIAL SURPLUS FUNDS

     Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

     NON-ADMITTED ASSETS

     Certain assets, principally past due receivables, furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet.

     LIFE AND ACCIDENT AND HEALTH PREMIUMS

     Life premiums deferred represents modal premium payments which are due after the valuation date, but before the next contract anniversary date. Deferred premiums generally are measured from the next modal premium due date to the next contract anniversary date. This balance is net of loading.

     Life premiums uncollected represent gross premium amounts that are due on or before the valuation date but have not been received.

     Accident and health premiums that are due and uncollected are identified separately as they generally are accrued to premium revenue.

     POLICY AND CONTRACT RESERVES

     Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), which meet or exceed statutory requirements.

     Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2002 and 2001, averaged 6.2%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

     Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), which meet or exceed statutory requirements.

     Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

     Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

     Certain of the Company's variable annuity contracts contain a withdrawal provision, which provides for a reduction in the guaranteed minimum death benefit (GMDB) on a dollar-for-dollar basis when a partial withdrawal occurs. Currently there is ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a GMDB. Our discussions with the Texas Department of Insurance ("Department") indicate that they are currently studying this complex issue and have not yet determined their position. As a result, the Company continues to follow their current method of reserving for these variable annuity contracts until guidance is issued that clarifies this matter. While the Company has not yet determined the impact of this contract provision under these adverse scenarios and acknowledges that it could be significant, it does not believe the Department's ultimate position will result in a material increase to its policy reserves. The Department has indicated that it is unlikely any new guidance, including clarification of this issue, would be applied retroactively.

     The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Transfers from separate accounts represents the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

     CLAIM RESERVES

     Claims payable are amounts due on life and accident and health claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical experience.

     Extra premiums are charged for substandard lives for policies issued prior to July 1, 2000, plus the gross premium for rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the end of the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1, 2000, for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality.

     The Tabular Interest, the Tabular Less Actual Reserve Released and the Tabular Cost have been determined by formula. For the determination of Tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

     REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

     FEDERAL INCOME TAX

     The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

     DEFERRED INCOME TAXES

     Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

     SEPARATE ACCOUNT ASSETS/LIABILITIES

     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

     PREMIUMS AND ANNUITY CONSIDERATIONS

     Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

     OTHER REVENUE

     Other revenue consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts are recognized as income when charged to the underlying account.

     GENERAL AND ADMINISTRATIVE EXPENSES

     General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by its parent. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

     POLICYHOLDER DIVIDENDS

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payments subsequent to plan anniversary dates and payable in the next calendar year.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

     RECLASSIFICATION

     Certain 2001 amounts included in the accompanying financial statements have been reclassified to conform to the 2002 presentation.

4.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:

                                                       GROSS UNREALIZED
                                        AMORTIZED   ----------------------     NAIC MARKET
                                          COST          GAINS       LOSSES        VALUE
                                       ----------   ----------   ----------    ----------
      Fixed maturities:
        Governments                    $   47,161   $    1,281  $         -    $   48,442
        Special revenue                   191,877        1,819       (1,171)      192,525
        Public utilities                   44,843            -       (2,270)       42,573
        Industrial and miscellaneous      273,666       11,850      (12,273)      273,243
        Credit tenant loans                42,477          470         (470)       42,477
                                       ----------   ----------   ----------    ----------
        Sub - total debt securities       600,024       15,420      (16,184)      599,260

        Preferred Stock                     3,345            -          (91)        3,254

        Common Stock                           10            -            -            10
                                       ----------   ----------   ----------    ----------
        Total                          $  603,379   $   15,420   $  (16,275)   $  602,524
                                       ==========   ==========   ==========    ==========

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2001 are as follows:

                                                                                GROSS UNREALIZED
                                                             AMORTIZED    ---------------------------     NAIC MARKET
                                                               COST           GAINS        LOSSES            VALUE
                                                           ------------   ------------   ------------    ------------
     Fixed maturities:
       Governments                                         $     42,812   $      1,291   $       (129)   $     43,974
       Political subdivisions of states, territories and
            possessions                                           2,130            139              -           2,269
       Special revenue                                          345,336          2,562         (5,817)        342,081
       Public utilities                                          81,582            360         (2,496)         79,446
       Industrial and miscellaneous                             758,023          4,350        (45,889)        716,484
       Credit tenant loans                                       51,123            371         (1,258)         50,236
       Parent, subsidiaries and affiliates                       18,224              -        (12,274)          5,950
                                                           ------------   ------------   ------------    ------------
       Sub - total debt securities                            1,299,230          9,073        (67,863)      1,240,440

       Preferred Stock                                           14,836            203              -          15,039
       Common Stock                                               1,517              -              -           1,517
                                                           ------------   ------------   ------------    ------------
       Total                                               $  1,315,583   $      9,276   $    (67,863)   $  1,256,996
                                                           ============   ============   ============    ============

     As of December 31, 2002 and 2001, the Company had fixed maturity securities with a statement value of $11,843 and $11,885, respectively, on deposit with various state regulatory agencies.

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2002 are as follows:

                                                                                 NAIC
                                                            STATEMENT           MARKET
                                                              VALUE             VALUE
                                                          -------------    -------------
    Due in one year or less                                $    11,784      $    11,783
    Due after one year through five years                       46,960           48,299
    Due after five years through ten years                     109,243          109,710
    Due after ten years                                        191,759          187,432
                                                          -------------    -------------
           Subtotal                                            359,746          357,224
    Mortgage-backed securities                                 240,278          242,036
                                                          -------------    -------------
           Total bonds                                     $   600,024      $   599,260
                                                          =============    =============

     Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     Net realized capital losses consisted of the following:

                                                                                   2002             2001
                                                                               -------------    -----------
    Bonds                                                                      $   (48,419)     $ (12,016)
    Preferred stocks                                                               (24,794)            96
    Common stocks                                                                       41            316
    Mortgage loans on real estate                                                        -           (165)
    Other invested assets                                                                -           (439)
    Federal income tax expense                                                          25             98
                                                                               -------------    -----------
           Net realized capital losses, net of tax                                 (73,147)       (12,110)
    Transfer from IMR, net of tax                                                   25,372            220
                                                                               -------------    -----------
           Net realized capital losses, net of tax and transfer
             to IMR                                                            $   (47,775)       (11,890)
                                                                               =============    ===========

     In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. In 2001, net realized capital losses on bonds consisted of $13,802 gross realized gains and $25,818 gross realized losses. For the years ended December 31, 2002 and 2001, proceeds from the sales of fixed maturity securities were $1,923,211 and $1,906,909, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

     In 2002 and 2001, gross realized losses included $30,035 and $15,666, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

     At December 31, 2002 and 2001, the Company held unrated or less-than-investment grade corporate bonds of $64,158 and $140,939 respectively, with an aggregate fair value of $53,644 and $92,079, respectively. Those holdings amounted to 10.7% and 10.8% of the Company's investments in bonds at December 31, 2002 and 2001, respectively, and 3.4% and 4.3%, of the Company's total admitted assets at December 31, 2002 and 2001, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

     INVESTMENT INCOME

     Net investment income for the years ended December 31, 2002 and 2001, including accrual of discount and amortization of premiums, arose from the following sources:

                                                                             2002              2001
                                                                         ------------       ----------
    Bonds                                                                $    47,943        $  93,858
    Preferred stocks                                                           5,085            2,454
    Common stocks                                                                 34               67
    Mortgage loans on real estate                                              2,058            2,625
    Policy loans                                                                (104)           4,606
    Cash and short-term investments                                            2,053            4,132
    Other invested assets                                                      2,065              125
                                                                         ------------       ----------
         Total gross investment income                                        59,134          107,867
    Investment expenses                                                        1,865            4,420
                                                                         ------------       ----------
         Net investment income                                           $    57,269        $  103,447
                                                                         ============       ==========

     Accrued investment income excluded from surplus at December 31, 2002 and 2001 amounted to $2 and $43, respectively, and consists principally of bond interest where collection is not probable.

     COMMON AND PREFERRED STOCKS

     Affiliated common stock amounting to $470 at December 31, 2001, representing the Company's 100% investment in Eagle Mortgage Company, Inc., which engages in mortgage banking and purchasing first and second mortgages on commercial and residential property was sold in 2002 to Conseco Life of Texas. Proceeds from the sales of investments were $500; resulting in a gross realized gain of $30. The cost of all other common stocks held by the Company at December 31, 2002 and 2001 was $10 and $1,056, respectively.

     MORTGAGE LOANS

     At December 31, 2002, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 21%, 16%, 15% and 11% of the mortgage loan balance was on properties located in Michigan, West Virginia, New York and California, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

     During 2002, the respective minimum and maximum lending rates for mortgage loans were 9% and 11% for residential, 7% and 11% for commercial loans, and 9% and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. At December 31, 2002 and 2001, the Company held mortgages aggregating $12 and $0, respectively, with interest overdue beyond 180 days (excluding accrued interest). During 2002 and 2001, the Company had no impaired mortgage loans.

     During 2002 and 2001, no new mortgage loans were issued and no rates were reduced on existing mortgages.

     SHORT TERM BORROWINGS

     At December 31, 2001 the Company had an outstanding liability for borrowed money and accrued interest thereon of $151,833 relating to dollar repurchase agreements with brokers to sell and subsequently repurchase mortgage-backed securities. These securities were sold for cash with a specific date to repurchase similar securities. The securities were repurchased in January 2002 with an average finance rate of 6.14%.

     SECURITY LENDING

     The Company did not enter into any securities lending agreements during 2002 and there were none open at December 31, 2002. The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy is to require a minimum collateral of 102% of the fair value of the securities loaned calculated on a daily basis and collateralized by either cash or securities. The fair value of the securities loaned to others at December 31, 2001 was $8,663. The fair value of the collateral maintained against these securities was $8,896 or 103% of the fair value of the securities loaned.

5.   POLICY AND CLAIM RESERVES

     As of December 31, 2002 and 2001, the Company had $5,398,813 and $6,080,971, respectively of individual and group life insurance in force. On $450,162 and $497,916 of insurance in force as of December 31, 2002 and 2001, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,087 and $1,156 at December 31, 2002 and 2001, respectively.

     Substantially all of the separate account business of CVIC relates to individual variable annuities with non-guaranteed returns. However, CVIC also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

     Guaranteed minimum income benefit ("GMIB") - Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

     Guaranteed minimum death benefit ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

     At December 31, 2002, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                           $1,048,235                $39,126                 $27,302
       GMIB                                3,811                     29                      29

     At December 31, 2001, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                             $1,485,558                $40,481                 $33,701
       GMIB                                  3,889                     15                      15

     At December 31, 2002, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                          % OF
                                                                                        AMOUNT           TOTAL
                                                                                   ------------     -------------
    Subject to discretionary withdrawal:
          With market value adjustment                                             $      1,355              0.1%
          At book value less current surrender charge of 5% or more                     119,700              6.8%
          At market value                                                             1,075,171             61.2%
                                                                                   ------------     -------------
          Total with adjustment or at market value                                    1,196,226             68.1%
          At book value with minimal or no charge or adjustment                         494,928             28.1%
    Not subject to discretionary withdrawal                                              67,169              3.8%
                                                                                   ------------     -------------
    Total gross                                                                       1,758,323            100.0%
    Reinsurance ceded                                                                         -                 -
                                                                                   ------------     -------------
    Total net                                                                      $  1,758,323            100.0%
                                                                                   ============     =============

     At December 31, 2001, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                       % OF
                                                                                      AMOUNT          TOTAL
                                                                                    -----------     ---------
      Subject to discretionary withdrawal:
            With market value adjustment                                            $       731          0.0%
            At book value less current surrender charge of 5% or more                   149,002          6.1%
            At market value                                                           1,586,654         65.3%
                                                                                    -----------     ---------
            Total with adjustment or at market value                                  1,736,387         71.4%
            At book value with minimal or no charge or adjustment                       625,322         25.7%
      Not subject to discretionary withdrawal                                            69,789          2.9%
                                                                                    -----------     ---------
      Total gross                                                                     2,431,498        100.0%
      Reinsurance ceded                                                                       -            -
                                                                                    -----------     ---------
      Total net                                                                     $ 2,431,498        100.0%
                                                                                    ===========     =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                                             STATEMENT         ESTIMATED
                                                                               VALUE           FAIR VALUE
                                                                           ------------      -------------
        ASSETS
        Bonds                                                              $   600,024       $    599,260
        Preferred stocks                                                         3,345              3,254
        Common stock                                                                10                 10
        Cash and short-term investments                                         75,547             75,547
        Policy loans                                                            22,435             22,435
        Mortgage loans on real estate                                           21,790             22,611

        LIABILITIES
        Policy and contract reserves                                       $   692,622       $    633,682

     Amounts related to the Company's financial instruments as of December 31, 2001 are as follows:

                                                                            STATEMENT          ESTIMATED
                                                                              VALUE           FAIR VALUE
                                                                           ------------      ------------
        ASSETS
        Bonds                                                              $ 1,299,230       $  1,240,440
        Preferred stocks                                                        14,836             15,575
        Common stock                                                             1,517              1,517
        Cash and short-term investments                                        149,077            149,077
        Policy loans                                                            73,673             73,673
        Mortgage loans on real estate                                           27,267             26,605

        LIABILITIES
        Policy and contract reserves                                       $ 1,342,114       $  1,226,134

     BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

     POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

     POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair values of liabilities was calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

     The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements. The total reserves transferred under these agreements during 2002 were $503,678. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions was recorded as an increase to surplus, as special surplus funds, net to tax.

     The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $26,400 of its $39,126 GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation.

     Neither Inviva nor any of its related parties control directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). CVIC has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by CVIC prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2002 were approximately $500.

     No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

     Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                                 2002          2001
                                                                              --------      --------
      Premiums, annuity considerations and fund deposits                     $  40,118      $  4,308
      Policyholder benefits                                                     67,653         4,760
      Change in insurance and annuity reserves                                 464,518        38,019
      Policy and contract reserves                                             544,041        61,011


     The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. The Company retains a maximum of $500 of coverage per individual life. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     In 2002 and 2001, the Company entered into new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. As of December 31, 2002 and 2001, respectively, the amount of reinsurance credits, whether an asset or reduction of liability, taken for such new agreements was $491,453 and $10,618.

     The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 and $6, at December 31, 2002 and 2001, respectively. During 2002 and 2001, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

     The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $300 and $918 as of December 31, 2002 and 2001, respectively):

                                                                                2002          2001
                                                                             ----------    ----------
    SHORT DURATION CONTRACTS
    Direct premiums                                                          $   15,113    $   17,670
    Reinsurance assumed                                                              30             -
    Reinsurance ceded                                                             3,941           750
                                                                             ----------    ----------
      Premiums                                                               $   11,202    $   16,920
                                                                             ==========    ==========

    LONG DURATION CONTRACTS
    Direct premiums                                                          $  333,540    $  452,598
    Reinsurance assumed                                                               -           955
    Reinsurance ceded                                                            36,177         3,557
                                                                             ----------    ----------
      Premiums                                                               $  297,363    $  449,996
                                                                             ==========    ==========

     The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition.

     The Department has notified the Company that they intend to commence a triennial examination of the Company for the years 1999-2001 within the next several months.

     The Company has established a liability for guaranty fund assessments on several insolvencies of $400 and $1,700, as of December 31, 2002 and 2001, respectively. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2002 and 2001, respectively, the Company has estimated probable recoveries through premium tax credits to be $701 and $942. The period over which the credits are realized varies by state but typically range from five to ten years.

     As part of Inviva's acquisition of the Company, certain accounts (suspense accounts) which had a net balance of approximately a $2,800 asset as of September 30, 2002, were written off. Management believes that any subsequent activity pertaining to these unreconciled amounts will not have a material impact on the Company's financial position.

9.   FEDERAL INCOME TAXES

     For 2002, the Company will file two federal income tax returns. The first return will be a consolidated return filed by Conseco, Inc. and cover the period January1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return will include the period October 1, 2002 through December 31, 2002 and will be filed a separate life insurance company federal income tax return.

     As of December 31, 2002, the Company had tax capital loss carryforwards of $26,158 which expire in 2007. As of December 31, 2002, the Company had no tax operating loss carryforwards.

     The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

     Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                                           2002         2001
                                                                        ---------    --------
          Gross deferred tax assets                                     $  24,283    $ 34,435
          Gross deferred tax liabilities                                       47       2,249
                                                                        ---------    --------
          Net deferred tax assets                                          24,236      32,186
          Nonadmitted deferred tax assets                                  20,070      23,350
                                                                        ---------    --------
          Admitted deferred tax assets                                  $   4,166    $  8,836
                                                                        ---------    --------
          Decrease in deferred tax assets nonadmitted                   $   3,280    $  3,267
                                                                        =========    ========

     The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                                   2002            2001          CHANGE
                                                              -------------   -------------   -------------
     DTAS:
         Insurance reserves                                   $       1,894   $       9,262   $     (7,368)
         Proxy DAC                                                    3,832          13,846        (10,014)
         Investments                                                 17,051           7,679          9,372
         Other                                                        1,506           3,648         (2,142)
                                                              -------------   -------------   -------------
           Gross DTAs                                                24,283          34,435        (10,152)
         Nonadmitted DTAs                                            20,070          23,350         (3,280)
                                                              -------------   -------------   -------------
           Net admitted DTA                                           4,213          11,085         (6,872)
     DTLS:
         Investment income                                               40             374            334
         Life insurance premiums due & uncollected                        -           1,861          1,861
         Other                                                            7              14              7
                                                              -------------   -------------   -------------
           Gross DTL                                                     47           2,249          2,202
                                                              -------------   -------------   -------------
           Net admitted deferred tax assets                   $       4,166   $       8,836   $     (4,670)
                                                              =============   =============   =============

     Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                     2002           2001
                                                                                  ----------    ----------
Current year expense on operating income                                          $    8,075    $    1,052
Prior year over accrual of tax                                                        (3,141)       (6,820)
Other                                                                                    641             -
                                                                                  ----------    ----------
Current income taxes incurred on operating income                                 $    5,575    $   (5,768)
                                                                                  ==========    ==========

The significant book to tax differences in 2002 are as follows:

                                                                                  TAX EFFECT        RATE
                                                                                  ----------    ------------
Income before taxes                                                               $    8,167          35.0%
Difference in statutory and tax reserves                                              (4,780)        (20.5)%
Difference in statutory and tax investment income                                      1,709           7.3%
Deferred acquisition costs                                                            (6,721)        (28.8)%
Reinsurance commissions                                                                7,959          34.1%
Other                                                                                  1,741           7.5%
                                                                                  ----------    ------------
Taxable income from operations                                                    $    8,075          34.6%
                                                                                  ==========    ============

10.  RELATED PARTY TRANSACTIONS

     The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividend totaling $75,300 was paid on October 23, 2002. On December 21, 2001, the Company paid a common stock dividend in the amount of $10,100 in cash to Conseco Life of Texas.

     On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

     During 2002 and 2001, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate, which would result in a material contingent exposure of the Company's or any affiliated insurer's assets to loss.

     Under an investment advisory services agreement, Conseco Capital Management, Inc., a Conseco affiliate, manages the Company's investments and provided investment accounting services, for which expenses totaled $1,680 and $2,593 in 2002 and 2001, respectively.

     Conseco Mortgage Capital, Inc., another Conseco affiliate, provides origination and servicing for the Company's mortgage loans, for which expenses totaled $126 and $185 in 2002 and 2001, respectively.

     The Company also has a service agreement with Conseco Services, LLC, also a Conseco affiliate, under which certain administrative services are provided to the Company. This agreement stipulates that fees for such services will be 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. Expenses under this agreement totaled $21,772 and $39,366 in 2002 and 2001, respectively.

     The Company also has an administrative agreement with Conseco Securities, Inc., also a Conseco affiliate, which provides administrative services in connection with the Company's variable products. The Company paid $72 and $132 in 2002 and 2001, respectively, under this agreement.

     In addition, Conseco Services, LLC, provides accounting, tax, marketing, actuarial, legal, data processing, and other functional support services. The expenses incurred under this service agreement, while Conseco Services, LLC was an affiliated party of the Conseco, are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     Effective October 23, 2002, Inviva, Inc. provides certain general and administrative expenses to the Company under a service agreement. The expenses incurred under this service agreement of approximately $2,705 are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

     During 2002, the Company did not have an investment in an SCA entity that exceeded 10% of admitted assets.

11.  SEPARATE ACCOUNTS

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

     Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                              2002                                  2001
                                             -------------------------------------   ----------------------------------
                                                  SEPARATE                NON-            SEPARATE             NON-
                                                ACCOUNTS WITH          GUARANTEED      ACCOUNTS WITH        GUARANTEED
                                                  GUARANTEES            SEPARATE         GUARANTEES          SEPARATE
                                                   INDEXED              ACCOUNTS          INDEXED            ACCOUNTS
                                             -------------------------------------   ----------------------------------
     Premiums, deposits and other
      considerations                            $         44        $    255,664     $          49     $    336,010
                                             =====================================   ==================================

     For accounts with assets at:
        Market value                            $      1,355        $  1,075,492     $         731     $  1,586,911
                                             =====================================   ==================================

     Reserves for separate accounts by
      withdrawal characteristics:
        Subject to discretionary withdrawal:
          With market value adjustment          $      1,355       $           -     $         731     $          -
          At market value                                -              1,072,219                -         1,582,265
                                             --------------------------------------  ----------------------------------
        Subtotal                                       1,355            1,072,219              731         1,582,265
        Not subject to discretionary
         withdrawal                                      -                  3,273                -             4,646
                                             --------------------------------------  ----------------------------------
        Total separate account liabilities      $      1,355       $    1,075,492    $         731     $    1,586,911
                                             ======================================  ==================================

     Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                                     2002                   2001
                                                               -------------------   ------------------
     Transfers to Separate Accounts                               $   256,874           $  337,022
     Transfers from Separate Accounts                                 462,904              201,755
                                                               -------------------   ------------------
     Net transfers from (to) Separate Accounts                    $  (206,030)          $  135,267
                                                               ===================   ==================

12.  CAPITAL AND SURPLUS

     The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2002 was $17,746. Statutory surplus as regards policyholders as of December 31, 2002 was $55,192. The maximum dividend payout which may be made without prior approval in 2003 is $17,746. However, due to restrictions on dividends within a twelve month period, the maximum dividend payout may not be made without prior approval until October 23, 2003.

     The Company owned all of the 2,538 shares of its $100 par value Series A preferred stock. These shares were being carried as treasury stock. On May 2, 2001, the Company cancelled all of these preferred shares and no longer has any preferred stock outstanding.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002 and 2001, respectively, the Company meets its RBC requirements.

13.  RECONCILIATION TO STATUTORY ANNUAL STATEMENT

     The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                          CAPITAL AND         NET INCOME
                                                                            SURPLUS           YEAR ENDED
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              2002               2002
                                                                         --------------    --------------
     As reported in Annual Statement                                     $       61,586    $      (19,475)
     Deduct nonadmitted receivable from affiliate-capital
          contribution                                                           (7,500)                -
     Decrease in insurance annuity reserves                                       1,000             1,000
     Decrease other miscellaneous                                                   106               106
     Decrease in ceding commission income recognized                                  -           (11,660)
                                                                         --------------    --------------
     Total as reported in the accompanying audited statutory-basis
       balance sheet                                                     $       55,192    $      (30,029)
                                                                         ==============    ==============

     The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

     Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)                 Financial Statements


                    Required financial statements of Jefferson National Life Annuity Account I and Jefferson National Life Insurance Company (the "Company") are included in Part B hereof.


(b)                 Exhibits

    (1) Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(6)


    (2)             Not Applicable.


    (3) (a) Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Conseco Equity Sales, Inc.(8)

        (b) Form of Selling Agreement between the Company and Conseco Equity Sales, Inc.(8)

    (4) (a) (i)     Individual Flexible Premium Deferred Annuity Contract Fixed
                    and Variable Accounts.(8)

        (a) (ii) Individual Flexible Premium Deferred Variable Annuity Contract.(8)

        (b)         Guaranteed Minimum Death Benefit Rider.(8)

        (c)         Guaranteed Minimum Income Benefit Rider.(8)

        (d)         Waiver of Contingent Deferred Sales Charges for Unemployment
                    Rider.(8)

        (e) Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.(8)

        (f) Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider.(8)

        (g)         Earnings Protection Additional Death Benefit Rider.(8)

        (h)         Internal Appeals Endorsement.(8)

        (i)         Individual Retirement Annuity Endorsement.(8)

        (j)         Roth Individual Retirement Annuity Endorsement.(8)

        (k)         Section 403(b) Annuity Endorsement.(8)


        (l)         Form of Guaranteed Minimum Death Benefit Option 2 Rider.(14)

        (m)         Form of Guaranteed Minimum Income Benefit Option 2
                    Rider.(14)

        (n)         Form of Guaranteed Minimum Withdrawal Benefit Rider.(14)


    (5)             Application Form.(8)

    (6) (a)         Articles of Incorporation Great American Reserve Insurance
                    Company.(1)

        (b) Articles of Amendment to the Articles of Incorporation of the Company.(4)

        (c)         Amended and Restated By-Laws of the Company.(4)

    (7)             Not Applicable.


    (8) (a) (i)     Participation Agreement among The Alger American Fund, Great
                    American Reserve Insurance Company and Fred Alger and
                    Company, Incorporated.(2)

            (ii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and Great American Reserve Insurance Company.(11)

            (iii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and Conseco Variable Insurance Company, Inc.(11)

        (b) (i) Participation Agreement among Berger Institutional Products Trust, BBOI Worldwide LLC and Great American Reserve Insurance Company.(11)

            (ii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(11)

            (iii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(11)

        (c) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(2)

            (ii) Amendment to Fund Participation Agreement among Conseco Variable Insurance Company, Federated Securities Corp. and Federated Insurance Series.(11)

            (iii) Amendment to Fund Participation Agreement among Federated Securities Corp., Federated Insurance Series and Conseco Variable Insurance Company, Inc.(11)

        (d) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(11)

            (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(11)

            (iii) Amendment to Fund Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company, Inc.(11)

            (iv) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company.(11)

            (v) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.(14)

        (e) (i) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.(2)

            (ii) Amendment to Fund Participation Agreement between Lord Abbett Series Fund, Inc. and Great American Reserve Insurance Company.(12)

        (f) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc.(2)

            (ii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc.(11)

            (iii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc.(11)

            (iv) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(11)

            (v) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(11)

        (g) (i) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and Great American Reserve Insurance Company.(12)

            (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc.(12)

            (iii) Amendment to Participation Agreement among INVESCO Variable Funds, Inc., INVESCO Funds Group, Inc. and Conseco Variable Insurance Company.(12)

            (iv) Amendment to Fund Participation Agreement among INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Conseco Variable Insurance Company, Inc.(12)

            (v) Amendment to Fund Participation Agreement between Conseco Variable Insurance Company, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and INVESCO Variable Investment Funds, Inc.(12)

        (h) (i) Form of Fund Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc.(4)

            (ii) Form of Fund Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Jefferson National Life Insurance Company.(14)


        (i) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust, the Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.(5)


        (j) (i) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.(7)

            (ii) Amendment to Fund Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company, Inc.(11)

        (k) (i) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company.(7)

            (ii) Amendment to Schedule A of the Participation Agreement by and among First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc. and Conseco Variable Insurance Company.(11)

        (l) (i) Fund Participation Agreement between Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.(11)

            (ii) Amendment to Fund Participation Agreement between the Dreyfus Corporation and Conseco Variable Insurance Company.(11)

        (m) (i) Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(11)

            (ii) Amendment to Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(11)

            (iii) Fund Participation Agreement (Service Shares) between Janus Aspen Series, Janus Distributors, Inc. and Conseco Variable Insurance Company.(13)

            (iv) Amendment to Fund Participation Agreement (Service Shares) between Janus Aspen Series, Janus Distributors, Inc. and Conseco Variable Insurance Company.(13)

            (v) Fund Participation Agreement between Janus Aspen Series and Jefferson National Life Insurance Company.(14)

        (n) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(11)

            (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(11)

            (iii) Amendment to Fund Participation Agreement among Lazard Asset Management, Lazard Retirement Series, Inc. and Conseco Variable Insurance Company.(11)

        (o) (i) Fund Participation Agreement between Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company.(11)

            (ii) Addendum to Fund Participation Agreement among Conseco Variable Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(11)

            (iii) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(11)

            (iv) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(14)

        (p) (i)     Participation Agreement by and among Great American
                    Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(11)

            (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(11)

            (iii) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(11)

            (iv) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(11)

        (q) Participation Agreement among Conseco Variable Insurance Company, Conseco Series Trust and Conseco Equity Sales, Inc.(14)

        (r) Participation Agreement by and among Jefferson National Life Insurance Company, Royce Capital Fund and Royce Associates, LLC.(14)

        (s) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Jefferson National Life Insurance Company and Inviva Securities Corporation.(14)

        (t) Participation Agreement by and among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(14)

        (u) Shareholder Services Agreement by and between Jefferson National Life Insurance Company and Third Avenue Management LLC.(14)


    (9)             Opinion and Consent of Counsel.(10)


    (10)(a)         Consent of Morgan, Lewis & Bockius LLP.(14)

        (b)         Consent of Independent Auditors.(14)


    (11)            Not Applicable.

    (12)            Not Applicable.

    (13)            Schedule of Computation of Performance Quotations.(9)

(1) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account H, filed electronically on April 28, 2000 (File Nos. 333-90737 and 811-09693).

(5) Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4, Conseco Variable Annuity Account F, filed electronically on December 29, 2000 (File Nos. 333-40309 and 811-08483).

(6) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, Conseco Variable Annuity Account I, filed electronically on January 17, 2001 (File Nos. 333-53836 and 811-10213).

(7) Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 033-02460 and 811-04819).

(8) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account I, filed electronically on May 15, 2001 (File Nos. 333-53836 and 811-10213).

(9) Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2001 (File Nos. 333-90737 and 811-09693).

(10) Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2002 (File Nos. 333-90737 and 811-09693).

(11) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4, Conseco Variable Annuity Account E, filed electronically on June 24, 2002 (File Nos. 033-74092 and 811-08288).

(12) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account G, filed electronically on June 24, 2002 (File Nos. 333-00373 and 811-07501).

(13) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4, Conseco Variable Annuity Account I, filed electronically on June 24, 2002 (File Nos. 333-53836 and 811-10213).

(14) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts.



                                              POSITIONS AND OFFICES WITH
                 NAME                                  DEPOSITOR                           BUSINESS ADDRESS
---------------------------------------------------------------------------------------------------------------------
             David Smilow                   Director, Chairman of the Board     435 Hudson Street, 2nd Floor
                                              and Chief Executive Officer       New York, NY 10014

          Tracey Hecht Smilow              Director and Vice Chairman of the    435 Hudson Street, 2nd Floor
                                                         Board                  New York, NY 10014

             Shane Gleeson                      Director and President          9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY 40223

              Dean Kehler                              Director                 CIBC World Markets
                                                                                425 Lexington Avenue
                                                                                3rd Floor
                                                                                New York, NY 10017

             Thomas Leaton                             Director                 305 Roosevelt Ct., NE
                                                                                Vienna, VA 22180

            Mark Singleton                      Chief Financial Officer         435 Hudson Street, 2nd Floor
                                                                                New York, NY 10014

            Craig A. Hawley                  General Counsel and Secretary      9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY 40223

              Gary Thomas                            Chief Actuary              9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY 40223

             Greg Goulding                      Chief Corporate Actuary         435 Hudson Street, 2nd Floor
                                                                                New York, NY 10014

              Todd Solash                    Director of Sales & Marketing      435 Hudson Street, 2nd Floor
                                                                                New York, NY 10014

              Eric Solash                              Treasurer                435 Hudson Street, 2nd Floor

                                              POSITIONS AND OFFICES WITH
                 NAME                                  DEPOSITOR                           BUSINESS ADDRESS
---------------------------------------------------------------------------------------------------------------------
                                                                                New York, NY 10014

            Mary Kaczmarek                  Director - Strategic Relations      435 Hudson Street, 2nd Floor
                                                                                New York, NY 10014

             Chris Tosney                      Director - Administration        9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY 40223

              John Smith                   Director - Information Technology    9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY 40223

             Martin Catron                            Controller                435 Hudson Street, 2nd Floor
                                                                                New York, NY 10014

             Martha Reesor                         Chief Underwriter            9920 Corporate Campus Drive, Suite
                                                                                1000
                                                                                Louisville, KY 40223

              Simon Walsh                        Director - Marketing           435 Hudson Street, 2nd Floor
                                                                                New York, NY 10014

              Bob Mittel                    Director - Business Development     435 Hudson Street, 2nd Floor
                                                                                New York, NY 10014

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company.






EDGAR REPRESENTATION OF THE PRINTED GRAPHIC

--------------------------------
David Smilow and Tracey Hecht
 Smilow and Family Members
--------------------------------

                   100%
--------------------------------           --------------------------------
    Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
--------------------------------                     Employees
                                           --------------------------------

                    78%                                          22%

------------------------------------------------------------------------------
                             Inviva, Inc. (DE)
------------------------------------------------------------------------------

     100%                                 100%                      100%
------------------------  ------------------------  ------------------------
    Lifco Holding            Inviva Securities             JNF Holding
  Company, Inc. (DE)          Corporation (DE)        Company, Inc. (DE)
------------------------  ------------------------  ------------------------

   100%                                               100%
--------------------------------           ---------------------------------
 The American Life Insurance               Jefferson National Life Insurance
  Company of New York (NY)                          Company (TX)
--------------------------------           ---------------------------------


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of April 18, 2003 there were 109 owners of non-qualified contracts and 191 owners of qualified contracts.


ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

American Separate Account 5
Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Separate Account L
Jefferson National Life Advisor Variable Annuity Account

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.



               NAME                      POSITIONS AND OFFICES
---------------------------------------------------------------------------
          Craig A. Hawley              President, General Counsel
                                             and Secretary

           Shane Gleeson                        Director

           Bob Jefferson                       Director*

       Edward J. O'Brien, IV            Chief Financial Officer



* The principal business address for Bob Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Pennsylvania, PA 19103.

(c) Prior to May 1, 2003, Conseco Equity Sales, Inc. served as the Registrant's principal underwriter. The information in the table below is for the Registrant's last fiscal year.

                           NET UNDERWRITING      COMPENSATION ON
   NAME OF PRINCIPAL         DISCOUNTS AND        REDEMPTION OR       BROKERAGE
      UNDERWRITER             COMMISSIONS         ANNUITIZATION       COMMISSIONS    COMPENSATION*
-----------------------------------------------------------------------------------------------------
Conseco Equity
Sales, Inc.                None                  None                 None           None




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company c/o Inviva, Inc., 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


     (d) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Post-Effective Amendment No. 6 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Louisville, the State of Kentucky, on this 30th day of April 2003.

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                                       (Registrant)

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                       (Depositor)

                                       By: /s/ David Smilow
                                           -----------------------------
                                           Name:  David Smilow
                                           Title: Chairman of the Board and
                                                  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                              TITLE                             DATE
---------------------------            --------------------------        --------------

/s/ David Smilow                       Chairman of the Board and         April 30, 2003
----------------                       Chief Executive Officer
Name: David Smilow

/s/ Tracey Hecht Smilow                Director                          April 30, 2003
-----------------------
Name: Tracey Hecht Smilow

/s/ Shane Gleeson                      Director                          April 30, 2003
-------------------
Name: Shane Gleeson

/s/ Dean Kehler                        Director                          April 30, 2003
---------------
Name: Dean Kehler

/s/ Thomas Leaton                      Director                          April 30, 2003
-------------------
Name: Thomas Leaton

/s/ Mark Singleton                     Chief Financial Officer           April 30, 2003
--------------------
Name: Mark Singleton

                                  EXHIBIT INDEX

Exhibit (4)(L)      Form of Guaranteed Minimum Death Benefit Option 2 Rider.

Exhibit (4)(M)      Form of Guaranteed Minimum Income Benefit Option 2
                    Rider.

Exhibit (4)(N)      Form of Guaranteed Minimum Withdrawal Benefit Rider.

Exhibit (8)(d)(v)   Amendment to Fund Participation Agreement between Van Eck
                    Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

Exhibit (8)(h)(ii)  Form of Fund Participation Agreement among Rydex Variable
                    Trust, Rydex Distributors, Inc. and Jefferson National Life Insurance Company.

Exhibit (8)(m)(v)   Fund Participation Agreement between Janus Aspen Series and
                    Jefferson National Life Insurance Company.

Exhibit (8)(o)(iv)  Amendment to Fund Participation Agreement among Neuberger
                    Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.

Exhibit (8)(q)      Participation Agreement among Conseco Variable Insurance
                    Company, Conseco Series Trust and Conseco Equity Sales, Inc.

Exhibit (8)(r)      Participation Agreement by and among Jefferson National Life
                    Insurance Company, Royce Capital Fund and Royce Associates,
                    LLC.

Exhibit (8)(s)      Participation Agreement by and among AIM Variable Insurance
                    Funds, AIM Distributors, Inc., Jefferson National Life
                    Insurance Company and Inviva Securities Corporation.

Exhibit (8)(t)      Participation Agreement by and among Jefferson National Life
                    Insurance Company, PIMCO Variable Insurance Trust and PIMCO
                    Funds Distributors LLC.

Exhibit (8)(u)      Shareholder Services Agreement by and between Jefferson
                    National Life Insurance Company and Third Avenue Management
                    LLC.

Exhibit (10)(a)     Consent of Morgan, Lewis & Bockius LLP.

Exhibit (10)(b)     Consent of Independent Auditors.